UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09303 & 811-09923

Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust
(Exact name of registrant as specified in charter)

470 Park Avenue South

New York, NY 10016
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

1-646-495-7333

Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2023

Date of reporting period: June 30, 2023

Item 1. Reports to Stockholders.

June 30, 2023 www.kineticsfunds.com

Semi-Annual Report

The Internet Fund

The Global Fund

The Paradigm Fund

The Small Cap Opportunities Fund

The Market Opportunities Fund

The Multi-Disciplinary Income Fund

The Kinetics Spin-off and Corporate Restructuring Fund

Each a series of Kinetics Mutual Funds, Inc.

KINETICS MUTUAL FUNDS, INC.
Table of Contents
June 30, 2023 (Unaudited)

Page
Shareholders’ Letter	2
Year 2023 Semi-Annual Investment Commentary	5
KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS AND
THE KINETICS SPIN-OFF AND CORPORATE RESTRUCTURING FUND
Expense Example	10
Allocation of Assets — The Kinetics Spin-off and Corporate
Restructuring Fund	15
Schedule of Investments — The Kinetics Spin-off and Corporate
Restructuring Fund	16
Statements of Assets & Liabilities	18
Statements of Operations	22
Statements of Changes in Net Assets	26
Notes to Financial Statements	36
Financial Highlights	62
KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Consolidated Portfolio Assets	85
Consolidated Portfolio of Investments —The Internet Portfolio	91
Consolidated Portfolio of Investments — The Global Portfolio	94
Consolidated Portfolio of Investments — The Paradigm Portfolio	98
Consolidated Portfolio of Investments — The Small Cap
Opportunities Portfolio	102
Consolidated Portfolio of Investments — The Market
Opportunities Portfolio	106
Portfolio of Investments — The Multi-Disciplinary Income Portfolio	110
Consolidated Statements of Assets & Liabilities	111
Consolidated Statements of Operations	114
Consolidated Statements of Changes in Net Assets	117
Consolidated Notes to Financial Statements	120
Privacy Policy	149

KINETICS MUTUAL FUNDS, INC.
Shareholders’ Letter

Dear Fellow Shareholders,

We are pleased to present the Kinetics Mutual Funds (“Funds”) Semi-Annual Report for the six-month period ended June 30, 2023. Equity markets rose sharply in the first half of the year, largely due to an outsized contribution from the top ten constituents in the S&P 500 Index, which now comprise over 30% of the index. These top 10 companies rose by an average of 63%, while the remaining index constituents rose by an average of only 9%. The underlying drivers for the outsized gains of the large companies, which are dominated by technology issuers, are plentiful and complex. However, there is a popular narrative that inflation, which has plagued broader markets for much of the past several years, has been successfully reduced via central bank policies without any consequential economic deterioration. The media and financial pundits refer to this as the “soft landing” scenario, which includes a reduction in interest rates as inflation returns to targeted levels.

This narrative, which is fully embedded in the valuation of most large capitalization securities today, is, in our opinion, wishful thinking. Firstly, consumer price levels are nearly 18% above 2019 levels—and continue to rise at over a 3% rate off this elevated base. However, the recent deceleration in inflation (not to be mistaken with deflation), is largely the result of a high base effect in 2022, and lower energy prices. It appears that the base effects are turning less favorable into year end, just as supply constraints are impacting natural resource markets. On the economic side of the equation, the resilience in economic activity and corporate profits has been surprising, to be sure. However, this fails to adjust for the lagging impact of higher interest rates, lower credit availability and rising input costs. Thus, just as the market is priced for a fairy tale ending to the fiscal and monetary experiments of the 2020s, it may soon be turning into a nightmare.

The complexity of current markets cannot be understated, nor can the nearly infinite iterations of potential trajectories from this point. However, it appears that between government fiscal deficits and debt levels, private credit markets, commercial real estate markets, private equity markets, bank, and insurance company balance sheets—just to name a few—there are many potential fracture points in the soft-landing narrative. To the extent that any or all of these vulnerable markets cause broader economic strife, and particularly to the extent it impacts credit market liquidity, we believe that there is a near certainty the central banks will respond just as they have to every market disruption since 2009: with liquidity injections and easing measures.

If we accept that the modern global economy, with leverage levels well in excess of any historical period, simply cannot withstand a severe downturn lest the entire financial/economic system will be at risk: the result is and always will be easing. This will eventually create ever greater inflationary impulses. The greatest source of inflation is finite, indispensable hard assets, yet central planners have been targeting reducing demand for these assets, while not addressing structural supply shortages. In fact, the current short-term oriented demand focused policies will only perpetuate and exacerbate the shortages via disincentives for private industry to invest in the industries.

The path to this eventuality is as uncertain as ever, but our conviction that this is, in fact, an eventuality has increased. Our simple focus is to ignore the episodic market manias and to identify quality assets and quality business models to access these hard assets.

A performance summary for the half year ended June 30,2023 follows (No-Load Class):

The Internet Fund +3.16%; The Global Fund -3.95%; The Paradigm Fund -27.99%; The Small Cap Opportunities Fund -23.00%; The Market Opportunities Fund -21.16%; The Multi-Disciplinary Income Fund +1.64%; and the Kinetics Spin-Off and Corporate Restructuring Fund -28.22%. This compares to returns of: +16.89% for the S&P 500® Index; +6.03% for the S&P 600 Small Cap Index; +13.93% for the MSCI All Country World (ACWI) Index; +2.09% for the Bloomberg U.S. Aggregate Bond Index: +5.38% for the Bloomberg U.S. Corporate High Yield Index; +32.32% for the Nasdaq Index; and +11.67% for the MSCI EAFE Index.

Mark Twain is often credited with the prescient quote that “history doesn’t repeat itself, but it often rhymes.” Along these lines, in the late 18th century, pre-revolution France was burdened by ballooning government interest expense, which coincided with high inflation, particularly in food prices. The government debt was quite modest by modern standards, at approximately 55% of GDP, but borrowers demanded higher interest as a result of unending deficits. The social problems were compounded by the ruling class further oppressing the middle and lower class via onerous taxes. It’s impossible to ignore the parallels to much of the developed world today – and we are by no means forecasting a modern equivalent of the storming of the Bastille. That being said, we do expect a radically different environment compared to that of the past 20-30 years, and for obvious reasons. Our investments are aligned with but are not contingent on such a shift. Yet broad indexes and various other assets classes continue to implicitly bet on an indefinite continuation of the modern economic order.

KINETICS MUTUAL FUNDS, INC.

Investment Commentary

The prices of financial assets in 2023 have been dominated by the narrative of a pending economic recession in the United States. This would ostensibly suggest a “risk-off” scenario, where traditional haven assets such as U.S. Treasuries, Utility stocks, Consumer Staples stocks, and potentially, gold would outperform. Conversely, the poorest performing assets would be those most cyclically exposed to the economic cycle, such as commodities, Energy and Materials stocks, and highly valued technology stocks. Implied volatility levels (VIX) would also be expected to rise considerably, or at the very least, would be elevated relative to mid-cycle levels. In short, while some of these indicators are presently consistent with the looming recession narrative in the current market, many others are wholly inconsistent with this outcome.

In aggregate, most fixed income assets are indicating an imminent and severe recession, while most equities are pricing in a far more sanguine outlook. For example, the U.S. yield curve remains deeply inverted, with the 2-Year U.S. Treasury yielding approximately 1.06% more than the 10-Year Treasury. An inversion of the yield curve is often an indicator of a recession, and the level of inversion has nearly doubled since the beginning of the year. Similarly, the spread between the Bloomberg U.S. High Yield Composite and the U.S. 10-Year Treasury is a robust 4.77%; however, this is approximately 34 basis points tighter than the beginning of the year, suggesting more sanguine credit conditions. Perhaps most critically, every tenor of the U.S. Treasury debt beyond 6 months currently has a lower yield than the overnight federal funds rate. We believe this condition would only exist in a free market if there were expectations of imminent and material reductions in the overnight rate (presumably precipitated by an economic decline).

On the equity side, technology stocks (Nasdaq Composite) surged over 32% year-to-date (through June 30, 2023), led by mega-capitalization issuers such as Microsoft, Meta, Nvidia, Amazon, and Apple. These companies have a median forward earnings multiple on estimated earnings of approximately 31x, which compares to approximately 18.5x for the other S&P 500 Index constituents. Conversely, Energy, Materials, and Financial Service companies in the S&P 500 underperformed materially in aggregate, year-to-date, despite a median forward earnings multiple of approximately 12x for the respective S&P 500 constituents.

We believe the only logical, albeit theoretical, explanation for the price action of financial markets is that the market expects a moderate recession, which would likely force the federal reserve to reduce interest rates. This is consistent with bond price action and cyclical equity price action. However, the market does not expect the recession to be sufficient to erode the earnings growth of long duration technology stocks, which will benefit from structurally lower long-term interest rates. This is somewhat supported by the Fed Funds futures market, which prices in a 55% probability that the Federal Reserve will cut interest rates at least once by the March 2024 meeting. However, this compares to the market pricing in several rate cuts by the end of 2023 at the beginning of this year.

We interpret all of the aforementioned high-level data as the market implicitly pricing in a return to the pre-2020 financial and economic conditions. This includes, most prominently: i.) extremely low interest rates, ii.) low (stable) inflation, iii.) high equity multiples (low risk premium), and iv.) low volatility. We believe that the probability of any single one of these variables occurring is extremely low, and the probability of them all occurring is negligible. The task for investors today is to determine where these expectations are wrong, and to identify the largest price divergences, so as to capitalize on the inefficient pricing. Our hard asset price outlook would suggest that the depressed valuations in the Energy, Materials and Financial Services sectors are ripe for long-term investors.

The equity-oriented funds (Paradigm, Small Cap, Market Opportunities, Internet, Global, and Spin-Off) all lagged during the six months ended June 30, 2023, primarily due to high exposure to “hard asset” oriented businesses. There have been short-term headwinds to natural resource prices, and a rapid sentiment shift, that have sent natural resource prices lower. However, the companies in the Funds’ portfolio largely possess unique asset bases which are high quality, low on the supply pricing curve, and which have robust reserve lives. We believe that the asset bases enable these companies to benefit despite volatility in the global economy for many years to come, yet in capital efficient business models. In particular, Texas Pacific Land Corp. (“TPL”) fell approximately 43% year-to-date (including dividends). The decline was likely in response to benchmark oil and gas prices falling approximately 13% and 49% respectively. Royalty companies such as TPL are exposed to energy price levels yet are without any related expenses. Thus, while cash flows are lower relative to the previous year, the companies continue to produce robust free cash flow through the commodity cycle. Exposure to various other hard asset industries, such as precious metals and land, contributed to performance, though broader markets were still driven by technology shares. The Funds had various degrees of positive attribution during the six months ended June 30, 2023, from a cryptocurrency pooled investment fund (Grayscale Bitcoin Trust). The underlying investment exposure to cryptocurrencies rose sharply (+82%) through the first half of the year, while Grayscale Bitcoin Trust’s rose over 130% by virtue of a narrowing of the NAV discount. The SEC rejected the Grayscale Bitcoin Trust’s most recent ETF conversion application in 2022, however, more recently, various major institutions including Blackrock and Fidelity, have refiled their similar applications. We are optimistic that this indicates broader investor demand for the product and a positive movement on the regulatory front.

During the first half of 2023, the Multi-Disciplinary Income Fund shifted toward Collateralized Loan Obligations (CLOs) as its primary area of investment. CLOs are securitization vehicles. Their collateral is primarily floating rate, first lien senior secured loans issued by public and private, cash flow positive companies. CLOs issue several debt tranches (as well as an equity tranche), which are typically rated AAA through BB. The proceeds from the debt and equity tranches issuance are used to invest in a diversified portfolio of assets, which is actively managed by a CLO manager. We believe that CLOs offer an attractive risk adjusted return, as well as a variety of beneficial qualities, including diversification, transparency, and oversight.

The Funds continue to compound long-term capital in high quality companies that are generally well outside of consensus favor. We believe that non-consensus companies are where the preponderance of outsized investment returns can be accessed, but at the distinct risk of discrete periods of underperformance relative to the market. Although past performance is no guarantee of future performance, if history is any guide, these periods are often the best times to embrace our Funds for future long-term success.

Disclosure

This material is intended to be reviewed in conjunction with a current prospectus, which includes all fees and expenses that apply to a continued investment, as well as information regarding the risk factors, policies and objectives of the Funds. Read it carefully before investing.

Past performance is no guarantee of future performance. Mutual fund investing involves risk. Principal loss is possible. Because The Internet Fund, and The Market Opportunities Fund invest in a single industry or geographic region, their shares are subject to a higher degree of risk than funds with a higher level of diversification. Internet, biotechnology and certain capital markets or gaming stocks are subject to a rate of change in technology, obsolescence and competition that is generally higher than that of other industries, hence they may experience extreme price and volume fluctuations.

The Internet Fund, Market Opportunities Fund, The Paradigm Fund, The Spin-Off and Corporate Restructuring Fund, and The Global Fund may have high a concentration of their investments in single companies or in single industries or geographic regions which may result in higher volatility and a higher degree of risk than funds with a higher level of diversification.

International investing [for all Funds] presents special risks including currency exchange fluctuation, government regulations, and the potential for political and economic instability. Accordingly, the share prices for these Funds are expected to be more volatile than that of U.S.-only funds.

Because smaller companies [for The Small Cap Opportunities Fund] often have narrower markets and limited financial resources, they present more risk than larger, more well established, companies.

Non-investment grade debt securities [for all Funds], i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Further, options contain special risks including the imperfect correlation between the value of the option and the value of the underlying asset. Investments [for The Multi- Disciplinary Income Fund] in futures, swaps and other derivative instruments may result in loss as derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Purchasing and writing put and call options and, in particular, writing “uncovered” options are highly specialized activities that entail greater than ordinary investment risk.

In addition, CLOs are typically leveraged, and such leverage may magnify The Multi-Disciplinary Fund’s loss on CLO investments.

As non-diversified Funds, except The Global Fund and The Multi-Disciplinary Income Fund, the value of Fund shares may fluctuate more than shares invested in a broader range of industries and companies. Unlike other investment companies that directly acquire and manage their own portfolios of securities, The Kinetics Mutual Funds, except Kinetics Spin-Off and Corporate Restructuring Fund, pursue their investment objectives by investing all of their investable assets in a corresponding portfolio series of the Kinetics Portfolios Trust.

The information concerning the Funds included in the shareholder report contains certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

The MSCI All Country World Index, the S&P 500® Index, NASDAQ Composite®, S&P 600® Small Cap Index, MSCI EAFE® Index, Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Corporate High Yield Bond Index each represent an unmanaged, broad-basket of stocks or bonds. They are typically used as a proxy for overall market performance.

Distributor: Kinetics Funds Distributor LLC is not an affiliate of Kinetics Mutual Funds, Inc. Kinetics Funds Distributor LLC is an affiliate of Horizon Kinetics Asset Management LLC, Investment Adviser to Kinetics Mutual Funds, Inc.

For more information, log onto www.kineticsfunds.com. July 1, 2023 — Horizon Kinetics Asset Management, LLC®

KINETICS MUTUAL FUNDS, INC. — THE FUNDS

Expense Example

June 30, 2023 (Unaudited)

Shareholders incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvestments of dividends or other distributions made by a Fund, redemption fees, and exchange fees, and (2), ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help investors understand the ongoing costs (in dollars) of investing in a series of Kinetics Mutual Funds, Inc. (except the Spin-off Fund, each a “Feeder Fund” and including the Spin-off Fund, collectively the “Funds”), and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on January 1, 2023 and held for the entire period from January 1, 2023 to June 30, 2023.

Actual Expenses

The Actual Expenses comparison provides information about actual account values and actual expenses. Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Feeder Fund invests all or generally all of its investable assets in a corresponding series of The Kinetics Portfolios Trust (each, a “Master Portfolio”, and together the “Master Portfolios”), a separately registered investment company. The Master Portfolio, in turn, invests in securities. With this type of organization, expenses can accrue specifically to the Master Portfolio or the Feeder Fund or both. Each Feeder Fund records its proportionate share of the Master Portfolio’s expenses, including directed brokerage credits, on a daily basis. Any expense reductions include Fund-specific expenses as well as the expenses allocated from the Master Portfolio. Note, the Spin-off Fund is not a Feeder Fund.

The Funds will charge shareholder fees for outgoing wire transfers, returned checks, and exchanges executed by telephone between a Fund and any other Fund. The Funds’ transfer agent charges a $5.00 transaction fee to shareholder accounts for telephone exchanges between any two Funds. The Funds’ transfer agent does not charge a transaction fee for written exchange requests. IRA accounts are assessed a $15.00 annual fee. Finally, as a disincentive to market-timing transactions, the Funds will assess a 2.00% fee on the redemption or exchange of Fund shares held for less than 30 days. These fees will be paid to the Funds to help offset transaction costs. The Funds reserve the right to waive the redemption fee, subject to their sole discretion, in instances deemed not to be disadvantageous to the Funds or shareholders as described in the Funds’ prospectus.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS

Expense Example — (Continued)

June 30, 2023 (Unaudited)

A shareholder may use the information provided in the first line, together with the amounts invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the Hypothetical Example for Comparison Purposes is useful in comparing ongoing costs only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional costs were included, shareholders’ costs would have been higher.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS

Expense Example — (Continued)

June 30, 2023 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/23 to
	(1/1/23)	(6/30/23)	Ratio	6/30/23)
The Internet Fund
No Load Class Actual	$1,000.00	$1,031.60	1.75%	$8.82
No Load Class Hypothetical (5% return
before expenses)	$1,000.00	$1,016.12	1.75%	$8.75
Advisor Class A Actual	$1,000.00	$1,030.30	2.00%	$10.07
Advisor Class A Hypothetical (5% return
before expenses)	$1,000.00	$1,014.88	2.00%	$9.99
Advisor Class C Actual	$1,000.00	$1,027.60	2.50%	$12.57
Advisor Class C Hypothetical (5% return
before expenses)	$1,000.00	$1,012.40	2.50%	$12.47

The Global Fund
No Load Class Actual - after expense
reimbursement	$1,000.00	$960.50	1.39%	$6.76
No Load Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,017.90	1.39%	$6.95
Advisor Class A Actual - after expense
reimbursement	$1,000.00	$960.20	1.64%	$7.97
Advisor Class A Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,016.66	1.64%	$8.20
Advisor Class C Actual - after expense
reimbursement	$1,000.00	$958.20	2.14%	$10.39
Advisor Class C Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,014.18	2.14%	$10.69

The Paradigm Fund
No Load Class Actual - after expense
reimbursement	$1,000.00	$720.10	1.64%	$6.99
No Load Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,016.66	1.64%	$8.20
Advisor Class A Actual - after expense
reimbursement	$1,000.00	$719.10	1.89%	$8.06
Advisor Class A Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,015.42	1.89%	$9.44
Advisor Class C Actual - after expense
reimbursement	$1,000.00	$717.40	2.39%	$10.18
Advisor Class C Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,012.94	2.39%	$11.93
Institutional Class Actual - after expense
reimbursement	$1,000.00	$720.60	1.44%	$6.14
Institutional Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,017.65	1.44%	$7.20

KINETICS MUTUAL FUNDS, INC. — THE FUNDS

Expense Example — (Continued)

June 30, 2023 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/23 to
	(1/1/23)	(6/30/23)	Ratio	6/30/23)
The Small Cap Opportunities Fund
No Load Class Actual - after expense
reimbursement	$1,000.00	$770.00	1.64%	$7.20
No Load Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,016.66	1.64%	$8.20
Advisor Class A Actual - after expense
reimbursement	$1,000.00	$769.10	1.89%	$8.29
Advisor Class A Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,015.42	1.89%	$9.44
Advisor Class C Actual - after expense
reimbursement	$1,000.00	$767.10	2.39%	$10.47
Advisor Class C Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,012.94	2.39%	$11.93
Institutional Class Actual - after expense
reimbursement	$1,000.00	$770.80	1.44%	$6.32
Institutional Class Hypothetical (5%
return before expenses) - after expense
reimbursement	$1,000.00	$1,017.65	1.44%	$7.20

The Market Opportunities Fund
No Load Class Actual - after expense
reimbursement	$1,000.00	$788.40	1.40%	$6.21
No Load Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,017.85	1.40%	$7.00
Advisor Class A Actual - after expense
reimbursement	$1,000.00	$787.50	1.65%	$7.31
Advisor Class A Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,016.61	1.65%	$8.25
Advisor Class C Actual - after expense
reimbursement	$1,000.00	$785.50	2.15%	$9.52
Advisor Class C Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,014.13	2.15%	$10.74
Institutional Class Actual - after expense
reimbursement	$1,000.00	$789.20	1.20%	$5.32
Institutional Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,018.84	1.20%	$6.01

KINETICS MUTUAL FUNDS, INC. — THE FUNDS

Expense Example — (Continued)

June 30, 2023 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/23 to
	(1/1/23)	(6/30/23)	Ratio	6/30/23)
The Multi-Disciplinary Income Fund
No Load Class Actual - after expense
reimbursement	$1,000.00	$1,016.40	1.19%	$5.95
No Load Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,018.89	1.19%	$5.96

The Kinetics Spin-off and Corporate Restructuring Fund
No Load Class Actual - after expense
reimbursement	$1,000.00	$718.20	1.45%	$6.18
No Load Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,017.60	1.45%	$7.25
Advisor Class A Actual - after expense
reimbursement	$1,000.00	$717.80	1.50%	$6.39
Advisor Class A Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,017.36	1.50%	$7.50
Advisor Class C Actual - after expense
reimbursement	$1,000.00	$714.90	2.25%	$9.57
Advisor Class C Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,013.64	2.25%	$11.23
Institutional Class Actual - after expense
reimbursement	$1,000.00	$718.20	1.25%	$5.33
Institutional Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,018.60	1.25%	$6.26

Note: Each Feeder Fund records its proportionate share of the respective Master Portfolio’s expenses on a daily basis. Any expense reductions include Feeder Fund-specific expenses as well as the expenses allocated for the Master Portfolio.

* Expenses are equal to the Feeder Fund’s annualized expense ratio before expense reimbursement and after expense reimbursement multiplied by the average account value over the period, multiplied by 181/365.

KINETICS MUTUAL FUNDS, INC. — THE FUND

Allocation of Portfolio Assets

June 30, 2023 (Unaudited)

The Kinetics Spin-off and Corporate Restructuring Fund

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Mining, Quarrying, and Oil and Gas Extraction	$11,373,243	52.1%
Manufacturing	2,110,604	9.7%
Management of Companies and Enterprises	1,305,847	6.0%
Finance and Insurance	1,145,348	5.2%
Real Estate	907,891	4.2%
Accommodation and Food Services	721,734	3.3%
Real Estate and Rental and Leasing	478,859	2.2%
Educational Services	457,184	2.1%
Arts, Entertainment, and Recreation	306,428	1.4%
Retail Trade.	88,544	0.4%
Professional, Scientific, and Technical Services	2,090	0.0%
Information	1,784	0.0%

*Excludes Short-Term Investments

KINETICS MUTUAL FUNDS, INC. — THE FUND

The Kinetics Spin-off and Corporate Restructuring Fund

Schedule of Investments — June 30, 2023 (Unaudited)

COMMON STOCKS — 85.08%	Shares	Value
Accommodation — 3.31%
Civeo Corp. - ADR*	37,050	$ 721,734
Beverage and Tobacco Product Manufacturing — 0.31%
Crimson Wine Group Limited*	10,000	67,000
Chemical Manufacturing — 0.33%
Prestige Consumer Healthcare, Inc.*	797	47,366
Rayonier Advanced Materials, Inc.*	5,800	24,824
		72,190
Data Processing, Hosting, and Related Services — 0.01%
Rumble, Inc.*	200	1,784
Diversified Real Estate Activities — 0.97%
PrairieSky Royalty Limited*	12,100	211,539
Educational Services — 2.09%
Graham Holdings Company - Class B	800	457,184
Fabricated Metal Product Manufacturing — 0.79%
Masco Corporation	3,000	172,140
Funds, Trusts, and Other Financial Vehicles — 0.05%
Mesabi Trust	550	11,225
Machinery Manufacturing — 0.17%
The Manitowoc Company, Inc.*	2,000	37,660
Management of Companies and Enterprises — 5.98%
A.P. Moeller-Maersk A/S - Class B - ADR.	8,000	70,000
Associated Capital Group, Inc. - Class A [c]	34,300	1,214,220
Galaxy Digital Holdings Ltd.*	5,000	21,627
		1,305,847
Miscellaneous Manufacturing — 8.07%
CSW Industrials, Inc	10,600	1,761,614
Oil and Gas Extraction — 52.09%
Texas Pacific Land Corp. [c]	8,639	11,373,243
Other Financial Investment Activities — 3.63%
GAMCO Investors, Inc. - Class A	41,354	792,343

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND

The Kinetics Spin-off and Corporate Restructuring Fund

Schedule of Investments — June 30, 2023 (Unaudited) — (Continued)

	Shares	Value
Other Investment Pools and Funds — 0.08%
Urbana Corporation*	4,834	$ 14,377
Urbana Corporation - Class A*	1,400	3,995
		18,372
Real Estate — 5.38%
DREAM Unlimited Corp.*[f]	58,300	907,891
The Howard Hughes Corporation*	3,300	260,436
Tejon Ranch Co.*	400	6,884
		1,175,211
Scientific Research and Development Services — 0.01%
Rafael Holdings, Inc. - Class B*	1,000	2,090
Spectator Sports — 1.40%
Liberty Media Corp.-Liberty Braves - Class C*	1,590	62,996
Liberty Media Corp.-Liberty Formula One - Class A*	3,600	243,432
		306,428
Sporting Goods, Hobby, Musical Instrument, and Book Stores — 0.41%
Vista Outdoor, Inc.*	3,200	88,544
TOTAL COMMON STOCKS
(cost $6,261,218)	18,576,148

CLOSED END FUNDS — 1.48%
Funds, Trusts, and Other Financial Vehicles — 1.48%
Capital Southwest Corporation	16,400	323,408
TOTAL CLOSED END FUNDS
(cost $273,137)		323,408
TOTAL INVESTMENTS — 86.56%
(cost $6,534,355)		$18,899,556

Percentages are stated as a percent of net assets.

* — Non-income producing security.

c — Significant Investment — Greater than 5% of net assets.

f — Level 2 Investment.

ADR —American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Assets & Liabilities

June 30, 2023 (Unaudited)

	The Internet	The Global
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$158,297,438	$28,336,239
Receivable from Adviser	25,649	15,879
Receivable for Fund shares sold	7,791	6,519
Prepaid expenses and other assets	35,703	31,101
Total Assets	158,366,581	28,389,738
LIABILITIES:
Payable for Master Portfolio interest purchased	—	6,154
Payable to Directors	3,215	580
Payable to Chief Compliance Officer	177	35
Payable for Fund shares repurchased	33,440	364
Payable for shareholder servicing fees	30,840	5,701
Payable for distribution fees	9,138	13,814
Accrued expenses and other liabilities	22,571	9,580
Total Liabilities	99,381	36,228
Net Assets	$158,267,200	$28,353,510
NET ASSETS CONSIST OF:
Paid in capital	$101,425,427	$22,494,166
Accumulated earnings	56,841,773	5,859,344
Net Assets	$158,267,200	$28,353,510
CALCULATION OF NET ASSET VALUE PER SHARE – NO LOAD CLASS:
Net Assets	$155,089,072	$22,216,200
Shares outstanding	3,302,028	2,688,793
Net asset value per share (offering price and redemption price)	$ 46.97	$ 8.26
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS A:
Net Assets	2,001,654	$ 1,039,003
Shares outstanding	47,031	126,569
Net asset value per share (redemption price)	$ 42.56	$ 8.21
Offering price per share ($42.56 divided by .9425 and $8.21
divided by .9425)	$ 45.16	$ 8.71
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS C:
Net Assets	1,176,474	$ 5,098,307
Shares outstanding	33,601	674,661
Net asset value per share (offering price and redemption price)	$ 35.01	$ 7.56

* Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Assets & Liabilities — (Continued)

June 30, 2023 (Unaudited)

	The Paradigm	The Small Cap Opportunities
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$711,123,575	$300,018,726
Receivable from Adviser	15,329	37,453
Receivable for Master Portfolio interest sold	471,421	349,989
Receivable for Fund shares sold	33,300	405,534
Prepaid expenses and other assets	75,474	62,141
Total Assets	711,719,099	300,873,843
LIABILITIES:
Payable to Directors	17,060	7,622
Payable to Chief Compliance Officer	1,152	515
Payable for Fund shares repurchased	504,721	755,523
Payable for shareholder servicing fees	112,194	51,972
Payable for distribution fees	172,886	36,758
Accrued expenses and other liabilities	62,295	31,980
Total Liabilities	870,308	884,370
Net Assets	$710,848,791	$299,989,473
NET ASSETS CONSIST OF:
Paid in capital	$225,721,616	$170,938,165
Accumulated earnings	485,127,175	129,051,308
Net Assets	$710,848,791	$299,989,473
CALCULATION OF NET ASSET VALUE PER SHARE – NO LOAD CLASS:
Net Assets	$320,040,045	$209,612,115
Shares outstanding	4,784,118	2,088,406
Net asset value per share (offering price and redemption price)	$ 66.90	$ 100.37
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS A:
Net Assets	$130,473,872	$ 15,737,287
Shares outstanding	2,040,974	163,222
Net asset value per share (redemption price)	$ 63.93	$ 96.42
Offering price per share ($63.93 divided by .9425 and $96.42
divided by .9425)	$ 67.83	$ 102.30
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS C:
Net Assets	$ 54,762,654	$ 8,645,387
Shares outstanding	947,693	95,390
Net asset value per share (offering price and redemption price)	$ 57.79	$ 90.63

CALCULATION OF NET ASSET VALUE PER SHARE – INSTITUTIONAL CLASS:
Net Assets	$205,572,220	$ 65,994,684
Shares outstanding	3,038,098	642,210
Net asset value per share (offering price and redemption price)	$ 67.66	$ 102.76

* Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Assets & Liabilities — (Continued)

June 30, 2023 (Unaudited)

		The Multi-
	The Market	Disciplinary
	Opportunity	Income
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$116,191,310	$12,102,933
Receivable from Adviser	38,270	26,674
Receivable for Master Portfolio interest sold	—	18,889
Receivable for Fund shares sold	129,219	1,000
Prepaid expenses and other assets	41,560	15,627
Total Assets	116,400,359	12,165,123
LIABILITIES:
Payable for Master Portfolio interest purchased	124,655	—
Payable to Directors	2,573	315
Payable to Chief Compliance Officer	154	21
Payable for Fund shares repurchased	4,564	19,671
Payable for shareholder servicing fees	20,856	2,573
Payable for distribution fees	22,372	11,984
Fund distribution payable	—	218
Accrued expenses and other liabilities	15,261	8,288
Total Liabilities	190,435	43,070
Net Assets	$116,209,924	$12,122,053
NET ASSETS CONSIST OF:
Paid in capital	$ 63,647,423	$17,577,986
Accumulated earnings	52,562,501	(5,455,933)
Net Assets	$116,209,924	$12,122,053
CALCULATION OF NET ASSET VALUE PER SHARE – NO LOAD CLASS:
Net Assets	$ 82,539,302	$12,122,053
Shares outstanding	2,298,320	1,227,972
Net asset value per share (offering price and redemption price)	$ 35.91	$ 9.87
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS A:
Net Assets	7,029,333	N/A
Shares outstanding	199,215	N/A
Net asset value per share (redemption price)	$ 35.29	N/A
Offering price per share ($35.29 divided by .9425)	$ 37.44	N/A
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS C:
Net Assets	9,519,078	N/A
Shares outstanding	285,097	N/A
Net asset value per share (offering price and redemption price)	$ 33.39	N/A
CALCULATION OF NET ASSET VALUE PER SHARE – INSTITUTIONAL CLASS:
Net Assets	$ 17,122,211	N/A
Shares outstanding	468,763	N/A
Net asset value per share (offering price and redemption price)	$ 36.53	N/A

* Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds' financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Assets & Liabilities — (Continued)

June 30, 2023 (Unaudited)

The Kinetics
Spin-off and
Corporate
Restructuring
Fund
ASSETS:
Investments, at value(1)	$18,899,556
Cash	2,963,134
Dividends and interest receivable	19,344
Prepaid expenses and other assets	32,500
Total Assets	21,914,534
LIABILITIES:
Payable to Adviser	8,802
Payable to Directors	553
Payable to Chief Compliance Officer	32
Payable to custodian	1,407
Payable for Fund shares repurchased	38,306
Payable for shareholder servicing fees	1,965
Payable for distribution fees	10,268
Accrued expenses and other liabilities	20,011
Total Liabilities	81,344
Net Assets	$21,833,190

(1) Cost of investments.	$ 6,534,355
NET ASSETS CONSIST OF:
Paid in capital	$ 6,617,754
Accumulated earnings	15,215,436
Net Assets	$21,833,190
CALCULATION OF NET ASSET VALUE PER SHARE – NO LOAD CLASS:
Net Assets	$ 62,018
Shares outstanding	3,280
Net asset value per share (offering price and redemption price)	$ 18.91
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS A:
Net Assets	$ 5,875,082
Shares outstanding	326,800
Net asset value per share (redemption price)	$ 17.98
Offering price per share ($17.98 divided by .9425)	$ 19.07
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS C:
Net Assets	$ 374,214
Shares outstanding	22,743
Net asset value per share (offering price and redemption price)	$ 16.45
CALCULATION OF NET ASSET VALUE PER SHARE – INSTITUTIONAL CLASS:
Net Assets	$15,521,876
Shares outstanding	855,491
Net asset value per share (offering price and redemption price)	$ 18.14

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Operations

For the Six Months Ended June 30, 2023 (Unaudited)

	The Internet	The Global
	Fund	Fund
INVESTMENT GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$ 1,311,841	$ 247,461
Interest	1,322,792	341,916
Income from securities lending	48,883	23,194
Expenses allocated from Master Portfolio	(1,011,531)	(195,437)
Net investment income from Master Portfolio	1,671,985	417,134
EXPENSES:
Distribution fees – Advisor Class A (See Note 3)	2,615	1,225
Distribution fees – Advisor Class C (See Note 3)	4,361	21,405
Shareholder servicing fees – Advisor Class A (See Note 3)	2,615	1,225
Shareholder servicing fees – Advisor Class C (See Note 3)	1,454	7,135
Shareholder servicing fees – No Load Class (See Note 3)	184,114	26,025
Transfer agent fees and expenses	43,178	11,008
Reports to shareholders	13,228	1,865
Administration fees	14,888	3,449
Professional fees	12,225	5,511
Directors' fees	4,990	949
Chief Compliance Officer fees	1,073	211
Registration fees	25,288	23,645
Fund accounting fees	2,772	505
Other expenses	3,301	530
Total expenses	316,102	104,688
Less, expense reimbursement	—	(86,317)
Net expenses	316,102	18,371
Net investment income	1,355,883	398,763
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain (loss) on:
Investments and foreign currency	677,629	(205,459)
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	2,736,897	(1,282,997)
Net gain (loss) on investments	3,414,526	(1,488,456)
Net increase (decrease) in net assets resulting from operations	$ 4,770,409	$ (1,089,693)
† Net of foreign taxes withheld of:	$ (3,364)	$ 399

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Operations — (Continued)

For the Six Months Ended June 30, 2023 (Unaudited)

		The Small Cap
	The Paradigm	Opportunities
	Fund	Fund
INVESTMENT GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$ 2,799,611	$ 1,189,399
Interest	1,834,335	2,178,264
Income from securities lending	11,442	24,578
Expenses allocated from Master Portfolio	(5,573,869)	(2,484,821)
Net investment income (loss) from Master Portfolio	(928,481)	907,420
EXPENSES:
Distribution fees – Advisor Class A (See Note 3)	186,880	23,868
Distribution fees – Advisor Class C (See Note 3)	243,226	37,794
Shareholder servicing fees – Advisor Class A (See Note 3)	186,880	23,868
Shareholder servicing fees – Advisor Class C (See Note 3)	81,075	12,598
Shareholder servicing fees – No Load Class (See Note 3)	482,096	326,021
Shareholder servicing fees – Institutional Class (See Note 3)	232,467	79,503
Transfer agent fees and expenses	137,185	65,006
Reports to shareholders	25,074	19,466
Administration fees	96,054	44,463
Professional fees	54,460	26,912
Directors' fees	30,744	14,283
Chief Compliance Officer fees	7,047	3,272
Registration fees	40,459	41,208
Fund accounting fees	17,310	7,869
Other expenses	15,505	5,956
Total expenses	1,836,462	732,087
Less, expense waiver for Institutional Class shareholder servicing fees	(174,350)	(59,627)
Less, expense reimbursement	(212,028)	(145,280)
Net expenses	1,450,084	527,180
Net investment income (loss) from Master Portfolio	(2,378,565)	380,240
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	33,666,056	11,119,594
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(324,109,217)	(114,627,509)
Net loss on investments	(290,443,161)	(103,507,915)
Net decrease in net assets resulting from operations	$ (292,821,726)	$ (103,127,675)
† Net of foreign taxes withheld of:	$ 56,469	$ 52,681

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Operations — (Continued)

For the Six Months Ended June 30, 2023 (Unaudited)

		The Multi-
	The Market	Disciplinary
	Opportunities	Income
	Fund	Fund
INVESTMENT GAIN ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$ 1,298,460	$ 78,607
Interest	699,505	318,274
Income from securities lending	46,392	883
Expenses allocated from Master Portfolio	(830,898)	(109,608)
Net investment income from Master Portfolio	1,213,459	288,156
EXPENSES:
Distribution fees – Advisor Class A (See Note 3)	9,757	—
Distribution fees – Advisor Class C (See Note 3)	39,694	—
Shareholder servicing fees – Advisor Class A (See Note 3)	9,757	—
Shareholder servicing fees – Advisor Class C (See Note 3)	13,231	—
Shareholder servicing fees – No Load Class (See Note 3)	107,547	18,478
Shareholder servicing fees – Institutional Class (See Note 3)	18,117	—
Transfer agent fees and expenses	26,512	3,188
Reports to shareholders	5,064	3,386
Administration fees	13,803	1,725
Professional fees	11,091	12,813
Directors' fees	4,327	502
Chief Compliance Officer fees	970	111
Registration fees	29,935	13,443
Fund accounting fees	2,403	276
Other expenses	2,407	336
Total expenses	294,615	54,258
Less, expense waiver for Institutional Class shareholder servicing fees	(13,588)	—
Less, expense reimbursement	(222,779)	(75,876)
Net expenses	58,248	(21,619)
Net investment loss	1,155,211	309,775
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
ALLOCATED FROM MASTER PORTFOLIOS:
Net realized loss on:
Investments and foreign currency	(1,004,011)	(1,836,506)
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(30,462,958)	1,764,787
Net loss on investments	(31,466,969)	(71,719)
Net increase (decrease) in net assets resulting from operations	$ (30,311,758)	$ 238,056
† Net of foreign taxes withheld of:	$ 12,580	$ —

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Operations — (Continued)

For the Six Months Ended June 30, 2023 (Unaudited)

The Kinetics
Spin-off and
Corporate
Restructuring
Fund
INVESTMENT INCOME:
Dividends†	$125,757
Interest	87,123
Total investment income	212,880
EXPENSES:
Distribution fees – Advisor Class A (See Note 3)	9,082
Distribution fees – Advisor Class C (See Note 3)	2,003
Shareholder servicing fees – Advisor Class A (See Note 3)	9,082
Shareholder servicing fees – Advisor Class C (See Note 3)	668
Shareholder servicing fees – No Load Class (See Note 3)	138
Shareholder servicing fees – Institutional Class (See Note 3)	18,321
Transfer agent fees and expenses	13,762
Reports to shareholders	1,007
Administration fees	11,887
Professional fees	10,596
Directors' fees	1,101
Chief Compliance Officer fees	223
Registration fees	30,739
Fund accounting fees	2,560
Investment advisory fees	131,160
Custodian fees and expenses	5,138
Other expenses	478
Total expenses	247,945
Less, expense waiver for Institutional Class shareholder servicing fees	(13,741)
Less, expense reimbursement	(58,392)
Net expenses	175,812
Net investment income	37,068
REALIZED AND UNREALIZED GAN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on:
Investments and foreign currency	1,186,680
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(10,526,116)
Net loss on investments	(9,339,436)
Net decrease in net assets resulting from operations	$ (9,302,368)
† Net of foreign taxes withheld of:	—

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets

	The Internet Fund		The Global Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2023	December 31,	2023	December 31,
	(Unaudited)	2022	(Unaudited)	2022
OPERATIONS:
Net investment income (loss)	$ 1,355,883	$ (1,029,228)	$ 398,763	$ 16,154
Net realized gain (loss) on sale of
investments and foreign currency	677,629	247,097	(205,459)	565,563
Net change in unrealized appreciation
(depreciation) of investments and
foreign currency	2,736,897	(51,267,951)	(1,282,997)	(2,587,071)
Net increase (decrease) in net assets
resulting from operations	4,770,409	(52,050,082)	(1,089,693)	(2,005,354)
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	—	(1,207,973)	—	(306,161)
Advisor Class A (See Note 5)	—	(21,151)	—	(12,291)
Advisor Class C (See Note 5)	—	(13,872)	—	(104,220)
Total distributions to shareholders	—	(1,242,996)	—	(422,672)
CAPITAL SHARE TRANSACTIONS —
NO LOAD CLASS:
Proceeds from shares sold	14,369,698	5,080,488	2,999,435	6,422,667
Redemption fees	15,480	18,359	5	366
Proceeds from shares issued to holders
in reinvestment of dividends	—	1,177,902	—	296,392
Cost of shares redeemed	(8,390,847)	(36,392,338)	(1,055,785)	(3,064,882)
Net increase (decrease) in net assets
resulting from capital
share transactions.	5,994,331	(30,115,589)	1,943,655	3,654,543
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS A:
Proceeds from shares sold	45,714	151,861	451,524	331,052
Redemption fees	240	409	—	12
Proceeds from shares issued to holders
in reinvestment of dividends	—	20,034	—	11,941
Cost of shares redeemed	(389,534)	(2,390,106)	(210,034)	(51,346)
Net increase (decrease) in net assets
resulting from capital
share transactions.	(343,580)	(2,217,802)	241,490	291,659

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

	The Internet Fund		The Global Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2023	December 31,	2023	December 31,
	(Unaudited)	2022	(Unaudited)	2022
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS C:
Proceeds from shares sold	$ 34,670	$ 61,970	$ 5,207	$ 166,949
Redemption fees	133	162	2	136
Proceeds from shares issued to holders
in reinvestment of dividends	—	12,935	—	86,990
Cost of shares redeemed	(133,762)	(244,098)	(1,212,590)	(468,624)
Net decrease in net assets
resulting from capital
share transactions.	(98,959)	(169,031)	(1,207,381)	(214,549)
TOTAL INCREASE (DECREASE)
IN NET ASSETS:	10,322,201	(85,795,500)	(111,929)	1,303,627
NET ASSETS:
Beginning of period	147,944,999	233,740,499	28,465,439	27,161,812
End of period	$158,267,200	$147,944,999	$ 28,353,510	$ 28,465,439
CHANGES IN SHARES OUTSTANDING —
NO LOAD CLASS:
Shares sold	316,241	99,119	367,978	722,160
Shares issued in reinvestments of
dividends and distributions	—	26,031	—	34,666
Shares redeemed	(185,888)	(684,124)	(127,846)	(357,454)
Net increase (decrease) in
shares outstanding	130,353	(558,974)	240,132	399,372
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS A:
Shares sold	1,117	3,147	54,297	38,765
Shares issued in reinvestments of
dividends and distributions	—	488	—	1,403
Shares redeemed	(9,808)	(49,711)	(25,956)	(5,834)
Net increase (decrease) in
shares outstanding	(8,691)	(46,076)	28,341	34,334
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS C:
Shares sold	1,009	1,472	667	19,959
Shares issued in reinvestments of
dividends and distributions	—	382	—	11,081
Shares redeemed	(3,999)	(6,545)	(158,898)	(58,750)
Net decrease in shares outstanding	(2,990)	(4,691)	(158,231)	(27,710)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

			The Small Cap
	The Paradigm Fund		Opportunities Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2023	December 31,	2023	December 31,
	(Unaudited)	2022	(Unaudited)	2022
OPERATIONS:
Net investment income (loss)	$ (2,378,565)	$ (1,896,788)	$ 380,240	$ 201,791
Net realized gain on sale of investments
and foreign currency	33,666,056	22,615,251	11,119,594	6,951,276
Net change in unrealized appreciation
(depreciation) of investments and
foreign currency	(324,109,217)	214,553,758	(114,627,509)	78,345,476
Net increase (decrease) in net assets
resulting from operations	(292,821,726)	235,272,221	(103,127,675)	85,498,543
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	—	(10,193,493)	—	—
Advisor Class A (See Note 5)	—	(3,852,589)	—	—
Advisor Class C (See Note 5)	—	(1,894,254)	—	—
Institutional Class (See Note 5)	—	(6,040,846)	—	—
Total distributions to shareholders	—	(21,981,182)	—	—
CAPITAL SHARE TRANSACTIONS —
NO LOAD CLASS:
Proceeds from shares sold	24,371,840	100,409,520	41,061,146	126,701,752
Redemption fees	16,457	25,054	35,552	66,119
Proceeds from shares issued to holders
in reinvestment of dividends	—	9,208,256	—	—
Cost of shares redeemed	(84,905,799)	(55,513,123)	(85,574,268)	(55,982,202)
Net increase (decrease) in net assets
resulting from capital
share transactions.	(60,517,502)	54,129,707	(44,477,570)	70,785,669

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

			The Small Cap
	The Paradigm Fund		Opportunities Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2023	December 31,	2023	December 31,
	(Unaudited)	2022	(Unaudited)	2022
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS A:
Proceeds from shares sold	$ 5,447,244	$ 6,530,604	$ 1,239,581	$ 8,562,055
Redemption fees	6,219	9,922	2,601	5,258
Proceeds from shares issued to holders
in reinvestment of dividends	—	3,314,774	—	—
Cost of shares redeemed	(10,612,430)	(16,577,623)	(4,016,278)	(4,856,689)
Net increase (decrease) in net assets
resulting from capital
share transactions.	(5,158,967)	(6,722,323)	(2,774,096)	3,710,624
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS C:
Proceeds from shares sold	784,364	875,965	404,782	1,910,596
Redemption fees	2,724	4,482	1,361	2,785
Proceeds from shares issued to holders
in reinvestment of dividends	—	1,751,396	—	—
Cost of shares redeemed	(7,170,683)	(7,623,346)	(1,169,150)	(1,622,186)
Net increase (decrease) in net assets
resulting from capital share
transactions	(6,383,595)	(4,991,503)	(763,007)	291,195
CAPITAL SHARE TRANSACTIONS —
INSTITUTIONAL CLASS:
Proceeds from shares sold	11,889,721	26,267,333	13,481,489	47,886,092
Redemption fees	9,631	15,214	10,804	18,656
Proceeds from shares issued to holders
in reinvestment of dividends	—	5,793,148	—	—
Cost of shares redeemed	(13,991,228)	(36,141,849)	(21,569,760)	(18,070,779)
Net increase (decrease) in net assets
resulting from capital
share transactions.	(2,091,876)	(4,066,154)	(8,077,467)	29,833,969
TOTAL INCREASE (DECREASE)
IN NET ASSETS:	(366,973,666)	251,640,766	(159,219,815)	190,120,000
NET ASSETS:
Beginning of period	1,077,822,457	826,181,691	459,209,288	269,089,288
End of period	$ 710,848,791	$1,077,822,457	$299,989,473	$459,209,288
CHANGES IN SHARES OUTSTANDING —
NO LOAD CLASS:
Shares sold	299,151	1,146,027	350,104	1,051,852
Shares issued in reinvestments of
dividends and distributions	—	99,452	—	—
Shares redeemed	(1,082,275)	(698,988)	(771,049)	(522,996)
Net increase (decrease) in
shares outstanding	(783,124)	546,491	(420,945)	528,856

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

			The Small Cap
	The Paradigm Fund		Opportunities Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2023	December 31,	2023	December 31,
	(Unaudited)	2022	(Unaudited)	2022
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS A:
Shares sold	72,297	79,284	11,340	75,758
Shares issued in reinvestments of
dividends and distributions	—	37,417	—	—
Shares redeemed	(146,446)	(214,260)	(38,912)	(39,878)
Net increase (decrease) in
shares outstanding	(74,149)	(97,559)	(27,572)	35,880
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS C:
Shares sold	10,944	11,206	3,748	17,143
Shares issued in reinvestments of
dividends and distributions	—	21,816	—	—
Shares redeemed	(107,649)	(107,863)	(11,910)	(15,798)
Net increase (decrease) in
shares outstanding	(96,705)	(74,841)	(8,162)	1,345
CHANGES IN SHARES OUTSTANDING —
INSTITUTIONAL CLASS:
Shares sold	151,429	330,569	115,219	395,880
Shares issued in reinvestments of
dividends and distributions	—	61,919	—	—
Shares redeemed	(184,981)	(425,231)	(192,783)	(166,875)
Net increase (decrease) in
shares outstanding	(33,552)	(32,743)	(77,564)	229,005

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

	The Market		The Multi-Disciplinary
	Opportunities Fund		Income Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2023	December 31,	2023	December 31,
	(Unaudited)	2022	(Unaudited)	2022
OPERATIONS:
Net investment income	$ 1,155,211	$ 170,512	$ 309,775	$ 384,762
Net realized gain (loss) on sale
of investments and foreign currency	(1,004,011)	$ 1,910,559	$ (1,836,506)	(2,246,927)
Net change in unrealized appreciation
(depreciation) of investments and
foreign currency	(30,462,958)	16,234,351	1,764,787	1,400,871
Net increase (decrease) in net assets
resulting from operations.	(30,311,758)	18,315,422	238,056	(461,294)
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	—	(1,299,088)	(323,814)	(157,840)
Advisor Class A (See Note 5)	—	(114,166)	N/A	(12,920)
Advisor Class C (See Note 5)	—	(156,778)	N/A	(24,369)
Institutional Class (See Note 5)	—	(325,685)	N/A	(193,403)
Total distributions to shareholders	—	(1,895,717)	(323,814)	(388,532)
CAPITAL SHARE TRANSACTIONS —
NO LOAD CLASS:
Proceeds from shares sold	14,271,015	22,338,739	119,409	15,474,902
Redemption fees	2,776	6,103	131	1
Proceeds from shares issued to
holders in reinvestment of dividends	—	1,295,925	182,960	103,542
Cost of shares redeemed	(6,818,146)	(24,781,188)	(4,419,769)	(2,280,354)
Net increase (decrease) in net assets
resulting from capital
share transactions	7,455,645	(1,140,421)	(4,117,269)	13,298,091

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

	The Market		The Multi-Disciplinary
	Opportunities Fund		Income Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2023	December 31,	2023	December 31,
	(Unaudited)	2022	(Unaudited)	2022
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS A:
Proceeds from shares sold	$ 212,102	$ 746,621	N/A	$ 24,756
Redemption fees	254	625	N/A	1
Proceeds from shares issued to holders
in reinvestment of dividends.	—	95,007	N/A	12,137
Cost of shares redeemed	(962,231)	(995,753)	N/A	(1,367,470)
Net increase (decrease) in net assets
resulting from capital
share transactions	(749,875)	(153,500)	N/A	(1,330,576)
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS C:
Proceeds from shares sold	232,140	667,866	N/A	17,323
Redemption fees	344	807	N/A	2
Proceeds from shares issued to holders
in reinvestment of dividends.	—	126,611	N/A	18,739
Cost of shares redeemed	(618,487)	(728,230)	N/A	(3,032,935)
Net increase (decrease) in net assets
resulting from capital
share transactions	(386,003)	67,054	N/A	(2,996,871)
CAPITAL SHARE TRANSACTIONS —
INSTITUTIONAL CLASS:
Proceeds from shares sold	1,072,041	3,121,126	N/A	272,593
Redemption fees	589	1,674	N/A	8
Proceeds from shares issued to holders
in reinvestment of dividends.	—	274,801	N/A	171,754
Cost of shares redeemed	(1,041,749)	(7,889,891)	N/A	(16,807,095)
Net increase (decrease) in net assets
resulting from capital
share transactions	30,881	(4,492,290)	N/A	(16,362,740)
TOTAL INCREASE (DECREASE) IN
NET ASSETS:	(23,961,110)	10,700,548	(4,203,027)	(8,241,922)
NET ASSETS:
Beginning of period	140,171,034	129,470,486	16,325,080	24,567,002
End of period.	$116,209,924	$140,171,034	$12,122,053	$16,325,080

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

	The Market		The Multi-Disciplinary
	Opportunities Fund		Income Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2023	December 31,	2023	December 31,
	(Unaudited)	2022	(Unaudited)	2022
CHANGES IN SHARES OUTSTANDING —
NO LOAD CLASS:
Shares sold	361,104	520,254	12,012	1,549,430
Shares issued in reinvestments of
dividends and distributions.	—	28,645	18,563	10,375
Shares redeemed	(174,298)	(602,202)	(444,779)	(225,594)
Net increase (decrease) in
shares outstanding	186,806	(53,303)	(414,204)	1,334,211
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS A:
Shares sold	5,417	17,658	N/A	2,469
Shares issued in reinvestments of
dividends and distributions.	—	2,135	N/A	1,209
Shares redeemed	(24,750)	(23,447)	N/A	(137,046)
Net increase (decrease) in
shares outstanding	(19,333)	(3,654)	N/A	(133,368)
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS C:
Shares sold	5,929	18,811	N/A	1,734
Shares issued in reinvestments of
dividends and distributions.	—	2,998	N/A	1,896
Shares redeemed	(17,462)	(19,107)	N/A	(308,441)
Net increase (decrease) in
shares outstanding	(11,533)	2,702	N/A	(304,811)
CHANGES IN SHARES OUTSTANDING —
INSTITUTIONAL CLASS:
Shares sold	28,021	75,839	N/A	26,594
Shares issued in reinvestments of
dividends and distributions.	—	5,978	N/A	17,032
Shares redeemed	(25,409)	(171,124)	N/A	(1,663,235)
Net increase (decrease) in
shares outstanding	2,612	(89,307)	N/A	(1,619,609)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

	The Kinetics Spin-off and
	Corporate Restructuring Fund
	For the
	Period Ended	For the
	June 30,	Year Ended
	2023	December 31,
	(Unaudited)	2022
OPERATIONS:
Net investment income	$ 37,068	$ 126,253
Net realized gain on sale of investments and foreign currency	1,186,680	3,182,087
Net change in unrealized appreciation (depreciation) of
investments and foreign currency	(10,526,116)	6,283,730
Net increase (decrease) in net assets resulting from operations	(9,302,368)	9,592,070
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	—	(2,445)
Advisor Class A (See Note 5)	—	(184,769)
Advisor Class C (See Note 5)	—	(15,877)
Institutional Class (See Note 5)	—	(436,078)
Total distributions to shareholders	—	(639,169)
CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	—	1,000
Redemption fees	18	1
Proceeds from shares issued to holders in reinvestment of dividends	—	2,445
Cost of shares redeemed	(45,000)	(23,464)
Net decrease in net assets resulting from capital share transactions	(44,982)	(20,018)
CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	578,929	4,473,654
Redemption fees	1,124	47
Proceeds from shares issued to holders in reinvestment of dividends	—	180,329
Cost of shares redeemed	(2,713,888)	(2,250,607)
Net increase (decrease) in net assets resulting from
capital share transactions	(2,133,835)	2,403,423
CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	—	71,000
Redemption fees	86	5
Proceeds from shares issued to holders in reinvestment of dividends	—	14,785
Cost of shares redeemed	(275,334)	(438,911)
Net decrease in net assets resulting from capital share transaction	(275,248)	(353,121)
CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:
Proceeds from shares sold	363,673	1,902,160
Redemption fees	2,849	117
Proceeds from shares issued to holders in reinvestment of dividends	—	355,529
Cost of shares redeemed	(1,874,236)	(2,453,673)
Net decrease in net assets resulting from capital share transactions	(1,507,714)	(195,867)
TOTAL INCREASE (DECREASE) IN NET ASSETS:.	(13,264,147)	10,787,318
NET ASSETS:
Beginning of period	35,097,337	24,310,019
End of period	$21,833,190	$35,097,337

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

	The Kinetics Spin-off and
	Corporate Restructuring Fund
	For the
	Period Ended	For the
	June 30,	Year Ended
	2023	December 31,
	(Unaudited)	2022
CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	—	53
Shares issued in reinvestments of dividends and distributions	—	93
Shares redeemed	(2,370)	(984)
Net decrease in shares outstanding	(2,370)	(838)
CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	26,405	200,315
Shares issued in reinvestments of dividends and distributions	—	7,225
Shares redeemed	(124,779)	(103,447)
Net increase (decrease) in shares outstanding	(98,374)	104,093
CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	—	3,054
Shares issued in reinvestments of dividends and distributions	—	645
Shares redeemed	(13,860)	(22,530)
Net decrease in shares outstanding	(13,860)	(18,831)
CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:
Shares sold	15,403	75,451
Shares issued in reinvestments of dividends and distributions	—	14,131
Shares redeemed	(89,083)	(104,583)
Net decrease in shares outstanding	(73,680)	(15,001)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements

June 30, 2023 (Unaudited)

1. Organization

Kinetics Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is incorporated in the State of Maryland. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund (“Internet”), The Global Fund (“Global”), The Paradigm Fund (“Paradigm”), The Small Cap Opportunities Fund (“Small Cap”), The Market Opportunities Fund (“Market Opportunities”), The Multi-Disciplinary Income Fund (“Multi-Disciplinary Income”) and The Kinetics Spin-off and Corporate Restructuring Fund (“Spin-off Fund”). Investment operations of the Company began on October 21, 1996 (Internet), December 31, 1999 (Global and Paradigm), March 20, 2000 (Small Cap), January 31, 2006 (Market Opportunities), February 11, 2008 (Multi-Disciplinary Income) and May 4, 2007 (Spin-off Fund). The Spin-off Fund completed a plan of reorganization at the close of business on December 8, 2017 to begin operations under the Company. Prior to December 8, 2017, the Spin-off Fund was known as Horizon Spin-off and Corporate Restructuring Fund, a series of Investment Managers Series Trust. Each series, except the Spin-off Fund, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Master Portfolio” and collectively the “Master Portfolios”) of Kinetics Portfolios Trust (the “Trust”). The Spin-off Fund does not invest all of its investable assets in a Master Portfolio and will directly acquire and manage its own portfolio of securities.

On April 28, 2000 (January 31, 2006, with respect to Market Opportunities, and February 11, 2008, with respect to Multi-Disciplinary Income), each series in the Company, except for the Spin-off Fund, entered into a master-feeder fund structure. By entering into this structure, each series, except for the Spin-off Fund, (each a “Feeder Fund” and collectively, the “Feeder Funds”) invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio may have multiple feeder funds. Each Feeder Fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each Feeder Fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2023 (Unaudited)

Each Feeder Fund’s respective interest in the corresponding Master Portfolio as of June 30, 2023, is as follows:

Interest in
Master Portfolio
The Internet Fund	99.975%
The Global Fund	99.955%
The Paradigm Fund	96.465%
The Small Cap Opportunities Fund	99.962%
The Market Opportunities Fund	99.967%
The Multi-Disciplinary Income Fund	98.455%

Prior to the conversion to a master-feeder fund structure on April 28, 2000, each then existing series conducted its own investment operations.

As of June 30, 2023, each of the Funds (other than the Multi-Disciplinary Income Fund) offers Advisor Class A shares. Advisor Class A shares are subject to an annual Rule 12b-1 fee of 0.50% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. During the six months ended June 30, 2023, payments under the Rule 12b-1 Plan for Advisor Class A shares of each Fund were limited to 0.25% of the average daily net asset value of such shares of such Fund. The Advisor Class A shares are also subject to a front-end sales charge of 5.75%.

As of June 30, 2023, each of the Funds (other than the Multi-Disciplinary Income Fund) offers Advisor Class C shares. Advisor Class C shares are subject to an annual Rule 12b-1 fee of 0.75% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. If you sell your Advisor Class C shares within 12 months of purchase, you will have to pay a contingent deferred sales charge of 1.00%, which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.

As of June 30, 2023, each of the Funds offers No Load Class shares. No Load Class shares are subject to a shareholder servicing fee of 0.25% of average daily net assets but do not have 12b-1 fees or a sales charge.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2023 (Unaudited)

As of June 30, 2023, the Paradigm, Small Cap, Market Opportunities and Spinoff Funds offer Institutional Class shares. Institutional Class shares are subject to a shareholder servicing fee of 0.20% of average daily net assets but do not have 12b-1 fees or a sales charge. The Adviser has contractually agreed to waive the portion of the Institutional Class shareholder servicing fee in excess of 0.05%.

Each class of shares for each Feeder Fund and the Spin-off Fund has identical rights and privileges except with respect to the Rule 12b-1 fees paid by the Advisor Class A and Advisor Class C shares, the front-end sales charge on the Advisor Class A shares, the contingent deferred sales charge on Class C, the shareholder servicing fees paid by the Advisor Class A, Advisor Class C, No Load Class and Institutional Class shares, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares. Shares of each Feeder Fund and the Spin-off Fund will assess a 2.00% redemption fee (with exceptions) on shares redeemed or exchanged within 30 days of purchase. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class based on its relative net assets.

Refer to the Master Portfolios’ financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the portfolios of investments, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

2. Significant Accounting Policies

Security Valuation

Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2023 (Unaudited)

determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value by the Adviser, as the Master Portfolios' and Spin-off Fund's Valuation Designee. In determining the fair value of a security, the Adviser, as Valuation Designee, shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2023 (Unaudited)

for the security; and (viii) the value of a foreign security traded on other foreign markets. At June 30, 2023, 1.23%, 0.91%, 0.10%, 0.23% and 0.71% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio respectively, were fair valued securities. The other Master Portfolios and Spin-off Fund did not hold any fair valued securities at June 30, 2023.

Bitcoin

The Master Portfolios and Spin-off Fund may invest in Grayscale Bitcoin Trust, a Delaware statutory trust (“Bitcoin Trust”) that invests in bitcoins. From time to time, the Bitcoin Trust issues creation units in exchange for bitcoins and distributes bitcoins in exchange for redemption units. The performance of the Bitcoin Trust is intended to reflect changes in the value of the Bitcoin Trust’s bitcoin investments. At June 30, 2023, 25.96%, 10.39%, 5.07%, 1.92%, and 9.89% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio, respectively, were invested in the Bitcoin Trust. Investments in bitcoins produce non-qualifying income under Subchapter M of the Internal Revenue Code.

Bitcoin is a decentralized digital currency that enables instant transfers to anyone, anywhere in the world. Managing transactions in bitcoins occurs via an open source, cryptographic protocol central authority. The Bitcoin Network is an online, end-user-to-end-user network that hosts the public transaction ledger, known as the Blockchain, and the source code that comprises the basis for the cryptographic and algorithmic protocols governing the Bitcoin Network. No single entity owns or operates the Bitcoin Network, the infrastructure of which is collectively maintained by a decentralized user base. Since the Bitcoin Network is decentralized, it does not rely on either governmental authorities or financial institutions to create, transmit or determine the value of bitcoins. Rather, the value of bitcoins is determined by the supply of and demand for bitcoins in the global bitcoin exchange market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Bitcoin transactions are irrevocable, and

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2023 (Unaudited)

stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Shares of the Bitcoin Trust may trade at a premium or discount to the net asset value of the Bitcoin Trust. The price of bitcoins is set in transfers by mutual agreement or barter as well as the number of merchants that accept bitcoins. Because bitcoins are digital files that can be transferred without the involvement of intermediaries or third parties, there are little or no transaction costs in direct end-user-to-end-user transactions. Bitcoins can be used to pay for goods and services or can be converted to fiat currencies, such as the U.S. dollar, at rates determined by the Bitcoin Exchanges. Additionally, third party service providers such as Bitcoin Exchanges are also used for transfers but they may charge significant fees for processing transactions.

As bitcoins have grown in popularity, the U.S. Congress and a number of federal and state agencies (including the Financial Crimes Enforcement Network (FinCEN), the U.S. Securities and Exchange Commission, the Commodity Futures Trading Commission, the Financial Industry Regulatory Authority, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS, and state financial institution regulators) have begun to examine the operations of the network that facilitates bitcoins, bitcoin users and the Bitcoin Exchanges, with particular focus on (1) the extent to which bitcoins can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises, (2) the safety and soundness of the Bitcoin Exchange or other service-providers that hold bitcoins for users and (3) other risks to investors and consumers who hold and use bitcoins. Ongoing and future regulatory actions may alter, perhaps to a materially adverse extent, the value of a Master Portfolio’s and it’s Subsidiary’s investment in the Bitcoin Trust or the ability of the Bitcoin Trust to continue to operate.

Repurchase Agreements

Each Master Portfolio and the Spin-off Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolios and Spinoff Fund receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 102% of the amount invested by the

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2023 (Unaudited)

Master Portfolio and Spin-off Fund in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Master Portfolio and Spin-off Fund may be delayed or limited.

Foreign Currency Translations

The books and records of the Master Portfolios and Spin-off Fund are maintained in U.S. dollars. For the Master Portfolios and Spin-off Fund, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios and Spin-off Fund do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Master Portfolios and Spin-off Fund do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

Restricted and Illiquid Securities

The Master Portfolios and Spin-off Fund may invest in restricted securities. These securities are valued by the Master Portfolios and Spin-off Fund after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios and Spin-off Fund have no right to require registration of unregistered securities. The 144A securities have been deemed to be liquid by the Master Portfolio and Spin-off Fund’s Adviser under the supervision of the Board of Trustees/Directors. At June 30, 2023, the following Master Portfolio held securities restricted to institutional investors (144A securities):

	Market Value	Net Assets
The Multi-Disciplinary Income Portfolio	$5,308,902	43.19%

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2023 (Unaudited)

An illiquid asset is any asset which may not be sold or disposed of in current market conditions within seven days without the sale or disposition significantly changing the market value of the investment. At June 30, 2023, the following Master Portfolios and Spin-off Fund held illiquid securities:

		Percentage of
	Market Value	Net Assets
The Internet Portfolio	$1,953,362	1.23%
The Global Portfolio	392,937	1.39%
The Paradigm Portfolio	797,696	0.11%
The Small Cap Opportunities Portfolio	695,678	0.23%
The Market Opportunities Portfolio	3,446,901	2.97%
The Multi-Disciplinary Income Portfolio	—	0.00%
The Spin-off Fund	—	0.00%

When-Issued Securities

The Master Portfolios and Spin-off Fund may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios and Spin-off Fund record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities.

Securities Lending

Each Master Portfolio (other than the Multi-Disciplinary Income Portfolio) and Spin-off Fund may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker- dealers or indirectly through repurchase agreements with respect to no more than 33 1 / ³ % of the total assets of each Master Portfolio and Spin-off Fund (including any collateral posted) or 50% of the total assets of each Master Portfolio and Spinoff Fund (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios and Spin-off Fund receive interest on the collateral received as well as a fee for the securities loaned.

Expense Allocation

Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Funds, depending on the nature of the expenditure.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2023 (Unaudited)

Each Feeder Fund records its proportionate share of the corresponding Master Portfolio’s expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

Federal Income Taxes

Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio via its investment in a Feeder Fund will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio via its investment in a Feeder Fund can satisfy the requirements of subchapter M of the Internal Revenue Code. It is intended that the Spin-off Fund will be managed to satisfy the requirements of subchapter M of the Internal Revenue Code.

The consolidated financial statements include the accounts of Cayman wholly-owned Controlled Foreign Corporations (“CFCs”) and the accounts of Delaware Corporations (“Cayman” or “Delaware”, respectively, or “Subsidiaries” for both). The respective Master Portfolios hold a CFC: Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio. The respective Master Portfolios hold a Delaware subsidiary: Internet Portfolio, Global Portfolio and Market Opportunities Portfolio. The investment of up to 25% of a Master Portfolio’s assets in the Subsidiaries is a structure that has been used by a number of Registered Investment Companies (“RICs”), avoiding bad income generation by indirectly making commodities-related investments. These investments would not generate qualifying income if they were made directly by the RIC. Under Treasury Regulations, income from a foreign subsidiary that is a CFC, such as the Subsidiaries, is qualifying income for a RIC for U.S. federal income tax purposes (1) to the extent the income is actually distributed by the CFC to the RIC each year and (2) even if not distributed currently, to the extent the income is derived with respect to the RIC’s business of investing in stock, securities or currencies. If the IRS were to determine that income derived from a Master Portfolio’s investment in its Subsidiaries do not constitute qualifying income and if such positions were upheld by a court, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, then the corresponding Feeder Fund might cease to qualify as a RIC and could be required to reduce its exposure to such investments. In that event, a Feeder

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2023 (Unaudited)

Fund’s taxable income would be subject to tax at the Feeder Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such an event, in order to re-qualify for taxation as a regulated investment company, the Feeder Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

It is the Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Funds intend to distribute investment company net taxable income and net capital gains to shareholders.

Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expenses and realized gain items for financial statement and tax purposes. Additionally, the Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of June 30, 2023, open tax years include the tax years ended December 31, 2019 through December 31, 2022. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (”GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2023 (Unaudited)

Other

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been incorporated in accordance with the Company’s understanding of the applicable country’s tax rules and rates.

3. Investment Adviser

The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Horizon Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios and Spin-off Fund. The Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC. Under the terms of the Agreements, the Master Portfolios, except the Multi-Disciplinary Income Portfolio, compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets. Effective as of April 30, 2023, the Adviser has agreed to reduce the management fee for the Multi-Disciplinary Income Portfolio from 1.25% to 1.00% Additionally, effective as of April 30, 2023, the Adviser has agreed to waive 0.75% of the 1.00% management fee for the Multi-Disciplinary Income Portfolio through April 30, 2024. The Spin-off Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser has agreed to waive a portion of its advisory fee and/or reimburse certain operating expenses as deemed appropriate through at least April 30, 2024. The Adviser may discontinue the waiver/reimbursement at any time after April 30, 2024; these waivers/reimbursements are not subject to recapture. Operating expenses exclude brokerage commissions, borrowing costs on securities sold short, short dividends, interest expense, taxes, acquired fund fees and expenses and extraordinary expenses. Below are operating expense limitations by each share class of each of the funds:

	The Internet	The Global
	Fund	Fund
No Load Class	1.75%	1.39%
Class A	2.00%	1.64%
Class C	2.50%	2.14%

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2023 (Unaudited)

		The Small Cap
	The Paradigm	Opportunities
	Fund	Fund
No Load Class	1.64%	1.64%
Class A	1.89%	1.89%
Class C	2.39%	2.39%
Institutional Class	1.44%	1.44%

	The Market	The Multi-
	Opportunities	Disciplinary Income
	Fund	Fund
No Load Class	1.40%	1.19%
Class A	1.65%	N/A
Class C	2.15%	N/A
Institutional Class	1.20%	N/A

	The
	Spin-off
	Fund
No Load Class	1.45%
Class A	1.50%
Class C	2.25%
Institutional Class	1.25%

For the period ended June 30, 2023, the rate earned by the Adviser from the Master Portfolios and Spin-off Fund and the waived fees/reimbursed expenses for the Funds are as follows:

	The Internet	The Global
	Fund	Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through
voluntary waiver	$—	$86,317

		The Small Cap
	The Paradigm	Opportunities
	Fund	Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through
voluntary waiver	$212,028	$145,280
Expenses Reimbursed by Adviser through
institutional class shareholder servicing
fee waiver	$174,350	$59,627

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2023 (Unaudited)

	The Market	The Multi-
	Opportunities	Disciplinary Income
	Fund	Fund
Annual Advisory Rate	1.25%	1.25%(1)
Expenses Reimbursed by Adviser through
voluntary waiver	$222,779	$75,876
Expenses Reimbursed by Adviser through
institutional class shareholder servicing
fee waiver	$13,588	N/A

	The
	Spin-off
	Fund
Annual Advisory Rate	1.00%
Expenses Reimbursed by Adviser through
voluntary waiver	$58,392
Expenses Reimbursed by Adviser through
institutional class shareholder servicing
fee waiver	$13,741

(1)	Effective as of April 30, 2023, the Adviser has agreed to reduce the management fee for the Multi-Disciplinary Income Portfolio from 1.25% to 1.00%.

The Adviser receives the shareholder servicing fees from the No Load Class, Advisor Class A and Advisor Class C shares of a Fund pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Funds’ average daily net assets attributable to No Load Class, Advisor Class A and Advisor Class C shares, respectively. For the Institutional Class, the Adviser receives a shareholder servicing fee pursuant to a shareholder servicing agreement in the amount equal to 0.20% of a Funds’ average daily net assets attributable to Institutional Class shares. At this time, the Adviser has contractually agreed to waive and/or reimburse the portion of the Institutional Class shareholder servicing fee in excess of 0.05% of a Fund’s average daily net assets attributable to Institutional Class shares until at least April 30, 2024. For the six months ended June 30, 2023, the Adviser waived amounts depicted in the above table in shareholder servicing fees for the Institutional Class of the Paradigm, Small Cap, Market Opportunities, Multi-Disciplinary Income and Spin- off Funds.

Shareholder Servicing
Expenses for the
period ended
June 30, 2023
The Internet Fund	$188,183
The Global Fund	34,385
The Paradigm Fund	982,518
The Small Cap Opportunities Fund	441,990
The Market Opportunities Fund	148,652
The Multi-Disciplinary Income Fund	18,478
The Spin-off Fund	28,209

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2023 (Unaudited)

The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents that have a written shareholder servicing agreement with the Adviser and that perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Funds.

For the six months ended June 30, 2023, the Funds were allocated approximately $13,000 for the services of the Chief Compliance Officer employed by the Adviser.

The Company, on behalf of the Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (each a “12b-1 Plan”). One 12b-1 Plan is for Advisor Class A shares, while the other 12b-1 Plan is for Advisor Class C shares. Under the 12b-1 Plan for Advisor Class A shares, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the Distributor or other qualified recipients under the 12b-1 Plan. During the period ended June 30, 2023, payments under the 12b-1 Plan for the Advisor Class A shares of the Internet, Global, Paradigm, Small Cap, Market Opportunities, Multi-Disciplinary Income and Spin-off Funds were limited to 0.25% of the average daily net asset value of such shares of such Funds. Under the second 12b-1 Plan, Advisor Class C shares pay an annual rate of 0.75% of the average daily net asset value of such shares.

	12b-1 Expenses for the
	period ended June 30, 2023
	Advisor Class A	Advisor Class C
The Internet Fund	$2,615	$4,361
The Global Fund	1,225	21,405
The Paradigm Fund	186,880	243,226
The Small Cap Opportunities Fund	23,868	37,794
The Market Opportunities Fund	9,757	39,694
The Spin-off Fund	9,082	2,003

Kinetics Funds Distributor, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.

Distributor Sales
Load Fees for the
period ended
June 30, 2023
The Internet Fund	$499
The Global Fund	—
The Paradigm Fund	7,358
The Small Cap Opportunities Fund	3,114

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2023 (Unaudited)

The Market Opportunities Fund	1,830
The Multi-Disciplinary Income Fund	—
The Spin-off Fund	4,281

4. Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2022, each Fund recorded the following reclassifications to the accounts listed below:

	INCREASE/(DECREASE)
	Accumulated
	Earnings
	(Deficit)	Paid In Capital
The Internet Fund	$4,792,600	$(4,792,600)
The Global Fund	881,718	(881,718)
The Paradigm Fund	2,333,733	(2,333,733)
The Small Cap Opportunities Fund	4,994,889	(4,994,889)
The Market Opportunities Fund	2,804,854	(2,804,854)
The Multi-Disciplinary Income Fund	—	—
The Spin-off Fund	(101,042)	101,042

5. Income Taxes

At December 31, 2022, the components of accumulated earnings (losses) on a tax basis were as follows:

	Internet	Global	Paradigm
Net Unrealized Appreciation	$ 50,800,088	$ 6,969,428	$ 777,007,983
Undistributed Ordinary Income	—	—	—
Undistributed Long-Term
Capital Gains	1,312,764	—	3,117,368
Total Distributable Earnings	$ 1,312,764	$ —	$ 3,117,368
Other Accumulated Loss	(41,487)	(42,730)	(2,176,450)
Total Accumulated Gain	$ 52,071,365	$ 6,926,698	$ 777,948,901

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2023 (Unaudited)

Multi-
		Small Cap	Market	Disciplinary
		Opportunities	Opportunities	Income
Net Unrealized
Appreciation (Depreciation)		$ 242,418,082	$ 82,979,427	$ (1,744,599)
Undistributed Ordinary Income		—	—	39,094
Undistributed Long-Term
Capital Gains		—	—	—
Total Distributable Earnings		$ —	$ —	$ 39,094
Other Accumulated Loss		(10,239,091)	(105,168)	(3,664,670)
Total Accumulated Gain (Loss)		$ 232,178,991	$ 82,874,259	$ (5,370,175)
Spin-off
Fund
Net Unrealized Appreciation	$ 22,822,152
Undistributed Ordinary Income	29,138
Undistributed Long-Term
Capital Gains	1,666,517
Total Distributable Earnings	$ $1,695,655
Other Accumulated Loss	—
Total Accumulated Gain	$ 24,517,807

At December 31, 2022, the Funds had no accumulated net realized capital loss carryforwards that will expire in 2023.

At December 31, 2022, the Funds had the following short-term and long-term capital loss carryforwards without expiration.

Capital Loss Carryforward
	Short-Term	Long-Term	Total
The Internet Fund	$ —	$ —	$ —
The Global Fund	—	—	—
The Paradigm Fund	—	—	—
The Small Cap Opportunities Fund	(1,299,686)	(5,123,807)	(6,423,493)
The Market Opportunities Fund	—	—	—
The Multi-Disciplinary Income Fund	(13,004)	(3,651,666)	(3,664,670)
The Spin-off Fund	—	—	—

For the year ended December 31, 2022, the following Funds utilized capital losses.

Capital Losses
Utilized
The Internet Fund	—
The Global Fund	—
The Paradigm Fund	—
The Small Cap Opportunities Fund	6,890,629
The Market Opportunities Fund	—
The Multi-Disciplinary Income Fund	—
The Spin-off Fund	807,722

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2023 (Unaudited)

At December 31, 2022, the following Funds deferred, on a tax basis, post-October losses:

Post-October
Capital Loss
Deferral
The Internet Fund	$ 41,487
The Global Fund	42,730
The Paradigm Fund	2,176,450
The Small Cap Opportunities Fund	3,133,826
The Market Opportunities Fund	105,168
The Multi-Disciplinary Income Fund	—
The Spin-off Fund	—

The tax components of dividends paid during the period ended June 30, 2023 and the year ended December 31, 2022, are:

	The Internet Fund		The Global Fund
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2023	$ —	$ —	$ —	$ —
2022	$ —	$ 1,242,996	$ —	$ 422,672

The Small Cap
	The Paradigm Fund		Opportunities Fund
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2023	$ —	$ —	$ —	$ —
2022	$ —	$ 21,981,182	$ —	$ —
	The Market		The Multi-Disciplinary
	Opportunities Fund		Income Fund
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2023	$ —	$ —	$ 323,814	$ —
2022	$ 49,925	$ 1,845,792	$ 388,532	$ —

The Spin-off Fund
	Ordinary	Long-Term
	Income	Capital Gains
	Distribution	Distribution
2023	$ —	$ —
2022	$ 32,300	$ 606,869

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2023 (Unaudited)

Each Feeder Fund and the Spin-off Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Feeder Funds and the Spin-off Fund related to net capital gain to zero for the tax year ended December 31, 2022.

6. Securities Transactions, Tax Cost and Significant Investments – The Spin-off Fund

Purchases and sales of investment securities, other than short-term investments and short-term options, for the period ended June 30, 2023, were as follows for the Spin-off Fund:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
The Spin-off Fund	$—	$96,711	$—	$2,239,373

As of December 31, 2022, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows for the Spin-off Fund:

The Spin-off
Fund
Tax Cost of Investments	$ 7,560,629
Unrealized Appreciation	24,117,782
Unrealized Depreciation	(1,295,111)
Net Unrealized Appreciation	$ 22,822,671

Significant Investments

The Spin-off Fund may invest a greater percentage of its assets in one or more individual securities at any time. The greater percentage of assets in individual securities (not including short-term investments or other funds) exposes the fund to the risk of unanticipated industry conditions, the risks particular to a single company or security, and the risk of potentially lower liquidity. At June 30, 2023, Spin-off Fund invested approximately 58% of its net assets in individual securities greater than 5% of net assets. See the Schedule of Investments for further details.

Holding a large concentration in a single security or issuer may expose the fund to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance. At June 30, 2023, the Spin-off Fund holds 56% of its

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2023 (Unaudited)

net assets in Texas Pacific Land Trust. Because a large portion of its revenue is derived from oil and gas royalties, the performance of the Fund could be adversely affected if the underlying markets for oil or gas were to decline, thereby having a more significant impact on the fund given the concentration in this holding.

7. Summary of Fair Value Exposure – Spin-off Fund

Various inputs are used in determining the value of the Spin-off Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Spin-off Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Spin-off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs used to value The Spin-off Fund’s net assets as of June 30, 2023:

The following is a summary of the inputs used to value The Kinetics Spin-off and Corporate Restructuring Fund’s net assets as of June 30, 2023:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$17,668,257	$ 907,891	$ —	$18,576,148
Closed-End Funds	323,408	—	—	323,408
Total Investments in Securities	$17,991,665	$ 907,891	$ —	$18,899,556

As of June 30, 2023, there were no investments in Level 3 securities.

During the period ended June 30, 2023, there were no transfers into or out of Level 3.

8. Investment Adviser

The Spin-off Fund entered into Investment Advisory Agreements (the “Agreement”) with the Adviser, with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Spin-off Fund. The Adviser is a wholly- owned subsidiary of Horizon Kinetics LLC. Under the terms of the Agreement, the Spin-off Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Spin-off Fund’s average daily net assets. For the six months ended June 30, 2023, Spin-off Fund incurred $131,160 in expenses pursuant to the Agreement.

9. Subsequent Events

In preparing these financial statements, management has evaluated Fund related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or translations that occurred during the year that materially impacted the amounts or disclosures in the Funds’ financial statements.

10. Tax Information (Unaudited)

For the fiscal year ended December 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2023 (Unaudited)

The Internet Fund	0.00%	The Market Opportunities Fund	100.00%
The Global Fund	0.00%	The Multi-Disciplinary Income Fund	0.00%
The Paradigm Fund	0.00%	The Spin-off Fund	100.00%
The Small Cap Opportunities Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2022 was as follows:

The Internet Fund	0.00%	The Market Opportunities Fund	100. 00%
The Global Fund	0.00%	The Multi-Disciplinary Income Fund	0.00%
The Paradigm Fund	0.00%	The Spin-off Fund	100.00%
The Small Cap Opportunities Fund	0.00%

The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for the year ended December 31, 2022 was as follows:

The Internet Fund	0.00%	The Market Opportunities Fund	100.00%
The Global Fund	0.00%	The Multi-Disciplinary Income Fund	47.55%
The Paradigm Fund	0.00%	The Spin-off Fund	11.33%
The Small Cap Opportunities Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the year ended December 31, 2022 was as follows.

The Internet Fund	0.00%	The Market Opportunities Fund	0.00%
The Global Fund	0.00%	The Multi-Disciplinary Income Fund	0.00%
The Paradigm Fund	0.00%	The Spin-off Fund	0.00%
The Small Cap Opportunities Fund	0.00%

The percentage of taxable income distributions that are designated as ordinary and long-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the year ended December 31, 2022 was as follows.

	Ordinary	Long-Term
The Internet Fund	0.00%	100.00%
The Global Fund	0.00%	100.00%
The Paradigm Fund	0.00%	100.00%
The Small Cap Opportunities Fund	0.00%	0.00%
The Market Opportunities Fund	2.63%	97.37%
The Multi-Disciplinary Income Fund	100.00%	0.00%
The Spin-off Fund	5.05%	94.95%

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2023 (Unaudited)

11. Recent Accounting Pronouncements

Fair Value Measurement

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

Reference Rate Reform

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

Other Regulatory Matters

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted final rule and form amendments relating to tailored shareholder reports for mutual funds and exchange-traded funds; fee information in investment company advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2023 (Unaudited)

12. Information about Proxy Voting (Unaudited)

Information regarding how the Spin-off Fund, the Feeder Funds and the Master Portfolios vote proxies relating to portfolio securities is available without charge, upon request by calling toll-free at 1-800-930-3828 or by accessing the Company’s website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Spin-off Fund, the Feeder Funds and the Master Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

13. Information about the Portfolio Holdings (Unaudited)

The Spin-off Fund and Feeder Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Spin-off Fund’s and Feeder Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

14. Approval of Investment Advisory Contract by Directors of Kinetics Mutual Funds, Inc. (Unaudited)

At a meeting of the Board of Directors of the Company held on June 9, 2023, the Board, including all of the Directors who are not interested persons under the 1940 Act (the “Independent Directors”), approved the Advisory Agreement between Horizon Kinetics Asset Management LLC (the “Adviser”) and Kinetics Spin-off and Corporate Restructuring Fund (“Spin-off Fund”). The Board noted that the Adviser has served as the adviser to the Spin-off Fund since its inception. In reaching a decision to approve the Advisory Agreement (the “Agreement”), the Board of Directors, including all of the Independent Directors, considered, among other things: (1) the nature, extent and quality of the services provided by the Adviser including, but not limited to, a review of the complexity of the services provided and whether the services are provided in a satisfactory and efficient manner; (2) the experience and qualifications of the personnel providing such services; (3) the investment performance of the

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2023 (Unaudited)

Spin-off Fund and the Adviser as compared with industry competitors; (4) an evaluation of the fee structure, any fee waivers, and the Spin-off Fund’s expense ratios, and a comparison of them in relation to those of other investment companies having comparable investment policies and limitations; (5) possible alternative fee structures or bases for determining fees; (6) the extent to which economies of scale would be realized as the Spin-off Fund grows and whether fee levels reflect these economies of scale for the benefit of the Spin-off Fund’s investors; (7) the direct and indirect costs of the services to be provided (and the basis of determining and allocating these costs) and profits to be realized by the Adviser and its affiliates from their relationship with the Spin-off Fund; (8) other compensation or possible benefits to the Adviser and its affiliates arising from their advisory and other relationships with the Spin-off Fund, including, if applicable, any benefits derived or to be derived by the Adviser from its relationship with the Spin-off Fund such as soft dollar arrangements by which brokers provide research to the Spin-off Fund or the Adviser in return for allocating the Spin-off Fund’s brokerage; (9) the entrepreneurial risks borne by the Adviser, if any (e.g., because a fund is in a start-up mode or for other reasons, its revenues may be less or its expenses greater than anticipated); (10) a comparison of the fees charged by the Adviser with fees charged by the Adviser to similar clients; and (11) the policies and procedures that are in place to address, among other things, informational and cyber-related security.

The Board of Directors, including all of the Independent Directors, concluded that: they were satisfied with the quality of services provided by the Adviser in advising the Spin-off Fund, the profits earned by the Adviser would be reasonable in light of the nature, extent and quality of the services provided to the Spin-off Fund; and that the Spin-off Fund was not large enough to attain significant economies of scale. Based on the factors considered, the Board of Directors, including all of the Independent Directors, concluded that it was appropriate to approve the Agreement.

15. Liquidity Risk Management Program

Effective June 1, 2019, the Funds adopted a liquidity risk management program (the “Liquidity Risk Management Program” or “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2023 (Unaudited)

liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires funds to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. A fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires funds to classify their investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days a fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. A fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by each Fund’s Board of Directors (the “Board”). Furthermore, the Board receives a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the Funds and the Program has been implemented effectively. The Program Administrator has monitored each Fund’s liquidity risk and the liquidity classification of the securities held by the Funds and determined that the Program is operating effectively.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2023 (Unaudited)

During the period from April 1, 2022 to March 31, 2023, there were no material changes to the Program and no material liquidity events that impacted the Funds. During the period, the Funds held sufficient highly liquid assets to meet fund redemptions.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights

			The Internet Fund
			No Load Class
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2022	2021	2020	2019	2018
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$ 45.53	$ 60.64	$ 53.01	$ 33.89	$ 27.19	$ 52.18
Income from Investment Operations:
Net investment income (loss)(2)	0.41	(0.30)	(0.83)	(0.29)	(0.25)	(0.48)
Net realized and unrealized gain
(loss) on investments	1.03	(14.44)	8.93	19.41	7.44	(13.77)
Total from
Investment Operations	1.44	(14.74)	8.10	19.12	7.19	(14.25)
Redemption Fees.	0.00(3)	0.01	0.05	0.00(3)	0.00(3)	0.02
Less Distributions:
From net realized gains	—	(0.38)	(0.52)	—	(0.49)	(10.76)
Total Distributions	—	(0.38)	(0.52)	—	(0.49)	(10.76)
Net Asset Value, End of Period.	$ 46.97	$ 45.53	$ 60.64	$ 53.01	$ 33.89	$ 27.19
Total return	3.16%(6)	(24.28)%	15.35%	56.42%	26.45%	(27.32)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000's)	$155,089	$144,397	$ 226,228	$169,374	$115,351	$102,268
Ratio of operating expenses to
average net assets:(4)	1.75%(7)	1.77%	1.71%	1.82%	1.84%	1.84%
Ratio of net investment income (loss)
to average net assets:	1.81%(7)	(0.60)%	(1.29)%	(0.80)%	(0.76)%	(1.05)%
Portfolio turnover rate(5)	9%	19%	4%	1%	1%	15%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(5) Portfolio turnover of The Internet Portfolio.

(6) Not Annualized.

(7) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

			The Internet Fund
			Advisor Class A
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2022	2021	2020	2019	2018
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$ 41.31	$ 55.20	$ 48.42	$31.03	$25.00	$ 49.27
Income from Investment Operations:
Net investment income (loss)(2)	0.32	(0.39)	(0.91)	(0.35)	(0.31)	(0.57)
Net realized and unrealized gain
(loss) on investments	0.93	(13.13)	8.17	17.74	6.83	(12.97)
Total from Investment
Operations	1.25	(13.52)	7.26	17.39	6.52	(13.54)
Redemption Fees	0.00(6)	0.01	0.04	0.00(6)	—	0.03
Less Distributions:
From net realized gains.	—	(0.38)	(0.52)	—	(0.49)	(10.76)
Total Distributions	—	(0.38)	(0.52)	—	(0.49)	(10.76)
Net Asset Value, End of Period	$ 42.56	$ 41.31	$ 55.20	$48.42	$31.03	$ 25.00
Total return	3.03%(7)	(24.47)%	15.06%	56.04%	26.08%	(27.47)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$ 2,002	$ 2,302	$ 5,620	$2,864	$2,296	$ 2,481
Ratio of operating expenses to
average net assets:(4)	2.00%(8)	2.02%	1.96%	2.07%	2.09%	2.09%
Ratio of net investment income (loss)
to average net assets:	1.56%(8)	(0.85)%	(1.54)%	(1.05)%	(1.01)%	(1.30)%
Portfolio turnover rate(5)	9%	19%	4%	1%	1%	15%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.

(4) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(5) Portfolio turnover of The Internet Portfolio.

(6) Amount calculated is less than $0.005.

(7) Not Annualized.

(8) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

			The Internet Fund
			Advisor Class C
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2022	2021	2020	2019	2018
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$ 34.07	$ 45.86	$ 40.49	$26.08	$21.18	$ 44.24
Income from Investment Operations:
Net investment income (loss)(2)	0.18	(0.51)	(1.00)	(0.43)	(0.39)	(0.70)
Net realized and unrealized gain
(loss) on investments	0.76	(10.90)	6.85	14.84	5.78	(11.61)
Total from Investment
Operations	0.94	(11.41)	5.85	14.41	5.39	(12.31)
Redemption Fees	0.00(5)	0.00(5)	0.04	0.00(5)	—	0.01
Less Distributions:
From net realized gains	—	(0.38)	(0.52)	—	(0.49)	(10.76)
Total Distributions	—	(0.38)	(0.52)	—	(0.49)	(10.76)
Net Asset Value, End of Period	$ 35.01	$ 34.07	$ 45.86	$40.49	$26.08	$ 21.18
Total return	2.76%(6)	(24.87)%	14.52%	55.25%	25.45%	(27.86)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$ 1,176	$ 1,247	$ 1,893	$1,560	$ 943	$ 1,065
Ratio of operating expenses to
average net assets:(3)	2.50%(7)	2.52%	2.46%	2.57%	2.59%	2.59%
Ratio of net investment income (loss)
to average net assets:	1.06%(7)	(1.35)%	(2.04)%	(1.55)%	(1.51)%	(1.80)%
Portfolio turnover rate(4)	9%	19%	4%	1%	1%	15%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(4) Portfolio turnover of The Internet Portfolio.

(5) Amount calculated is less than $0.005.

(6) Not Annualized.

(7) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

			The Global Fund
			No Load Class
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2022	2021	2020	2019	2018
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$ 8.60	$ 9.33	$ 8.30	$ 6.64	$ 5.46	$ 7.15
Income from Investment Operations:
Net investment income (loss)(2)	0.13	0.02	(0.09)	(0.03)	(0.00)(3)	(0.02)
Net realized and unrealized gain
(loss) on investments	(0.47)	(0.62)	1.43	1.69	1.18	(1.67)
Total from Investment
Operations	(0.34)	(0.60)	1.34	1.66	1.18	(1.69)
Redemption Fees	0.00(3)	0.00(3)	0.01	0.00(3	0.00(3)	0.00(3)
Less Distributions:
From net investment income	—	—	(0.29)	—	—	—
From net realized gains	—	(0.13)	(0.03)	—	—	0.00(3)
Total Distributions	—	(0.13)	(0.32)	—	—	0.00(3)
Net Asset Value, End of Period	$8.26	$ 8.60	$ 9.33	$ 8.30	$ 6.64	$ 5.46
Total return	(3.95)%(6)	(6.46)%	16.32%	25.00%	21.61%	(23.58)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$22,216	$21,052	$19,128	$13,904	$8,115	$ 5,665
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.02%(7)	2.07%	2.08%	2.45%	2.53%	2.53%
After expense reimbursement(4)	1.39%(7)	1.39%	1.39%	1.39%	1.39%	1.39%
Ratio of net investment income
(loss) to average net assets:	3.06%(7)	0.25%	(0.90)%	(0.46)%	0.01%	(0.30)%
Portfolio turnover rate(5)	13%	57%	7%	8%	5%	28%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(5) Portfolio turnover of The Global Portfolio.

(6) Not Annualized.

(7) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

			The Global Fund
			Advisor Class A
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2022	2021	2020	2019	2018
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period.	$ 8.55	$ 9.31	$ 8.23	$ 6.60	$ 5.45	$ 7.15
Income from Investment Operations:
Net investment income (loss)(2)	0.12	0.00	(0.11)	(0.05)	(0.02)	(0.04)
Net realized and unrealized gain
(loss) on investments	(0.46)	(0.63)	1.44	1.68	1.17	(1.66)
Total from Investment
Operations	(0.34)	(0.63)	1.33	1.63	1.15	(1.70)
Redemption Fees	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)
Less Distributions:
From net investment income.	—	—	(0.22)	—	—	—
From net realized gains	—	(0.13)	(0.03)	—	—	0.00(3)
Total Distributions	—	(0.13)	(0.25)	—	—	0.00(3)
Net Asset Value, End of Period	$ 8.21	$ 8.55	$ 9.31	$ 8.23	$ 6.60	$ 5.45
Total return(4)	(3.98)%(7)	(6.79)%	16.16%	24.70%	21.10%	(23.72)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$ 1,039	$ 840	$ 595	$ 574	$1,331	$ 1,012
Ratio of operating expenses to
average net assets:
Before expense reimbursement.	2.27%(8)	2.32%	2.33%	2.70%	2.78%	2.78%
After expense reimbursement(5)	1.64%8)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income
(loss) to average net assets:	2.82%8)	0%	(1.15)%	(0.71)%	(0.24)%	(0.55)%
Portfolio turnover rate(6)	13%	57%	7%	8%	5%	28%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.

(5) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(6) Portfolio turnover of The Global Portfolio.

(7) Not Annualized.

(8) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

			The Global Fund
			Advisor Class C
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2022	2021	2020	2019	2018
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$ 7.89	$ 8.64	$ 7.67	$ 6.18	$ 5.12	$ 6.76
Income from Investment Operations:
Net investment income (loss)(2)	0.09	(0.04)	(0.15)	(0.07)	(0.04)	(0.07)
Net realized and unrealized gain
(loss) on investments	(0.42)	(0.58)	1.33	1.56	1.10	(1.57)
Total from Investment
Operations	(0.33)	(0.62)	1.18	1.49	1.06	(1.64)
Redemption Fees	0.00(3)	0.00(3)	0.00(3)	0.00(3)	—	—
Less Distributions:
From net investment income.	—	—	(0.18)	—	—	—
From net realized gains	—	(0.13)	(0.03)	—	—	0.00(3)
Total Distributions	—	(0.13)	(0.21)	—	—	0.00(3)
Net Asset Value, End of Period	$ 7.56	$ 7.89	$ 8.64	$ 7.67	$ 6.18	$ 5.12
Total return	(4.18)%(6)	(7.21)%	15.44%	24.11%	20.70%	(24.20)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$ 5,098	$ 6,574	$ 7,439	$5,982	$4,969	$ 4,284
Ratio of operating expenses to
average net assets:
Before expense reimbursement.	2.77%(7)	2.82%	2.83%	3.20%	3.28%	3.28%
After expense reimbursement(4)	2.14%(7)	2.14%	2.14%	2.14%	2.14%	2.14%
Ratio of net investment income (loss)
to average net assets:	2.31%(7)	(0.50)%	(1.65)%	(1.21)%	(0.74)%	(1.05)%
Portfolio turnover rate(5)	13%	57%	7%	8%	5%	28%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(5) Portfolio turnover of The Global Portfolio.

(6) Not Annualized.

(7) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

			The Paradigm Fund
			No Load Class
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2022	2021	2020	2019	2018
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$ 92.91	$ 73.37	$ 53.99	$ 53.38	$ 41.32	$ 48.32
Income from Investment Operations:
Net investment income (loss)(2)	(0.20)	(0.13)	(0.67)	0.19	(0.36)	(0.50)
Net realized and unrealized gain
(loss) on investments	(25.81)	21.52	21.26	1.59	12.96	(2.20)
Total from Investment
Operations	(26.01)	21.39	20.59	1.78	12.60	(2.70)
Redemption Fees.	0.00(3)	0.01	0.01	0.00(3)	0.00(3)	0.01
Less Distributions:
From net investment income	—	(0.01)	—	(0.18)	(0.01)	—
From net realized gains	—	(1.85)	(1.22)	(0.99)	(0.53)	(4.31)
Total Distributions	—	(1.86)	(1.22)	(1.17)	(0.54)	(4.31)
Net Asset Value, End of Period.	$ 66.90	$ 92.91	$ 73.37	$ 53.99	$ 53.38	$ 41.32
Total return	(27.99)%(6)	29.17%	38.15%	3.32%	30.48%	(5.55)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$320,040	$517,268	$ 368,383	$274,876	$348,402	$297,990
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.69%(7)	1.67%	1.68%	1.72%	1.72%	1.73%
After expense reimbursement(4)	1.64%(7)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss)
to average net assets:	(0.52)%(7)	(0.16)%	(0.88)%	0.42%	(0.72)%	(0.93)%
Portfolio turnover rate(5)	0%	0%	1%	1%	1%	3%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(5) Portfolio turnover of The Paradigm Portfolio.

(6) Not Annualized.

(7) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

			The Paradigm Fund
			Advisor Class A
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2022	2021	2020	2019	2018
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$ 88.90	$ 70.44	$ 51.99	$ 51.47	$ 39.95	$ 46.99
Income from Investment Operations:
Net investment income (loss)(2)	(0.28)	(0.31)	(0.83)	0.07	(0.47)	(0.61)
Net realized and unrealized gain
(loss) on investments	(24.69)	20.62	20.49	1.51	12.52	(2.12)
Total from Investment
Operations	(24.97)	20.31	19.66	1.58	12.05	(2.73)
Redemption Fees.	0.00(3)	0.00(3)	0.01	0.00(3)	0.00(3)	0.00(3)
Less Distributions:
From net investment income	—	—	—	(0.07)	—	—
From net realized gains	—	(1.85)	(1.22)	(0.99)	(0.53)	(4.31)
Total Distributions	—	(1.85)	(1.22)	(1.06)	(0.53)	(4.31)
Net Asset Value, End of Period.	$63.93	$ 88.90	$ 70.44	$ 51.99	$ 51.47	$ 39.95
Total return(4)	(28.09)%(7)	28.86%	37.81%	3.05%	30.15%	(5.79)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$130,474	$188,033	$ 155,850	$ 94,179	$115,580	$ 95,503
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.94%(8)	1.92%	1.93%	1.97%	1.97%	1.98%
After expense reimbursement(5)	1.89%(8)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment income (loss)
to average net assets:	(0.77)%(8)	(0.41)%	(1.13)%	0.17%	(0.97)%	(1.18)%
Portfolio turnover rate(6)	0%	0%	1%	1%	1%	3%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.

(5) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(6) Portfolio turnover of The Paradigm Portfolio.

(7) Not Annualized.

(8) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

			The Paradigm Fund
			Advisor Class C
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2022	2021	2020	2019	2018
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$ 80.56	$ 64.28	$ 47.77	$ 47.54	$ 37.12	$ 44.21
Income from Investment Operations:
Net investment loss(2)	(0.41)	(0.63)	(1.08)	(0.14)	(0.66)	(0.81)
Net realized and unrealized gain
(loss) on investments	(22.36)	18.76	18.80	1.36	11.61	(1.97)
Total from Investment
Operations	(22.77)	18.13	17.72	1.22	10.95	(2.78)
Redemption Fees.	0.00(3)	0.00(3)	0.01	0.00(3)	0.00(3)	0.00(3)
Less Distributions:
From net investment income	—	—	—	—	—	—
From net realized gains	—	(1.85)	(1.22)	(0.99)	(0.53)	(4.31)
Total Distributions	—	(1.85)	(1.22)	(0.99)	(0.53)	(4.31)
Net Asset Value, End of Period.	$ 57.79	$ 80.56	$ 64.28	$ 47.77	$ 47.54	$ 37.12
Total return	(28.26)%(6)	28.22%	37.11%	2.56%	29.49%	(6.27)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$ 54,763	$84,135	$ 71,947	$ 84,597	$113,300	$100,718
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.44%(7)	2.42%	2.43%	2.47%	2.47%	2.48%
After expense reimbursement(4)	2.39%(7)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment loss to
average net assets:	(1.27)%(7)	(0.91)%	(1.63)%	(0.33)%	(1.47)%	(1.68)%
Portfolio turnover rate(5)	0%	0%	1%	1%	1%	3%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(5) Portfolio turnover of The Paradigm Portfolio.

(6) Not Annualized.

(7) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

			The Paradigm Fund
			Institutional Class
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2022	2021	2020	2019	2018
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$ 93.89	$ 74.09	$ 54.51	$ 53.87	$ 41.69	$ 48.62
Income from Investment Operations:
Net investment income (loss)(2)	(0.12)	0.03	(0.52)	0.28	(0.26)	(0.39)
Net realized and unrealized gain
(loss) on investments	(26.11)	21.77	21.47	1.64	13.08	(2.23)
Total from Investment
Operations	(26.23)	21.80	20.95	1.92	12.82	(2.62)
Redemption Fees.	0.00(3)	0.00(3)	0.01	0.00	0.00	0.00
Less Distributions:
From net investment income	—	(0.15)	(0.16)	(0.29)	(0.11)	—
From net realized gains	—	(1.85)	(1.22)	(0.99)	(0.53)	(4.31)
Total Distributions	—	(2.00)	(1.38)	(1.28)	(0.64)	(4.31)
Net Asset Value, End of Period	$ 67.66	$ 93.89	$ 74.09	$ 54.51	$ 53.87	$ 41.69
Total return	(27.94)%(6)	29.43%	38.44%	3.55%	30.75%	(5.37)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$205,572	$288,387	$ 229,996	$184,693	$202,378	$148,968
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.64%(7)	1.62%	1.63%	1.67%	1.67%	1.68%
After expense reimbursement(4)	1.44%(7)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss)
to average net assets:	(0.32)%(7)	0.04%	(0.68)%	0.62%	(0.51)%	(0.73)%
Portfolio turnover rate(5)	0%	0%	1%	1%	1%	3%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(5) Portfolio turnover of The Paradigm Portfolio.

(6) Not Annualized.

(7) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Small Cap Opportunities Fund
			No Load Class
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2022	2021	2020	2019	2018
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$ 130.35	$ 98.78	$ 66.81	$ 65.31	$ 51.40	$ 51.25
Income from Investment Operations:
Net investment income (loss)(2)	0.11	0.07	(0.91)	0.43	(0.29)	(0.35)
Net realized and unrealized gain
(loss) on investments	(30.11)	31.47	34.48	1.07	14.20	0.47
Total from Investment
Operations	(30.00)	31.54	33.57	1.50	13.91	0.12
Redemption Fees.	0.02	0.03	0.05	0.00(3)	0.00(3)	0.03
Less Distributions:
From net investment income	—	—	(1.65)	—	—	—
Total Distributions	—	—	(1.65)	—	—	—
Net Asset Value, End of Period.	$ 100.37	$ 130.35	$ 98.78	$ 66.81	$ 65.31	$ 51.40
Total return	(23.00)%(6)	31.96%	50.33%	2.30%	27.06%	0.29%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$209,612	$327,093	$ 195,631	$126,350	$180,575	$164,330
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.72%(7)	1.69%	1.70%	1.78%	1.75%	1.74%
After expense reimbursement(4)	1.64%(7)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss)
to average net assets:	0.20%(7)	0.07%	(0.93)%	0.78%	(0.48)%	(0.60)%
Portfolio turnover rate(5)	2%	6%	3%	0%	4%	3%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(5) Portfolio turnover of The Small Cap Opportunities Portfolio.

(6) Not Annualized.

(7) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Small Cap Opportunities Fund
			Advisor Class A
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2022	2021	2020	2019	2018
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$125.37	$ 95.24	$ 64.41	$63.12	$ 49.81	$ 49.81
Income from Investment Operations:
Net investment income (loss)(2)	(0.03)	(0.20)	(1.12)	0.28	(0.43)	(0.48)
Net realized and unrealized gain
(loss) on investments	(28.93)	30.30	33.24	1.01	13.74	0.48
Total from Investment
Operations	(28.96)	30.10	32.12	1.29	13.31	—
Redemption Fees.	0.01	0.03	0.05	0.00(3)	0.00(3)	0.00(3)
Less Distributions:
From net investment income	—	—	(1.34)	—	—	—
Total Distributions	—	—	(1.34)	—	—	—
Net Asset Value, End of Period.	$ 96.42	$125.37	$ 95.24	$64.41	$ 63.12	$ 49.81
Total return(4)	(23.09)%(7)	31.64%	49.94%	2.04%	26.72%	0%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$15,737	$23,920	$14,755	$8,172	$11,986	$10,505
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.97%(8)	1.94%	1.95%	2.03%	2.00%	1.99%
After expense reimbursement(5)	1.89%(8)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment income (loss)
to average net assets:	(0.05)%(8)	(0.18)%	(1.18)%	0.53%	(0.73)%	(0.85)%
Portfolio turnover rate(6)	2%	6%	3%	0%	4%	3%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.

(5) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(6) Portfolio turnover of The Small Cap Opportunities Portfolio.

(7) Not Annualized.

(8) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Small Cap Opportunities Fund
			Advisor Class C
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2022	2021	2020	2019	2018
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$118.14	$ 90.20	$60.85	$59.93	$47.53	$47.77
Income from Investment Operations
Net investment income (loss)(2)	(0.27)	(0.69)	(1.49)	0.02	(0.69)	(0.73)
Net realized and unrealized gain
(loss) on investments	(27.25)	28.60	31.38	0.90	13.09	0.49
Total from Investment
Operations	(27.52)	27.91	29.89	0.92	12.40	(0.24)
Redemption Fees	0.01	0.03	0.05	0.00(3)	—	0.00(3)
Less Distributions:
From net investment income	—	—	(0.59)	—	—	—
Total Distributions	—	—	(0.59)	—	—	—
Net Asset Value, End of Period	$ 90.63	$118.14	$90.20	$60.85	$59.93	$47.53
Total return	(23.29)%(6)	30.98%	49.20%	1.53%	26.09%	(0.50)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$8,645	$12,234	$9,219	$8,684	$10,544	$8,373
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.47%(7)	2.44%	2.45%	2.53%	2.50%	2.49%
After expense reimbursement(4)	2.39%(7)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment income (loss)
to average net assets:	(0.55)%(7)	(0.68)%	(1.68)%	0.03%	(1.23)%	(1.35)%
Portfolio turnover rate(5)	2%	6%	3%	0%	4%	3%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(5) Portfolio turnover of The Small Cap Opportunities Portfolio.

(6) Not Annualized.

(7) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Small Cap Opportunities Fund
			Institutional Class
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2022	2021	2020	2019	2018
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$133.32	$100.83	$ 68.25	$ 66.58	$ 52.30	$ 52.07
Income from Investment Operations:
Net investment income (loss)(2)	0.22	0.31	(0.73)	0.55	(0.17)	(0.24)
Net realized and unrealized gain
(loss) on investments	(30.80)	32.14	35.22	1.12	14.45	0.47
Total from Investment
Operations	(30.58)	32.45	34.49	1.67	14.28	0.23
Redemption Fees	0.02	0.04	0.06	0.00(3)	0.00(3)	0.00(3)
Less Distributions:
From net investment income.	—	—	(1.97)	—	—	—
Total Distributions	—	—	(1.97)	—	—	—
Net Asset Value, End of Period	$102.76	$133.32	$100.83	$ 68.25	$ 66.58	$ 52.30
Total return	(22.92)%(6)	32.22%	50.62%	2.51%	27.30%	0.44%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$65,995	$95,963	$49,484	$35,118	$66,459	$ 40,075
Ratio of operating expenses to
average net assets:
Before expense reimbursement.	1.67%(7)	1.64%	1.65%	1.73%	1.70%	1.69%
After expense reimbursement(4)	1.44%(7)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income
(loss) to average net assets:	0.40%(7)	0.27%	(0.73)%	0.98%	(0.28)%	(0.40)%
Portfolio turnover rate(5)	2%	6%	3%	0%	4%	3%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(5) Portfolio turnover of The Small Cap Opportunities Portfolio.

(6) Not Annualized.

(7) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Market Opportunities Fund
			No Load Class
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2022	2021	2020	2019	2018
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$ 45.55	$ 40.16	$ 31.85	$ 26.71	$ 21.83	$ 26.72
Income from Investment Operations:
Net investment income (loss)(2)	0.37	0.07	(0.33)	0.10	(0.00)(3)	(0.14)
Net realized and unrealized gain
(loss) on investments	(10.01)	5.94	9.25	5.12	4.97	(2.77)
Total from Investment
Operations	(9.64)	6.01	8.92	5.22	4.97	(2.91)
Redemption Fees	0.00(3)	0.00(3)	0.02	0.00(3)	0.00(3)	0.01
Less Distributions:
From net investment income	—	(0.02)	(0.59)	(0.08)	(0.09)	—
From net realized gains	—	(0.60)	(0.04)	—	—	(1.99)
Total Distributions	—	(0.62)	(0.63)	(0.08)	(0.09)	(1.99)
Net Asset Value, End of Period	$ 35.91	$ 45.55	$ 40.16	$ 31.85	$ 26.71	$ 21.83
Total return	(21.16)%(6)	14.98%	28.04%	19.55%	22.76%	(10.86)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$82,539	$96,190	$86,943	$66,570	$56,987	$ 48,487
Ratio of operating expenses to
average net assets:
Before expense reimbursement.	1.76%(7)	1.76%	1.75%	1.85%	1.84%	1.86%
After expense reimbursement(4)	1.40%(7)	1.40%	1.40%	1.40%	1.40%	1.64%
Ratio of net investment income
(loss) to average net assets:	1.94%(7)	0.18%	(0.79)%	0.40%	(0.01)%	(0.53)%
Portfolio turnover rate(5)	5%	13%	2%	2%	4%	8%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(5) Portfolio turnover of The Market Opportunities Portfolio.

(6) Not Annualized.

(7) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Market Opportunities Fund
			Advisor Class A
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2022	2021	2020	2019	2018
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$ 44.81	$ 39.54	$ 31.36	$ 26.29	$ 21.49	$ 26.41
Income from Investment Operations:
Net investment income (loss)(2)	0.32	(0.03)	(0.43)	0.04	(0.07)	(0.21)
Net realized and unrealized gain
(loss) on investments	(9.84)	5.83	9.10	5.04	4.89	(2.72)
Total from Investment
Operations	(9.52)	5.80	8.67	5.08	4.82	(2.93)
Redemption Fees	0.00(3)	0.00(3)	0.02	0.00(3)	—	0.00(3)
Less Distributions:
From net investment income	—	—	(0.47)	(0.01)	(0.02)	—
From net realized gains	—	(0.53)	(0.04)	—	—	(1.99)
Total Distributions	—	(0.53)	(0.51)	(0.01)	(0.02)	(1.99)
Net Asset Value, End of Period	$ 35.29	$ 44.81	$ 39.54	$ 31.36	$ 26.29	$ 21.49
Total return(4)	(21.25)%(7)	14.69%	27.70%	19.31%	22.42%	(11.10)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$ 7,029	$ 9,794	$ 8,786	$ 6,442	$ 6,868	$ 6,426
Ratio of operating expenses to
average net assets:
Before expense reimbursement.	2.01%(8)	2.01%	2.00%	2.10%	2.09%	2.11%
After expense reimbursement(5)	1.65%(8)	1.65%	1.65%	1.65%	1.65%	1.89%
Ratio of net investment income
(loss) to average net assets:	1.69%(8)	(0.07)%	(1.04)%	0.15%	(0.26)%	(0.78)%
Portfolio turnover rate(6)	5%	13%	2%	2%	4%	8%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.

(5) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(6) Portfolio turnover of The Market Opportunities Portfolio.

(7) Not Annualized.

(8) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Market Opportunities Fund
			Advisor Class C
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2022	2021	2020	2019	2018
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$ 42.51	$ 37.72	$ 29.79	$ 25.10	$ 20.61	$ 25.53
Income from Investment Operations:
Net investment income (loss)(2)	0.21	(0.22)	(0.60)	(0.08)	(0.18)	(0.33)
Net realized and unrealized gain
(loss) on investments	(9.33)	5.54	8.65	4.77	4.67	(2.60)
Total from Investment
Operations	(9.12)	5.32	8.05	4.69	4.49	(2.93)
Redemption Fees	0.00(5)	0.00(5)	0.02	0.00(5)	—	—
Less Distributions:
From net investment income	—	—	(0.10)	—	—	—
From net realized gains	—	(0.53)	(0.04)	—	—	(1.99)
Total Distributions	—	(0.53)	(0.14)	—	—	(1.99)
Net Asset Value, End of Period	$ 33.39	$ 42.51	$ 37.72	$ 29.79	$ 25.10	$ 20.61
Total return	(21.45)%(6)	14.12%	27.06%	18.69%	21.79%	(11.48)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$ 9,519	$12,610	$11,087	$ 9,392	$10,051	$ 8,517
Ratio of operating expenses to
average net assets:
Before expense reimbursement.	2.51%(7)	2.51%	2.50%	2.60%	2.59%	2.61%
After expense reimbursement(3)	2.15%(7)	2.15%	2.15%	2.15%	2.15%	2.39%
Ratio of net investment income
(loss) to average net assets:	1.19%(7)	(0.57)%	(1.54)%	(0.35)%	(0.76)%	(1.28)%
Portfolio turnover rate(4)	5%	13%	2%	2%	4%	8%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(4) Portfolio turnover of The Market Opportunities Portfolio.

(5) Amount calculated is less than $0.005.

(6) Not Annualized.

(7) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Market Opportunities Fund
			Institutional Class
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2022	2021	2020	2019	2018
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period.	$ 46.29	$ 40.79	$ 32.34	$ 27.11	$ 22.16	$ 27.04
Income from Investment Operations:
Net investment income (loss)(2)	0.42	0.16	(0.25)	0.15	0.05	(0.09)
Net realized and unrealized gain
(loss) on investments	(10.18)	6.04	9.39	5.22	5.04	(2.81)
Total from Investment
Operations	(9.76)	6.20	9.14	5.37	5.09	(2.90)
Redemption Fees	0.00(3)	0.00(3)	0.02	—	0.00(3)	0.01
Less Distributions:
From net investment income	—	(0.03)	(0.67)	(0.14)	(0.14)	—
From net realized gains	—	(0.67)	(0.04)	—	—	(1.99)
Total Distributions	—	(0.70)	(0.71)	(0.14)	(0.14)	(1.99)
Net Asset Value, End of Period	$ 36.53	$ 46.29	$ 40.79	$ 32.34	$ 27.11	$ 22.16
Total return(4)	(21.08)%(6)	15.21%	28.31%	19.79%	22.98%	(10.70)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$17,122	$21,577	$22,655	$14,260	$12,534	$ 9,471
Ratio of operating expenses to
average net assets:
Before expense reimbursement.	1.71%(7)	1.71%	1.70%	1.80%	1.79%	1.81%
After expense reimbursement(3)	1.20%(7)	1.20%	1.20%	1.20%	1.20%	1.44%
Ratio of net investment income
(loss) to average net assets:	2.14%(7)	0.38%	(0.59)%	0.60%	0.19%	(0.33)%
Portfolio turnover rate(5)	5%	13%	2%	2%	4%	8%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(5) Portfolio turnover of The Market Opportunities Portfolio.

(6) Not Annualized.

(7) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Multi-Disciplinary Income Fund
			No Load Class
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2022	2021	2020	2019	2018
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period.	$ 9.94	$ 10.40	$ 10.45	$ 10.95	$ 10.46	$ 11.02
Income from Investment Operations:
Net investment income(2)	0.21	0.21	0.18	0.33	0.45	0.44
Net realized and unrealized gain
(loss) on investments	(0.05)	(0.45)	(0.07)	(0.50)	0.49	(0.55)
Total from Investment
Operations	0.16	(0.24)	0.11	(0.17)	0.94	(0.11)
Redemption Fees	0.00(3)	0.00(3)	0.01	0.00(3)	0.00(3)	—
Less Distributions:
From net investment income.	(0.23)	(0.22)	(0.17)	(0.33)	(0.45)	(0.45)
Total Distributions	(0.23)	(0.22)	(0.17)	(0.33)	(0.45)	(0.45)
Net Asset Value, End of Period	$ 9.87	$ 9.94	$ 10.40	$ 10.45	$ 10.95	$ 10.46
Total return	1.64%(6)	(2.30)%	1.18%	(1.38)%	9.08%	(1.00)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$12,122	$16,325	$ 3,202	$ 3,698	$ 6,025	$ 6,134
Ratio of operating expenses to
average net assets:
Before expense reimbursement.	2.22%(7)	2.30%	2.10%	2.13%	2.04%	1.97%
After expense reimbursement(4)	1.19%(7)(8)	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income
to average net assets:	4.19%(7)	2.06%	1.72%	3.14%	4.10%	4.06%
Portfolio turnover rate(5)	95%	0%	0%	0%	0%	2%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(5) Portfolio turnover of The Multi-Disciplinary Income Portfolio.

(6) Not Annualized.

(7) Annualized.

(8) Effective as of April 30, 2023, the Adviser has agreed to reduce the expense limitation for the Multi-Disciplinary Income Fund from 1.49% to 0.74%.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND

Financial Highlights — (Continued)

			The Spin-off Fund
			No Load Class
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2022	2021	2020	2019	2018
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period.	$ 26.33	$ 19.20	$ 13.45	$ 12.83	$ 9.77	$ 11.14
Income from Investment Operations:
Net investment income (loss)(2)	0.02	0.08	(0.11)	0.10	(0.00)(3)	(0.08)
Net realized and unrealized gain
(loss) on investments	(7.44)	7.49	5.88	0.60	3.06	(0.84)
Total from Investment
Operations	(7.42)	7.57	5.77	0.70	3.06	(0.92)
Redemption Fees	0.00(3)	0.00(3)	0.00(3)	—	—	—
Less Distributions:
From net investment income.	—	—	(0.02)	(0.08)	—	—
From net realized gains.	—	(0.44)	—	—	—	(0.45)
Total Distributions	—	(0.44)	(0.02)	(0.08)	—	(0.45)
Net Asset Value, End of Period	$ 18.91	$ 26.33	$ 19.20	$ 13.45	$ 12.83	$ 9.77
Total return	(28.18)%(4)	39.43%	42.90%	5.44%	31.32%	(8.22)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$ 62	$ 149	$ 125	$ 18	$ 60	$ 11
Ratio of operating expenses to
average net assets:
Before expense reimbursement.	1.84%(5)	1.79%	1.84%	2.17%	1.96%	1.81%
After expense reimbursement(6)	1.45%(5)	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of net investment income (loss)
to average net assets:	0.16%(5)	0.36%	(0.57)%	0.92%	(0.04)%	(0.63)%
Portfolio turnover rate	0%	4%	1%	0%	2%	9%

(1) Information presented relates to a share of capital stock outstanding for each Year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the Year.

(3) Amount calculated is less than $0.005.

(4) Not annualized.

(5) Annualized.

(6) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND

Financial Highlights — (Continued)

			The Spin-off Fund
			Advisor Class A
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2022	2021	2020	2019	2018
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period.	$ 25.05	$ 18.28	$ 12.82	$ 12.25	$ 9.33	$ 10.67
Income from Investment Operations:
Net investment income (loss)(2)	0.01	0.06	(0.12)	0.09	(0.01)	(0.08)
Net realized and unrealized gain
(loss) on investments	(7.08)	7.15	5.60	0.55	2.93	(0.81)
Total from Investment
Operations	(7.07)	7.21	5.48	0.64	2.92	(0.89)
Redemption Fees	0.00(3)	0.00(3)	0.00(3)	—	—	—
Less Distributions:
From net investment income.	—	—	(0.02)	(0.07)	—	—
From net realized gains.	—	(0.44)	—	—	—	(0.45)
Total Distributions	—	(0.44)	(0.02)	(0.07)	—	(0.45)
Net Asset Value, End of Period	$ 17.98	$ 25.05	$ 18.28	$ 12.82	$ 12.25	$ 9.33
Total return(4)	(28.22)%(5)	39.45%	42.75%	5.21%	31.30%	(8.30)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$ 5,875	$10,649	$ 5,869	$ 2,521	$ 3,574	$ 3,303
Ratio of operating expenses to
average net assets:
Before expense reimbursement.	2.09%(6)	2.04%	2.09%	2.41%	2.21%	2.06%
After expense reimbursement(7)	1.50%(6)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss)
to average net assets:	0.12%(6)	0.30%	(0.62)%	0.87%	(0.09)%	(0.68)%
Portfolio turnover rate	0%	4%	1%	0%	2%	9%

(1) Information presented relates to a share of capital stock outstanding for each Year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the Year.

(3) Amount calculated is less than $0.005.

(4) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.

(5) Not annualized.

(6) Annualized.

(7) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND

Financial Highlights — (Continued)

			The Spin-off Fund
			Advisor Class C
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2022	2021	2020	2019	2018
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$ 23.01	$ 16.95	$ 11.98	$ 11.47	$ 8.80	$ 10.17
Income from Investment Operations:
Net investment income (loss)(2)	(0.06)	(0.08)	(0.23)	0.01	(0.09)	(0.16)
Net realized and unrealized gain
(loss) on investments	(6.50)	6.58	5.23	0.50	2.76	(0.76)
Total from Investment
Operations	(6.56)	6.50	5.00	0.51	2.67	(0.92)
Redemption Fees	0.00(6)	0.00(6)	0.00(6)	—	—	—
Less Distributions:
From net investment income.	—	—	(0.03)	(0.00)(6)	—	—
From net realized gains.	—	(0.44)	—	—	—	(0.45)
Total Distributions	—	(0.44)	(0.03)	(0.00)(6)	—	(0.45
Net Asset Value, End of Period	$ 16.45	$ 23.01	$ 16.95	$ 11.98	$ 11.47	$ 8.80
Total return	(28.51)%(3)	38.36%	41.73%	4.47%	30.34%	(9.00)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$ 374	$ 842	$ 940	$ 2,611	$ 4,064	$ 4,114
Ratio of operating expenses to
average net assets:
Before expense reimbursement.	2.59%(4)	2.54%	2.59%	2.91%	2.71%	2.56%
After expense reimbursement(5)	2.25%(4)	2.25%	2.25%	2.25%	2.25%	2.25%
Ratio of net investment income (loss)
to average net assets:	(0.64)%(4)	(0.43)%	(1.37)%	0.12%	(0.84)%	(1.43)%
Portfolio turnover rate	0%	4%	1%	0%	2%	9%

(1) Information presented relates to a share of capital stock outstanding for each Year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the Year.

(3) Not annualized.

(4) Annualized.

(5) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(6) Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND

Financial Highlights — (Continued)

			The Spin-off Fund
			Institutional Class
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2022	2021	2020	2019	2018
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$ 25.25	$ 18.40	$ 12.87	$ 12.32	$ 9.36	$ 10.68
Income from Investment Operations:
Net investment income (loss)(2)	0.04	0.12	(0.07)	0.12	0.02	(0.05)
Net realized and unrealized gain
(loss) on investments	(7.15)	7.21	5.62	0.55	2.95	(0.82)
Total from Investment
Operations	(7.11)	7.33	5.55	0.67	2.97	(0.87)
Redemption Fees	0.00(7)	0.00(7)	0.00(7)	0.00(7)	—	—
Less Distributions:
From net investment income	—	(0.04)	(0.02)	(0.12)	(0.01)	—
From net realized gains	—	(0.44)	—	—	—	(0.45)
Total Distributions	—	(0.48)	(0.02)	(0.12)	(0.01)	(0.45)
Net Asset Value, End of Period	$ 18.14	$ 25.25	$ 18.40	$ 12.87	$ 12.32	$ 9.36
Total return	(28.16)%(4)	39.82%	43.12%	5.46%	31.74%	(8.11)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$15,522	$23,458	$17,377	$12,387	$13,751	$ 11,290
Ratio of operating expenses to
average net assets:
Before expense reimbursement.	1.79% (5)	1.74%	1.79%	2.11%	1.91%	1.76%
After expense reimbursement(6)	1.25% (5)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss)
to average net assets:	0.37%(5)	0.56%	(0.37)%	1.12%	0.16%	(0.43)%
Portfolio turnover rate	0%	4%	1%	0%	2%	9%

(1) Information presented relates to a share of capital stock outstanding for each Year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the Year.

(3) Amount calculated is less than $0.005.

(4) Not annualized.

(5) Annualized.

(6) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(7) Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Allocation of Consolidated Portfolio Assets

June 30, 2023 (Unaudited)

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Finance and Insurance#	$51,750,019	32.7%
Mining, Quarrying, and Oil and Gas Extraction	27,993,600	17.7%
Professional, Scientific, and Technical Services	14,242,686	9.0%
Information.	4,727,298	3.0%
Arts, Entertainment, and Recreation	2,227,236	1.4%
Management of Companies and Enterprises	553,644	0.3%
Retail Trade.	18,242	0.0%
Administrative and Support and Waste Management and
Remediation Services	2,114	0.0%

* Excludes Short-Term Investments

# In the Finance and Insurance Sector, $41,106,880 represents a cryptocurrency investment of 25.96% of total net assets as of June 30, 2023

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Allocation of Consolidated Portfolio Assets

June 30, 2023 (Unaudited) — (Continued)

		Percentage
	Market	of Total
Country Allocation*	Value	Net Assets
United States#	$9,600,520	33.8%
Canada.	2,266,420	8.0%
United Kingdom	417,272	1.5%
Cayman Islands	344,470	1.2%
Germany	110,713	0.4%
Brazil	91,537	0.3%
Netherlands	76,140	0.3%
Panama	71,554	0.2%
Australia	59,754	0.2%
Bermuda.	43,540	0.2%
Liberia	20,748	0.1%
Japan	3,472	0.0%
Israel	2,090	0.0%

* Excludes Short-Term Investments

# In the United States Sector, $2,946,230 represents a cryptocurrency investment of 10.39% of total net assets as of June 30, 2023.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Allocation of Consolidated Portfolio Assets

June 30, 2023 (Unaudited) — (Continued)

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Mining, Quarrying, and Oil and Gas Extraction	$431,934,429	58.6%
Finance and Insurance#	87,035,537	11.8%
Arts, Entertainment, and Recreation	37,027,208	5.0%
Real Estate and Rental and Leasing	31,027,684	4.2%
Information.	21,380,681	2.9%
Professional, Scientific, and Technical Services	15,729,766	2.1%
Accommodation and Food Services	15,465,863	2.1%
Management of Companies and Enterprises	13,319,206	1.8%
Transportation and Warehousing	5,559,387	0.8%
Real Estate	2,226,903	0.3%
Utilities.	1,500,150	0.2%
Construction.	771,400	0.1%
Manufacturing	328,300	0.0%
Wholesale Trade	6,717	0.0%
Communication Services	–	0.0%

* Excludes Short-Term Investments

# In the Finance and Insurance Sector, $37,351,507 represents a cryptocurrency investment of 5.07% of total net assets as of June 30, 2023.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Allocation of Consolidated Portfolio Assets

June 30, 2023 (Unaudited) — (Continued)

The Small Cap Opportunities Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Mining, Quarrying, and Oil and Gas Extraction	$134,748,814	44.9%
Professional, Scientific, and Technical Services	21,087,144	7.0%
Accommodation and Food Services	17,274,721	5.8%
Management of Companies and Enterprises	14,438,695	4.8%
Real Estate	12,399,023	4.1%
Finance and Insurance#	10,911,485	3.6%
Manufacturing	8,005,797	2.7%
Real Estate and Rental and Leasing	5,367,281	1.8%
Arts, Entertainment, and Recreation	4,219,515	1.4%
Transportation and Warehousing	1,537,147	0.5%
Information.	299,568	0.1%
Retail Trade.	165,620	0.1%
Industrial	24,000	0.0%
Mining, Quarrying and Oil and Gas Extraction.	11,798	0.0%

* Excludes Short-Term Investments

# In the Finance and Insurance Sector, $5,757,453 represents a cryptocurrency investment of 1.92% of total net assets as of June 30, 2023.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Allocation of Consolidated Portfolio Assets

June 30, 2023 (Unaudited) — (Continued)

The Market Opportunities Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Mining, Quarrying, and Oil and Gas Extraction	$54,625,472	47.0%
Finance and Insurance#	23,714,888	20.4%
Management of Companies and Enterprises	3,281,385	2.8%
Information.	1,346,788	1.2%
Transportation and Warehousing	1,169,113	1.0%
Real Estate and Rental and Leasing	356,105	0.3%
Accommodation and Food Services	223,358	0.2%
Live Sports (Spectator Sports)	135,025	0.1%
Professional, Scientific, and Technical Services	124,748	0.1%
Real Estate	124,582	0.1%
Wholesale Trade	120,795	0.1%
Industrial	84,000	0.1%
Manufacturing	18,760	0.0%
Retail Trade.	–	0.0%

* Excludes Short-Term Investments

# In the Finance and Insurance Sector, $11,492,483 represents a cryptocurrency investment of 9.89% of total net assets as of June 30, 2023.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Allocation of Portfolio Assets

June 30, 2023 (Unaudited) — (Continued)

The Multi-Disciplinary Income Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Mortgage Backed Securities	$5,309,990	43.2%

* Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Internet Portfolio

Consolidated Portfolio of Investments — June 30, 2023 (Unaudited)

COMMON STOCKS — 38.11%	Shares	Value
Administrative and Support Services — 0.00%
CreditRiskMonitor.com, Inc.*	780	$ 2,114
Aerospace and Defense — 8.61%
CACI International, Inc. — Class A*[c]	40,000	13,633,600
Broadcasting (except Internet) — 0.12%
The E.W. Scripps Company — Class A*	20,000	183,000
Data Processing, Hosting, and Related Services — 2.58%
MasterCard, Inc. — Class A	5,900	2,320,470
Rumble, Inc.*^	21,000	187,320
Verisk Analytics, Inc	7,000	1,582,210
		4,090,000
Funds, Trusts, and Other Financial Vehicles — 0.49%
Mesabi Trust^	37,900	773,539
Management of Companies and Enterprises — 0.35%
Galaxy Digital Holdings Ltd.*	128,000	553,644
Oil and Gas Extraction — 17.68%
Permian Basin Royalty Trust	12,550	312,872
Texas Pacific Land Corp. [c]	21,026	27,680,729
		27,993,601
Other Information Services — 0.20%
Alphabet, Inc. — Class C*	2,580	312,103
Other Motor Vehicle Dealers — 0.01%
Copart, Inc.*	200	18,242
Other Professional, Scientific, and Technical Services — 0.29%
GMO internet group, Inc	24,000	457,396
Other Telecommunications — 0.09%
Liberty Latin America Limited — Class C — ADR*	16,496	142,195
Performing Arts, Spectator Sports, and Related Industries — 0.15%
Madison Square Garden Entertainment Corp.*	4,000	134,480
Sphere Entertainment Co.*	4,000	109,560
		244,040
Professional, Scientific, and Technical Services — 0.10%
Cookpad, Inc.*	128,000	151,689

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Internet Portfolio

Consolidated Portfolio of Investments — June 30, 2023 (Unaudited) — (Continued)

	Shares	Value
Securities and Commodities Exchanges — 1.75%
CME Group, Inc	4,180	$ 774,512
Miami International Holdings, Inc.*ag	268,000	1,897,440
NASDAQ, Inc	2,100	104,685
		2,776,637
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 4.44%
Bakkt Holdings, Inc.*^	18,000	22,140
OTC Markets Group, Inc. — Class A	121,000	6,969,600
S&P Global, Inc	113	45,301
		7,037,041
Spectator Sports — 1.25%
Liberty Media Corp.-Liberty Braves — Class A*	8,000	327,360
Liberty Media Corp.-Liberty Braves — Class C*	8,000	316,960
Liberty Media Corp.-Liberty Formula One — Class A*	19,800	1,338,876
		1,983,196
TOTAL COMMON STOCKS
(cost $41,455,143)		60,352,037

UNIT INVESTMENT TRUST — 25.96%
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 25.96%
Grayscale Bitcoin Trust*[c]	2,142,099	41,106,880
TOTAL UNIT INVESTMENT TRUST
(cost $6,566,231)		41,106,880

WARRANTS — 0.04%	Shares
Securities and Commodities Exchanges — 0.04%
Miami International Holdings, Inc. Expiration: 04/08/2026,
Exercise Price: 7.50 USD *ag	40,819	55,922
TOTAL WARRANTS
(cost $–)		55,922
TOTAL INVESTMENTS — 64.11%
(cost $48,021,374)		$101,514,839

Percentages are stated as a percent of net assets.

^ — This security or a portion of this security was out on loan at June 30, 2023. Total loaned securities had a market value of $941,545 at June 30, 2023.The total collateral for the loaned securities was cash in the amount of $975,062.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Internet Portfolio

Consolidated Portfolio of Investments — June 30, 2023 (Unaudited) — (Continued)

* — Non-income producing security.

a — Value determined using significant unobservable inputs.

c — Significant Investment — Greater than 5% of net assets.

g — Illiquid.

ADR — American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Global Portfolio

Consolidated Portfolio of Investments — June 30, 2023 (Unaudited)

COMMON STOCKS — 35.77%	Shares	Value
Accommodation — 1.27%
Civeo Corp. — ADR*	18,500	$ 360,380
Administrative and Support Services — 0.04%
RB Global, Inc. — ADR	200	12,000
Aerospace and Defense — 0.13%
CACI International, Inc. — Class A*	100	34,084
Elbit Systems Ltd. — ADR	10	2,090
		36,174
Data Processing, Hosting, and Related Services — 0.02%
Rumble, Inc.*	600	5,352
Diversified Real Estate Activities — 1.41%
PrairieSky Royalty Limited*	22,800	398,602
Funds, Trusts, and Other Financial Vehicles — 1.50%
Mesabi Trust^	20,900	426,569
Global Exchanges — 1.11%
ASX Ltd	800	33,574
B3 SA — Brasil Bolsa Balcao	30,000	91,538
Deutsche Boerse AG	600	110,714
Euronext NV	1,120	76,140
Japan Exchange Group Inc. — ADR*	400	3,472
		315,438
Hospitality and Tourism — 0.48%
Carnival Corp. — ADR*	3,800	71,554
Norwegian Cruise Line Holdings Ltd. — ADR*	2,000	43,540
Royal Caribbean Cruises Ltd. — ADR*	200	20,748
		135,842
Industrial Machinery Manufacturing — 0.62%
TerraVest Industries, Inc.*	8,000	175,127
Live Sports (Spectator Sports) — 0.35%
Big League Advance, LLC*ag	1,818	99,990
Management of Companies and Enterprises — 2.32%
Associated Capital Group, Inc. — Class A	13,300	470,820
Galaxy Digital Holdings Ltd.*^	43,400	187,720
		658,540

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Global Portfolio

Consolidated Portfolio of Investments — June 30, 2023 (Unaudited) — (Continued)

	Shares	Value
Mining (except Oil and Gas) — 3.34%
Altius Minerals Corp.*	200	$ 3,306
Franco-Nevada Corporation — ADR	600	85,560
NovaGold Resources, Inc. — ADR*	4,000	15,960
Sandstorm Gold Ltd. — ADR	108,800	557,056
Triple Flag Precious Metals Corp. — ADR	1,440	19,843
Wheaton Precious Metals Corporation — ADR	6,100	263,642
		945,367
Oil and Gas Extraction — 17.02%
Permian Basin Royalty Trust	41,600	1,037,088
Texas Pacific Land Corp. [c]	2,878	3,788,887
		4,825,975
Other Financial Investment Activities — 1.93%
GAMCO Investors, Inc. — Class A	27,200	521,152
Omni Bridgeway Ltd.*	15,000	26,180
		547,332
Other Investment Pools and Funds — 0.65%
Partners Value Investments LP*ag	2,193	111,740
Urbana Corporation*	20,400	60,672
Urbana Corporation — Class A*	3,800	10,843
		183,255
Real Estate — 0.61%
Tejon Ranch Co.*	10,000	172,100
Securities and Commodities Exchanges — 0.33%
CME Group, Inc	200	37,058
IntercontinentalExchange Group, Inc	500	56,540
		93,598
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 0.59%
Brookfield Asset Management Ltd. — ADR	1,000	32,630
Brookfield Corp	4,000	134,600
		167,230
Support Activities for Mining — 0.02%
Core Laboratories, Inc	200	4,650

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Global Portfolio

Consolidated Portfolio of Investments — June 30, 2023 (Unaudited) — (Continued)

	Shares	Value
Support Activities for Water Transportation — 2.03%
Clarkson plc	11,100	$ 417,272
Siem Industries, Inc. — ADR*ag	5,500	156,750
		574,022
TOTAL COMMON STOCKS
(cost $7,195,754)		10,137,543

PREFERRED STOCKS — 0.03%
Other Investment Pools and Funds — 0.03%
Partners Value Investments LP — Class A*[g]	515	9,270
TOTAL PREFERRED STOCKS
(cost $9,785)		9,270

UNIT INVESTMENT TRUST — 10.39%
Funds, Trusts, and Other Financial Vehicles — 0.00%
Grayscale Ethereum Classic Trust*	24	181
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 10.39%
Grayscale Bitcoin Trust*[c]	153,520	2,946,049
TOTAL UNIT INVESTMENT TRUST
(cost $247,918)		2,946,230

	Principal
CONVERTIBLE BONDS — 0.00%	Amount	Value
Department Stores — 0.00%
Sears Holdings Corporation, 8.000%, 12/15/2019 ag	41,080	$ —
TOTAL CONVERTIBLE BONDS
(cost $41,080)		—

WARRANTS — 0.05%	Shares
Other Investment Pools and Funds — 0.05%
Partners Value Investments LP Expiration: 06/30/2026,
Exercise Price: 32.45 CAD*ag	3,493	15,187
TOTAL WARRANTS
(cost $19,638)		15,187
TOTAL INVESTMENTS — 46.24%
(cost $7,514,175)		$ 13,108,230

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Global Portfolio

Consolidated Portfolio of Investments — June 30, 2023 (Unaudited) — (Continued)

Percentages are stated as a percent of net assets.
* — Non-income producing security.

^ — This security or a portion of this security was out on loan at June 30, 2023. Total loaned securities had a market value of $282,493 at June 30, 2023. The total collateral for the loaned securities was cash in the amount of $291,293.

a — Value determined using significant unobservable inputs.

c — Significant Investment - Greater than 5% of net assets.

g — Illiquid.

ADR — American Depository Receipt.

CAD — Canadian Dollars.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Paradigm Portfolio

Consolidated Portfolio of Investments — June 30, 2023 (Unaudited)

COMMON STOCKS — 84.91%	Shares	Value
Accommodation — 0.89%
Civeo Corp. — ADR*	335,600	$6,537,488
Aerospace and Defense — 2.13%
CACI International, Inc. — Class A*	46,150	15,729,766
Beverage and Tobacco Product Manufacturing — 0.05%
Crimson Wine Group Limited*	49,000	328,300
Broadcasting (except Internet) — 0.28%
Warner Bros. Discovery, Inc.*	167,100	2,095,434
Casinos & Gaming — 0.11%
Las Vegas Sands Corp.*	13,300	771,400
Data Processing, Hosting, and Related Services — 0.00%
Rumble, Inc.*^	800	7,136
Diversified Real Estate Activities — 0.14%
PrairieSky Royalty Limited*^	60,000	1,048,953
Food Services and Drinking Places — 1.21%
The Wendy’s Company	410,500	8,928,375
Funds, Trusts, and Other Financial Vehicles — 0.08%
Mesabi Trust^	30,200	616,382
Hospitality and Tourism — 0.70%
Carnival Corp. — ADR*	218,000	4,104,940
Royal Caribbean Cruises Ltd. — ADR*	10,200	1,058,148
		5,163,088
Insurance Carriers and Related Activities — 0.02%
Markel Group, Inc.*	100	138,318
Management of Companies and Enterprises — 1.25%
Associated Capital Group, Inc. — Class A^	260,290	9,214,266
Mining (except Oil and Gas) — 3.58%
Franco-Nevada Corporation — ADR	170,550	24,320,430
Wheaton Precious Metals Corporation — ADR	48,200	2,083,204
		26,403,634
Oil and Gas Extraction — 55.01%
Texas Pacific Land Corp	308,030	405,521,495

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Paradigm Portfolio

Consolidated Portfolio of Investments — June 30, 2023 (Unaudited) — (Continued)

	Shares	Value
Other Financial Investment Activities — 0.60%
GAMCO Investors, Inc. — Class A	7,500	$143,700
Morgan Group Holding Co.*^	5,841	6,717
Onex Corp. — ADR	77,500	4,267,925
		4,418,342
Other Investment Pools and Funds — 0.01%
Partners Value Investments LP*ag	800	40,762
Urbana Corporation*	8,600	25,578
Urbana Corporation — Class A*	2,200	6,277
		72,617
Other Telecommunications — 2.40%
Liberty Broadband Corporation — Series C*	100,500	8,051,055
Liberty Media Corp.-Liberty SiriusXM — Class A*	124,200	4,075,002
Liberty Media Corp.-Liberty SiriusXM — Class C*	170,200	5,570,646
		17,696,703
Performing Arts, Spectator Sports, and Related Industries — 3.41%
Live Nation Entertainment, Inc.*	275,650	25,114,472
Real Estate — 4.37%
DREAM Unlimited Corp.*[f]	143,000	2,226,903
Equity Lifestyle Properties, Inc. — REIT	91,100	6,093,679
The Howard Hughes Corporation*	302,300	23,857,516
Tejon Ranch Co.*	1,600	27,536
		32,205,634
Satellite Telecommunications — 0.21%
EchoStar Corporation — Class A*	91,200	1,581,408
Securities and Commodities Exchanges — 1.43%
Cboe Global Markets, Inc	63,200	8,722,232
CME Group, Inc	9,400	1,741,726
IntercontinentalExchange Group, Inc	500	56,540
		10,520,498
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 4.60%
Brookfield Asset Management Ltd. — ADR^	199,487	6,509,261
Brookfield Corp	810,450	27,271,642
S&P Global, Inc	340	136,303
		33,917,206

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Paradigm Portfolio

Consolidated Portfolio of Investments — June 30, 2023 (Unaudited) — (Continued)

	Shares	Value
Spectator Sports — 1.62%
Liberty Media Corp.-Liberty Formula One — Class A*	88,000	$ 5,950,560
Liberty Media Corp.-Liberty Formula One — Class C*	79,200	5,962,176
		11,912,736
Support Activities for Mining — 0.00%
Core Laboratories, Inc	400	9,300
Support Activities for Water Transportation — 0.61%
Clarkson plc	99,800	3,751,689
Siem Industries, Inc. — ADR*ag	26,300	749,550
		4,501,239
Telecommunications — 0.00%
GCI Liberty, Inc. Sr. Escrow*ag	72,000	—
Utilities — 0.20%
Brookfield Infrastructure Partners LP	41,100	1,500,150
TOTAL COMMON STOCKS
(cost $171,839,238)		625,954,340

PREFERRED STOCKS — 0.00%
Other Investment Pools and Funds — 0.00%
Partners Value Investments LP — Class A*ag	217	3,906
TOTAL PREFERRED STOCKS
(cost $1,764)		3,906

UNIT INVESTMENT TRUST — 5.07%
Funds, Trusts, and Other Financial Vehicles — 0.00%
Grayscale Ethereum Classic Trust*	12	91
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 5.07%
Grayscale Bitcoin Trust*[c]	1,946,400	37,351,416
TOTAL UNIT INVESTMENT TRUST
(cost $25,987,742)		37,351,507

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Paradigm Portfolio

Consolidated Portfolio of Investments — June 30, 2023 (Unaudited) — (Continued)

WARRANTS — 0.00%	Shares	Value
Other Investment Pools and Funds — 0.00%
Partners Value Investments LP Expiration: 06/30/2026,
Exercise Price: 32.45 CAD*ag	800	$3,478
TOTAL WARRANTS
(cost $2,368)		3,478
TOTAL INVESTMENTS — 89.98%
(cost $197,831,112)		$663,313,231

Percentages are stated as a percent of net assets.
* — Non-income producing security.

^ — This security or a portion of this security was out on loan at June 30, 2023. Total loaned securities had a market value of $2,894,880 at June 30, 2023. The total collateral for the loaned securities was cash in the amount of $2,975,643.

a — Value determined using significant unobservable inputs.

c — Significant Investment - Greater than 5% of net assets.

f — Level 2 Investment.

g — Illiquid.

ADR — American Depository Receipt.

CAD — Canadian Dollars.

REIT — Real Estate Investment Trust.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Small Cap Opportunities Portfolio

Consolidated Portfolio of Investments — June 30, 2023 (Unaudited)

COMMON STOCKS — 74.65%	Shares	Value
Accommodation — 4.22%
Civeo Corp. — ADR*	650,200	$12,665,896
Administrative and Support Services — 0.01%
RB Global, Inc. — ADR	400	24,000
Aerospace and Defense — 6.29%
CACI International, Inc. — Class A*[c]	55,400	18,882,536
Beverage and Tobacco Product Manufacturing — 0.15%
Crimson Wine Group Limited*	65,500	438,850
Chemical Manufacturing — 2.51%
Inter Parfums, Inc	55,700	7,532,311
Oil-Dri Corp of America	200	11,798
		7,544,109
Data Processing, Hosting, and Related Services — 0.00%
Rumble, Inc.*^	400	3,568
Diversified Real Estate Activities — 0.42%
PrairieSky Royalty Limited*	72,000	1,258,743
Food Services and Drinking Places — 1.54%
The Wendy’s Company	211,900	4,608,825
Funds, Trusts, and Other Financial Vehicles — 0.08%
Mesabi Trust^	11,200	228,592
Hospitality and Tourism — 2.06%
Carnival Corp. — ADR*	327,400	6,164,942
Royal Caribbean Cruises Ltd. — ADR*	200	20,748
		6,185,690
Insurance Carriers and Related Activities — 0.02%
White Mountains Insurance Group Ltd. — ADR	50	69,445
Machinery Manufacturing — 0.01%
Oshkosh Corp	400	34,636
Management of Companies and Enterprises — 2.76%
Associated Capital Group, Inc. — Class A	190,500	6,743,700
Dundee Corporation — Class A*	857,800	846,649
Galaxy Digital Holdings Ltd.*^	158,000	683,404
		8,273,753

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Small Cap Opportunities Portfolio

Consolidated Portfolio of Investments — June 30, 2023 (Unaudited) — (Continued)

	Shares	Value
Mining (except Oil and Gas) — 1.45%
Altius Minerals Corp.*	9,800	$162,008
Sandstorm Gold Ltd. — ADR	768,600	3,935,232
Triple Flag Precious Metals Corp. — ADR	720	9,922
Wheaton Precious Metals Corporation — ADR	5,400	233,388
		4,340,550
Motor Vehicle and Parts Dealers — 0.06%
AutoNation, Inc.*	500	82,305
Penske Automotive Group, Inc	500	83,315
		165,620
Oil and Gas Extraction — 42.30%
Permian Basin Royalty Trust	100,000	2,493,000
Texas Pacific Land Corp. [c]	94,532	124,451,378
		126,944,378
Other Financial Investment Activities — 0.31%
GAMCO Investors, Inc. — Class A	14,400	275,904
Onex Corporation [f]	11,800	651,750
		927,654
Other Investment Pools and Funds — 1.08%
Urbana Corporation*	28,000	83,276
Urbana Corporation — Class A*	1,103,700	3,149,263
		3,232,539
Other Pipeline Transportation — 0.24%
Rubis SCA.	29,700	720,770
Performing Arts, Spectator Sports, and Related Industries — 1.39%
Live Nation Entertainment, Inc.*	45,300	4,127,283
Madison Square Garden Entertainment Corp.*	772	25,955
Sphere Entertainment Co.*	772	21,145
		4,174,383
Professional, Scientific, and Technical Services — 0.73%
Science Applications International Corp	19,600	2,204,608
Promoters of Performing Arts, Sports, and Similar Events — 0.01%
Madison Square Garden Sports Corp. — Class A	240	45,132

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Small Cap Opportunities Portfolio

Consolidated Portfolio of Investments — June 30, 2023 (Unaudited) — (Continued)

	Shares	Value

Real Estate — 5.50%
DREAM Unlimited Corp.*[f]	796,200	$12,399,023
The Howard Hughes Corporation*	37,100	2,927,932
Tejon Ranch Co.*	68,600	1,180,606
		16,507,561
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 0.00%
Bakkt Holdings, Inc.*^	100	123
Support Activities for Mining — 1.15%
Core Laboratories, Inc	146,000	3,394,500
Pason Systems, Inc.*	8,000	69,387
		3,463,887
Support Activities for Water Transportation — 0.26%
Braemar Shipping Services plc	220,600	652,779
Clarkson plc	3,800	142,850
		795,629
Telecommunications — 0.10%
LICT Corporation*	16	296,000
TOTAL COMMON STOCKS
(cost $100,318,553)		224,037,477

UNIT INVESTMENT TRUST — 1.92%
Funds, Trusts, and Other Financial Vehicles — 0.00%
Grayscale Ethereum Classic Trust*	60	453
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 1.92%
Grayscale Bitcoin Trust*	300,000	5,757,000
TOTAL UNIT INVESTMENT TRUST
(cost $3,168,942)		5,757,453

WARRANTS — 0.23%	Shares
Other Investment Pools and Funds — 0.23%
Partners Value Investments LP Expiration: 06/30/2026,
Exercise Price: 32.45 CAD*ag	160,000	695,678
TOTAL WARRANTS
(cost $433,365)		695,678

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Small Cap Opportunities Portfolio

Consolidated Portfolio of Investments — June 30, 2023 (Unaudited) — (Continued)

Value
TOTAL INVESTMENTS — 76.80%
(cost $103,920,860)	$230,490,608

Percentages are stated as a percent of net assets.
* — Non-income producing security.

^ — This security or a portion of this security was out on loan at June 30, 2023. Total loaned securities had a market value of $190,082 at June 30, 2023. The total collateral for the loaned securities was cash in the amount of $195,736.

a — Value determined using significant unobservable inputs

c — Significant Investment - Greater than 5% of net assets.

f — Level 2 Investment.

g — Illiquid.

ADR — American Depository Receipt.

CAD — Canadian Dollars.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Market Opportunities Portfolio

Consolidated Portfolio of Investments — June 30, 2023 (Unaudited)

COMMON STOCKS — 63.15%	Shares	Value
Accommodation — 0.19%
Civeo Corp. — ADR*	11,466	$223,358
Administrative and Support Services — 0.07%
RB Global, Inc. — ADR	1,400	84,000
Aerospace and Defense — 0.09%
CACI International, Inc. — Class A*	300	102,252
Beverage and Tobacco Product Manufacturing — 0.02%
Crimson Wine Group Limited*	2,800	18,760
Data Processing, Hosting, and Related Services — 1.16%
MasterCard, Inc. — Class A	1,000	393,300
Rumble, Inc.*^	400	3,568
Visa, Inc. — Class A	4,000	949,920
		1,346,788
Diversified Real Estate Activities — 0.00%
PrairieSky Royalty Limited*	200	3,496
Funds, Trusts, and Other Financial Vehicles — 0.65%
Mesabi Trust^	37,142	758,068
Global Exchanges — 0.93%
ASX Ltd	4,400	184,657
Deutsche Boerse AG	1,800	332,140
Euronext NV	2,520	171,315
Hellenic Exchanges — Athens Stock Exchange SA	800	4,496
Japan Exchange Group Inc. — ADR*	7,200	62,496
London Stock Exchange Group Plc	600	63,749
NZX Limited	364,202	259,273
		1,078,126
Insurance Carriers and Related Activities — 0.07%
Arthur J. Gallagher & Co	400	87,828
Live Sports (Spectator Sports) — 0.12%
Big League Advance, LLC* ag	2,455	135,025
Management of Companies and Enterprises — 2.77%
Associated Capital Group, Inc. — Class A	77,000	2,725,800
Galaxy Digital Holdings Ltd.*	114,000	493,089
		3,218,889

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Market Opportunities Portfolio

Consolidated Portfolio of Investments — June 30, 2023 (Unaudited) — (Continued)

	Shares	Value
Merchant Wholesalers, Durable Goods — 0.10%
A-Mark Precious Metals, Inc	3,200	$119,792
Mining (except Oil and Gas) — 3.12%
Franco-Nevada Corporation — ADR	14,400	2,053,440
Sandstorm Gold Ltd. — ADR	65,000	332,800
Wheaton Precious Metals Corporation — ADR	28,600	1,236,092
		3,622,332
Oil and Gas Extraction — 43.88%
Permian Basin Royalty Trust	127,450	3,177,328
Texas Pacific Land Corp. [c]	36,328	47,825,812
		51,003,140
Other Financial Investment Activities — 1.02%
GAMCO Investors, Inc. — Class A	61,600	1,180,256
Morgan Group Holding Co.*[f]	872	1,003
		1,181,259
Other Investment Pools and Funds — 2.97%
Partners Value Investments LP*ag	43,516	2,217,271
Urbana Corporation*	27,400	81,492
Urbana Corporation — Class A*	403,400	1,151,049
		3,449,812
Professional, Scientific, and Technical Services — 0.02%
Science Applications International Corp	200	22,496
Real Estate — 0.41%
DREAM Unlimited Corp.*[f]	8,000	124,582
The Howard Hughes Corporation*	2,200	173,624
Tejon Ranch Co.*	10,400	178,984
		477,190
Securities and Commodities Exchanges — 4.34%
Cboe Global Markets, Inc	7,806	1,077,306
CME Group, Inc	5,800	1,074,682
IntercontinentalExchange Group, Inc	12,900	1,458,732
Miami International Holdings, Inc.* ag	95,000	672,600
NASDAQ, Inc	7,200	358,920
TMX Group Ltd.*	18,000	405,043
		5,047,283

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Market Opportunities Portfolio

Consolidated Portfolio of Investments — June 30, 2023 (Unaudited) — (Continued)

	Shares	Value
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 0.21%
Bakkt Holdings, Inc.*^	1,200	$1,476
Brookfield Asset Management Ltd. — ADR	906	29,563
Brookfield Corp	3,600	121,140
MarketAxess Holdings, Inc	48	12,548
OTC Markets Group Inc. — Class A	600	34,560
S&P Global, Inc	113	45,300
		244,587
Support Activities for Water Transportation — 1.01%
Clarkson plc	31,100	1,169,114
TOTAL COMMON STOCKS
(cost $30,596,340)		73,393,595

PREFERRED STOCKS — 0.18%
Other Investment Pools and Funds — 0.18%
Partners Value Investments LP — Class A*ag	11,832	212,976
TOTAL PREFERRED STOCKS
(cost $219,010)		212,976

UNIT INVESTMENT TRUST — 9.89%
Funds, Trusts, and Other Financial Vehicles — 0.00%
Grayscale Ethereum Classic Trust*	12	91
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 9.89%
Grayscale Bitcoin Trust*[c]	598,874	11,492,392
TOTAL UNIT INVESTMENT TRUST
(cost $1,503,556)		11,492,483

	Principal
CONVERTIBLE BONDS — 0.00%	Amount	Value
Department Stores — 0.00%
Sears Holdings Corporation, 8.000%, 12/15/2019 ag	5,720	—
TOTAL CONVERTIBLE BONDS
(cost $5,720)		—

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Market Opportunities Portfolio

Consolidated Portfolio of Investments — June 30, 2023 (Unaudited) — (Continued)

	Shares	Value

EXCHANGE TRADED FUNDS — 0.01%
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 0.01%
ProShares Short VIX Short-Term Futures ETF*	200	$16,936
TOTAL EXCHANGE TRADED FUNDS
(cost $6,795)		16,936

WARRANTS — 0.18%
Other Investment Pools and Funds — 0.16%
Partners Value Investments LP Expiration: 06/30/2026,
Exercise Price: 32.45 CAD*ag	43,516	189,207
Securities and Commodities Exchanges — 0.02%
Miami International Holdings, Inc. Expiration: 04/08/2026,
Exercise Price: 7.50 USD *ag	14,469	19,822
TOTAL WARRANTS
(cost $130,104)		209,029
TOTAL INVESTMENTS — 73.41%
(cost $32,461,525)		$85,325,019

Percentages are stated as a percent of net assets.

* — Non-income producing security.

^ — This security or a portion of this security was out on loan at June 30, 2023. Total loaned securities had a market value of $586,597 at June 30, 2023. The total collateral for the loaned securities was cash in the amount of $603,663.

a — Value determined using significant unobservable inputs.

c — Significant Investment - Greater than 5% of net assets.

f — Level 2 Investment.

g — Illiquid.

ADR — American Depository Receipt.

CAD — Canadian Dollars.

ETF— Exchange Traded Fund.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Multi-Disciplinary Income Portfolio

Portfolio of Investments — June 30, 2023 (Unaudited)

	Principal
COLLATERALIZED LOAN OBLIGATIONS — 43.12%	Amount	Value
37 Capital CLO Ltd. 2023-3, (Three-month term SOFR + 2.05%),
7.121%, 04/15/2036 •f
Acquired 05/31/2023, Cost $500,000	500,000	$500,127
Apidos CLO Ltd. 2022-40, (Three-month term SOFR + 1.80%),
6.786%, 07/16/2035 •f
Acquired 06/14/2023, Cost $350,000	350,000	349,828
Apidos CLO Ltd. 2023-43, (Three-month term SOFR + 1.75%),
6.943%, 04/25/2035 •f
Acquired 06/27/2023, Cost $500,000	500,000	503,127
Barings CLO Ltd. 2023-1, (Three-month term SOFR + 1.75%),
6.855%, 04/21/2036 •f
Acquired 06/05/2023, Cost $550,000	550,000	548,799
Battery Park CLO Ltd. 2022-2, (Three-month term SOFR + 2.21%),
7.258%, 10/22/2035 •f
Acquired 06/21/2023, Cost $500,000	500,000	501,375
Benefit Street Partners CLO Ltd. 2022-27, (Three-month term SOFR + 2.35%),
6.848%, 07/20/2035 [f]
Acquired 06/28/2023, Cost $480,000	480,000	478,885
Benefit Street Partners CLO Ltd. 2022-28, (Three-month term SOFR + 2.35%),
6.948%, 10/22/2035 •f
Acquired 06/02/2023, Cost $500,000	500,000	498,553
Octagon Ltd. 2023-67, (Three-month term SOFR + 2.00%), 6.565%, 04/25/2036 •f
Acquired 06/09/2023, Cost $500,000	500,000	498,866
Palmer Square CLO Ltd. 2023-3, (Three-month term SOFR + 1.80%),
6.848%, 07/20/2035 •f
Acquired 06/05/2023, Cost $500,000	500,000	499,752
Palmer Square Loan Funding Ltd. 2022-4, (Three-month term SOFR + 2.50%),
7.076%, 07/24/2031 •f
Acquired 06/26/2023, Cost $430,000	430,000	430,577
Post CLO Ltd. 2023-1, (Three-month term SOFR + 1.91%), 6.829%, 04/20/2036 •f
Acquired 06/20/2023, Cost $500,000	500,000	500,101
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(cost $5,308,902)		5,309,990
TOTAL INVESTMENTS — 43.13%
(cost $5,308,902)		$ 5,309,990

Percentages are stated as a percent of net assets.

• — The percentage of net assets comprised of 144a securities was 43.12%.

f — Level 2 Investment.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Assets & Liabilities

June 30, 2023 (Unaudited)

	The Internet	The Global
	Portfolio	Portfolio
	(Consolidated)	(Consolidated)
ASSETS:
Investments, at value(1)(2)	$101,514,839	$13,108,230
Foreign currencies, at value(3)	—	2,393
Cash .	56,779,147 15,204,265
Cash proceeds from securities lending	975,062	291,293
Receivable for contributed capital	7,791	6,519
Receivable for investments sold	958,872	—
Dividends and interest receivable	241,980	74,858
Securities litigation receivable	1	—
Prepaid expenses and other assets	11,888	1,603
Total Assets	160,489,580 28,689,161
LIABILITIES:
Payable to Adviser	154,236	28,498
Payable to Trustees	3,356	597
Payable to Chief Compliance Officer	161	25
Payable for securities purchased	964,282	6,643
Payable for collateral received for securities loaned	975,062	291,293
Payable for withdrawn capital	33,440	364
Accrued expenses and other liabilities	21,861	12,811
Total Liabilities	2,152,398	340,231
Net Assets	$158,337,182	$28,348,930
(1) Cost of investments	$ 48,021,374	$ 7,514,175
(2) Includes loaned securities with a market value of	$941,545	$282,493
(3) Cost of foreign currencies	$—	$2,393

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Assets & Liabilities — (Continued)

June 30, 2023 (Unaudited)

		The Small Cap
	The Paradigm	Opportunities
	Portfolio	Portfolio
	(Consolidated)	(Consolidated)
ASSETS:
Investments, at value(1)(2)	$663,313,231	$230,490,608
Foreign currencies, at value(3)	—	444
Cash	74,226,820	69,480,043
Cash proceeds from securities lending	2,975,643	195,736
Receivable for contributed capital	33,300	405,534
Receivable for investments sold	557,101	484,575
Dividends and interest receivable	369,884	371,861
Prepaid expenses and other assets	32,326	15,510
Total Assets	741,508,305	301,444,311
LIABILITIES:
Payable to Adviser	756,023	315,095
Payable to Trustees	18,022	7,753
Payable to Chief Compliance Officer	1,250	539
Payable for collateral received for securities loaned	2,975,643	195,736
Payable for withdrawn capital	504,721	755,523
Accrued expenses and other liabilities	71,099	37,759
Total Liabilities	4,326,758	1,312,405
Net Assets	$737,181,547	$300,131,906
(1) Cost of investments	$197,831,112	$103,920,860
(2) Includes loaned securities with a market value of	$ 2,894,880	$ 190,082
(3) Cost of foreign currencies	$ —	$ 444

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Assets & Liabilities — (Continued)

June 30, 2023 (Unaudited)

	The Market	The Multi-
	Opportunities	Disciplinary
	Portfolio	Income
	(Consolidated)	Portfolio
ASSETS:
Investments, at value(1)(2)	$ 85,325,019	$ 5,309,990
Foreign currencies, at value(3)	2,384	—
Cash	30,780,107	6,895,101
Cash proceeds from securities lending	603,663	—
Receivable for contributed capital	129,219	782
Receivable from Advisor	—	9,313
Dividends and interest receivable	141,332	127,420
Prepaid expenses and other assets	6,449	1,719
Total Assets	116,988,173	12,344,325
LIABILITIES:
Payable to Adviser	118,152	—
Payable to Trustees	2,653	325
Payable to Chief Compliance Officer	154	20
Payable for securities purchased	10,902	—
Payable for collateral received for securities loaned	603,663	—
Payable for withdrawn capital	4,564	19,671
Accrued expenses and other liabilities	17,944	8,722
Total Liabilities	758,032	28,738
Net Assets	$116,230,141	$12,315,587
(1) Cost of investments	$ 32,461,525	$5,308,902
(2) Includes loaned securities with a market value of	586,597	$—
(3) Cost of foreign currencies	2,384	$—

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Operations

For the Six Months Ended June 30, 2023 (Unaudited)

	The Internet	The Global
	Portfolio	Portfolio
	(Consolidated)	(Consolidated)
INVESTMENT INCOME:
Dividends†	$ 1,312,152	$ 247,575
Interest	1,323,095	342,075
Income from securities lending	48,432	23,038
Total investment income	2,683,679	612,688
EXPENSES:
Investment advisory fees	940,868	171,872
Administration fees	30,661	8,007
Professional fees	10,953	5,744
Fund accounting fees	10,924	2,896
Trustees’ fees	6,158	1,111
Chief Compliance Officer fees	1,038	201
Custodian fees and expenses	7,060	4,406
Registration fees	831	762
Other expenses	3,290	528
Total expenses	1,011,783	195,527
Net investment income	1,671,896	417,161
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments and foreign currency	677,681	(203,281)
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	2,738,336	(1,285,713)
Net realized and unrealized gain (loss) on investments	3,416,017	(1,488,994)
Net increase (decrease) in net assets resulting from operations	$5,087,913	$(1,071,833)
† Net of foreign taxes withheld of:	$ 3,364)	$401

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Operations — (Continued)

For the Six Months Ended June 30, 2023 (Unaudited)

		The Small Cap
	The Paradigm	Opportunities
	Portfolio	Portfolio
	(Consolidated)	(Consolidated)
INVESTMENT INCOME:
Dividends†	$ 2,899,742	$ 1,189,809
Interest	1,897,626	2,178,953
Income from securities lending	11,309	23,926
Total investment income	4,808,677	3,392,688
EXPENSES:
Investment advisory fees	5,385,977	2,308,463
Administration fees	169,948	77,084
Professional fees	47,041	23,918
Fund accounting fees	67,733	30,495
Trustees’ fees	36,043	16,012
Chief Compliance Officer fees	7,351	3,318
Custodian fees and expenses	38,421	20,163
Registration fees	855	264
Other expenses	16,003	5,941
Total expenses	5,769,372	2,485,658
Net investment income (loss)	(960,695)	907,030
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	34,682,980	11,126,707
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(335,175,300)	(114,670,444)
Net realized and unrealized loss on investments	(300,492,320)	(103,543,737)
Net decrease in net assets resulting from operations	$(301,453,015)	$(102,636,707)
† Net of foreign taxes withheld of:	58,720	$ 52,699

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Operations — (Continued)

For the Six Months Ended June 30, 2023 (Unaudited)

	The Market	The Multi-
	Opportunities	Disciplinary
	Portfolio	Income
	(Consolidated)	Portfolio
INVESTMENT INCOME:
Dividends†	$ 1,298,900	$ 79,550
Interest	699,730	322,367
Income from securities lending	45,977	915
Total investment income	2,044,607	402,832
EXPENSES:
Investment advisory fees	765,396	87,999
Administration fees	27,554	7,486
Professional fees	10,399	12,647
Fund accounting fees	10,209	1,163
Trustees’ fees	5,033	588
Chief Compliance Officer fees	960	112
Custodian fees and expenses	8,420	753
Registration fees	810	—
Other expenses	2,400	327
Total expenses	831,181	111,075
Less, expense reimbursement	—	(16,787)
Net expenses	831,181	94,288
Net investment income	1,213,426	308,544
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on:
Investments and foreign currency	(1,004,357)	(1,846,516)
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(30,472,985)	1,754,468
Net realized and unrealized loss on investments	(31,477,342)	(92,048)
Net increase (decrease) in net assets resulting from operations	$ (30,263,916)	$ 199,708
† Net of foreign taxes withheld of:	$ 12,584	$ —

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Changes in Net Assets

	The Internet Portfolio		The Global Portfolio
	(Consolidated)		(Consolidated)
	For the	For the	For the	For the
	Period Ended	Year Ended	Period Ended	Year Ended
	June 30, 2023	December 31,	June 30, 2023	December 31,
	(Unaudited)	2022	(Unaudited)	2022
OPERATIONS:
Net investment income (loss)	$ 1,671,896	$ (304,427)	$ 417,161	$ 50,034
Net realized gain (loss) on sale of
investments and foreign currency	677,681	299,355	(203,281)	689,917
Net change in unrealized appreciation
(depreciation) of investments and
foreign currency	2,738,336	(51,332,003)	(1,285,713)	(2,711,885)
Net increase (decrease) in net assets
resulting from operations	5,087,913	(51,337,075)	(1,071,833)	(1,971,934)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM BENEFICIAL
INTEREST TRANSACTIONS:
Contributions.	12,415,240	789,649	2,164,794	5,796,145
Withdrawals	(7,209,987)	(35,279,900)	(1,221,929)	(2,526,422)
Net increase (decrease) in net assets
resulting from capital
share transactions	5,205,253	(34,490,251)	942,865	3,269,723
Total increase (decrease) in
net assets	10,293,166	(85,827,326)	(128,968)	1,297,789
NET ASSETS:
Beginning of period	148,044,016	233,871,342	28,477,898	27,180,109
End of period	$158,337,182	$148,044,016	$28,348,930	$ 28,477,898

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Changes in Net Assets — (Continued)

			The Small Cap
	The Paradigm Portfolio		Opportunities Portfolio
	(Consolidated)		(Consolidated)
	For the	For the	For the	For the
	Period Ended	Year Ended	Period Ended	Year Ended
	June 30, 2023	December 31,	June 30, 2023	December 31,
	(Unaudited)	2022	(Unaudited)	2022
OPERATIONS:
Net investment income (loss)	$ (960,695)	$ 1,360,344	$ 907,030	$ 1,159,192
Net realized gain on sale of
investments and foreign
currency	34,682,980	23,371,121	11,126,707	7,063,295
Net change in unrealized
appreciation (depreciation)
of investments and
foreign currency	(335,175,300)	221,993,198	(114,670,444)	78,268,899
Net increase (decrease) in net assets
resulting from operations	(301,453,015)	246,724,663	(102,636,707)	86,491,386
NET INCREASE (DECREASE) IN
NET ASSETS RESULTING
FROM BENEFICIAL INTEREST
TRANSACTIONS:
Contributions	7,751,638	71,541,406	12,636,023	133,822,724
Withdrawals	(83,570,759)	(58,229,696)	(69,351,429)	(30,111,721)
Net increase (decrease) in net assets
resulting from capital
share transactions	(75,819,121)	13,311,710	(56,715,406)	103,711,003
Total increase (decrease) in
net assets	(377,272,136)	260,036,373	(159,352,113)	190,202,389
NET ASSETS:
Beginning of period	1,114,453,683	854,417,310	459,484,019	269,281,630
End of period	$ 737,181,547	$1,114,453,683	$ 300,131,906	$ 459,484,019

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Changes in Net Assets — (Continued)

	The Market
	Opportunities Portfolio		The Multi-Disciplinary
	(Consolidated)		Income Portfolio
	For the	For the	For the	For the
	Period Ended	Year Ended	Period Ended	Year Ended
	June 30, 2023	December 31,	June 30, 2023	December 31,
	(Unaudited)	2022	(Unaudited)	2022
OPERATIONS:
Net investment income	$ 1,213,426	$ 289,461	$ 308,544	$ 388,723
Net realized gain (loss) on sale of
investments and foreign currency	(1,004,357)	1,939,429	(1,846,516)	(2,257,433)
Net change in unrealized appreciation
(depreciation) of investments and
foreign currency	(30,472,985)	16,213,129	1,754,468	1,403,021
Net increase (decrease) in net assets
resulting from operations	(30,263,916)	18,442,019	216,496	(465,689)
NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM
BENEFICIAL INTEREST TRANSACTIONS:
Contributions	10,163,492	18,641,291	111,320	237,477
Withdrawals	(3,901,653)	(26,367,384)	(4,519,506)	(8,006,166)
Net increase (decrease) in net assets
resulting from capital share transactions	6,261,839	(7,726,093)	(4,408,186)	(7,768,689)
Total increase (decrease) in net assets	(24,002,077)	10,715,926	(4,191,690)	(8,234,378)
NET ASSETS:
Beginning of period	140,232,218	129,516,292	16,507,277	24,741,655
End of period	$116,230,141	$ 140,232,218	$12,315,587	$ 16,507,277

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements

June 30, 2023 (Unaudited)

1. Organization

The Kinetics Portfolios Trust (the “Trust”) was organized as a Delaware Statutory Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objective and policies. The series currently authorized are: The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio and The Multi-Disciplinary Income Portfolio (collectively, the “Master Portfolios”). Pursuant to the 1940 Act, the Master Portfolios, are “non- diversified” series of the Trust, except The Global Portfolio and The Multi-Disciplinary Income Portfolio. The Market Opportunities Portfolio commenced operations on January 31, 2006 and The Multi-Disciplinary Income Portfolio commenced operations on February 11, 2008. Each of the remaining Master Portfolios commenced operations on April 28, 2000.

Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio may have multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the feeder funds’ proportionate interests in the Master Portfolio.

Each of the Master Portfolios, except for The Multi-Disciplinary Income Portfolio, seeks to provide investors with long- term capital growth. The Multi-Disciplinary Income Portfolio seeks to provide investors with total return. The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet- related activities. The Global Portfolio generally invests in the equity securities of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and in U.S. companies benefiting from international economic growth. The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The Small Cap Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign small capitalized

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2023 (Unaudited)

companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets, as well as companies involved in the gaming industry. The Multi-Disciplinary Income Portfolios utilize a two-part investment strategy, which includes fixed income components, including fixed-income exchange-traded funds, collateralized loan obligations and senior secured corporate loans, and derivatives components. The Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio utilize wholly-owned subsidiaries to achieve their investment objectives. Please see Note 2 for further details.

2. Significant Accounting Policies

Security Valuation

Master Portfolios equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.

Composite option pricing calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is traded. If a

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2023 (Unaudited)

composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value by the Adviser, as the Portfolios’ Valuation Designee. In determining the fair value of a security, the Adviser, as Valuation Designee, shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At June 30, 2023, 1.23%, 0.91%, 0.10%, 0.23%, and 0.71% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio respectively, were fair valued securities. The other Master Portfolios did not hold any fair valued securities at June 30, 2023.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2023 (Unaudited)

Bitcoin

The Master Portfolios may invest in Grayscale Bitcoin Trust, a Delaware statutory trust (“Bitcoin Trust”) that invests in bitcoins. From time to time, the Bitcoin Trust issues creation units in exchange for bitcoins and distributes bitcoins in exchange for redemption units. The performance of the Bitcoin Trust is intended to reflect changes in the value of the Bitcoin Trust’s bitcoin investments. At June 30, 2023, 25.96%, 10.39%, 5.07%, 1.92%, and 9.89% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio, respectively, were invested in the Bitcoin Trust. Investments in bitcoins produce non-qualifying income under Subchapter M of the Internal Revenue Code.

Bitcoin is a decentralized digital currency that enables instant transfers to anyone, anywhere in the world. Managing transactions in bitcoins occurs via an open source, cryptographic protocol central authority. The Bitcoin Network is an online, end-user-to-end-user network that hosts the public transaction ledger, known as the Blockchain, and the source code that comprises the basis for the cryptographic and algorithmic protocols governing the Bitcoin Network. No single entity owns or operates the Bitcoin Network, the infrastructure of which is collectively maintained by a decentralized user base. Since the Bitcoin Network is decentralized, it does not rely on either governmental authorities or financial institutions to create, transmit or determine the value of bitcoins. Rather, the value of bitcoins is determined by the supply of and demand for bitcoins in the global bitcoin exchange market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Shares of the Bitcoin Trust may trade at a premium or discount to the net asset value of the Bitcoin Trust. The price of bitcoins is set in transfers by mutual agreement or barter as well as the number of merchants that accept bitcoins. Because bitcoins are digital files that can be transferred without the involvement of

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2023 (Unaudited)

intermediaries or third parties, there are little or no transaction costs in direct end-user-to-end-user transactions. Bitcoins can be used to pay for goods and services or can be converted to fiat currencies, such as the U.S. dollar, at rates determined by the Bitcoin Exchanges. Additionally, third party service providers such as Bitcoin Exchanges are also used for transfers but they may charge significant fees for processing transactions.

As bitcoins have grown in popularity, the U.S. Congress and a number of federal and state agencies (including the Financial Crimes Enforcement Network (FinCEN), the U.S. Securities and Exchange Commission, the Commodity Futures Trading Commission, the Financial Industry Regulatory Authority, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS, and state financial institution regulators) have begun to examine the operations of the network that facilitates bitcoins, bitcoin users and the Bitcoin Exchanges, with particular focus on (1) the extent to which bitcoins can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises, (2) the safety and soundness of the Bitcoin Exchange or other service-providers that hold bitcoins for users and (3) other risks to investors and consumers who hold and use bitcoins. Ongoing and future regulatory actions may alter, perhaps to a materially adverse extent, the value of a Master Portfolio’s and its Subsidiary’s investment in the Bitcoin Trust or the ability of the Bitcoin Trust to continue to operate.

Consolidation of Subsidiaries

The consolidated financial statements include the accounts of Cayman wholly-owned Controlled Foreign Corporations (“CFCs”) and the accounts of Delaware Corporations (the “Cayman” or “Delaware”, respectively, or “Subsidiaries” for both). The respective Master Portfolios hold a CFC: Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio. The respective Master Portfolios hold a Delaware subsidiary: Internet Portfolio, Global Portfolio and Market Opportunities Portfolio. Each Master Portfolio can invest up to 25% of its total assets in the Subsidiaries. The Subsidiaries act as an investment vehicle in order to invest in commodity-linked and bitcoin-linked instruments consistent with the Portfolio’s investment objectives and policies. By investing in its Subsidiaries, a Master Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The investments held by a Subsidiary are generally similar to those

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2023 (Unaudited)

that are permitted to be held by the Master Portfolio and are subject to the same risks that apply to similar investments if held directly by the Master Portfolio. Each Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, each Master Portfolio wholly-owns and controls its Subsidiaries, making it unlikely that the Subsidiaries will take action contrary to the interests of the Master Portfolio. Each Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as its Master Portfolio.

The Cayman Subsidiary is an exempted Cayman investment company and is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, each Cayman Subsidiary is a CFC not subject to U.S. income taxes. As a wholly-owned CFC, however, each Cayman Subsidiary’s net income and capital gain will be included each year in the respective Portfolio’s investment company taxable income.

As of June 30, 2023, the respective Cayman Subsidiary’s net assets and percent of the respective Portfolio’s net assets were:

Internet Portfolio	$14,553,669	9.19%
Global Portfolio	1,665,085	5.87%
Paradigm Portfolio	39,334,472	5.34%
Small Cap Opportunities Portfolio	8,108,042	2.70%
Market Opportunities Portfolio	6,202,136	5.34%

The Delaware Subsidiary is organized under Delaware law. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to its respective Master Portfolio (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary) will be eligible to be treated as “qualified dividend income” under the Internal Revenue Code.

As of June 30, 2023, the respective Delaware Subsidiary’s net assets and percent of the respective Portfolio’s net assets were:

Internet Portfolio	$1,925	0.00%
Global Portfolio	1,913	0.01%
Market Opportunities Portfolio	1,965	0.00%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2023 (Unaudited)

Repurchase Agreements

Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 102% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

Foreign Currency Translations

The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

Restricted and Illiquid Securities

The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require registration of unregistered securities. The 144A securities have been deemed to be liquid

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2023 (Unaudited)

by the Master Portfolios’ Adviser under the supervision of the Board of Trustees. At June 30, 2023, the following Master Portfolio held securities restricted to institutional investors (144A Securities):

		Percentage of
	Market Value	Net Assets
The Multi-Disciplinary Income Portfolio	$5,308,902	43.19%

An illiquid asset is any asset which may not be sold or disposed of in current market conditions within seven days without the sale or disposition significantly changing the market value of the investment. At June 30, 2023, the following Master Portfolios held illiquid securities:

		Percentage of
	Market Value	Net Assets
The Internet Portfolio	$1,953,362	1.23%
The Global Portfolio	392,937	1.39%
The Paradigm Portfolio	797,696	0.11%
The Small Cap Opportunities Portfolio	695,678	0.23%
The Market Opportunities Portfolio	3,446,901	2.97%
The Multi-Disciplinary Income Portfolio	—	0.00%

When-Issued Securities

The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities.

Securities Lending

Each Master Portfolio (other than the Multi-Disciplinary Income Portfolio) may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker dealers or indirectly through repurchase agreements with respect to no more than 33 1 / 3 % of the total assets of each Master Portfolio (including any collateral posted) or 50% of the total assets of each Master Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/ or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2023 (Unaudited)

Significant Investments

The Portfolios may invest a greater percentage of their assets in one or more individual securities at any time. The greater percentage of assets in individual securities (not including short-term investments or other funds) expose the portfolios to the risk of unanticipated industry conditions, the risks particular to a single company or security, and the risk of potentially lower liquidity.

At June 30, 2023. The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio invested approximately 52%, 24%, 55%, 48% and 51% of their respective net assets in individual securities greater than 5% of net assets. See the respective Schedule of Investments for further details.

Holding a large concentration in a single security or issuer may expose the portfolios to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the portfolios’ performance. At June 30, 2023, The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio held 17%, 13%, 55%, 41% and 41% of their respective net assets in Texas Pacific Land Trust. Because a large portion of its revenue is derived from oil and gas royalties, the performance of the portfolios could be adversely affected if the underlying markets for oil and gas were to decline, thereby having a more significant impact on the portfolios given the concentration in this holding.

Short-Term Investments

The Portfolios may invest in money market funds and short-term high quality debt securities such as commercial paper, repurchase agreements and certificates of deposit. Money market funds typically invest in short-term instruments and attempt to maintain a stable net asset value. While the risk is low, these funds may lose value.

Expense Allocation

Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the Feeder Funds daily based on their proportionate interests in the respective Master Portfolios.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2023 (Unaudited)

Federal Income Taxes

Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that each Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of June 30, 2023, open tax years include the tax years ended December 31, 2019 through December 31, 2022. The Master Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Other

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been incorporated in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

3. Investment Adviser

The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Horizon Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. The Adviser is a wholly-owned

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2023 (Unaudited)

subsidiary of Horizon Kinetics LLC. Under the terms of the Agreements, the Master Portfolios, except the Multi-Disciplinary Income Portfolio, compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets. Effective as of April 30, 2023, the Adviser has agreed to reduce the management fee for the Multi-Disciplinary Income Portfolio from 1.25% to 1.00% Additionally, effective as of April 30, 2023, the Adviser has agreed to waive 0.75% of the 1.00% management fee for the Multi-Disciplinary Income Portfolio through April 30, 2024.

For the period ended June 30, 2023, Master Portfolios incurred the following expenses pursuant to the Agreements:

Investment Advisory Fees
The Internet Portfolio	$940,868
The Global Portfolio	171,872
The Paradigm Portfolio	5,385,977
The Small Cap Opportunities Portfolio	2,308,463
The Market Opportunities Portfolio	765,396
The Multi-Disciplinary Income Portfolio	87,999

For the period ended June 30, 2023, the Trust was allocated approximately $13,000 for the services of the Chief Compliance Officer employed by the Adviser.

4. Securities Transactions

Purchases and sales of investment securities, other than short-term investments and short-term options, for the period ended June 30, 2023, were as follows:

	Purchases		Sales
	U.S.		U.S.
	Government	Other	Government	Other
The Internet Portfolio	$—	$8,957,693	$—	$ 10,550,714
The Global Portfolio	—	2,436,117	—	1,660,383
The Paradigm Portfolio	—	1,636,798	—	43,366,910
The Small Cap Opportunities Portfolio	—	5,294,792	—	17,104,227
The Market Opportunities Portfolio	—	9,047,000	—	4,863,033
The Multi-Disciplinary Income Portfolio	—	5,308,903	—	2,281,547

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2023 (Unaudited)

As of December 31, 2022, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:

	Internet	Global	Paradigm
Tax Cost of Investments	$ 45,816,027	$6,989,472	$204,444,794
Unrealized Appreciation	53,956,677	7,960,569	815,851,780
Unrealized Depreciation	(3,164,632)	(1,110,405)	(13,857,822)
Net Unrealized Appreciation	$ 50,792,045	$6,850,164	$801,993,958

			Multi-
	Small Cap	Market	Disciplinary
	Opportunities	Opportunities	Income
Tax Cost of Investments	$ 103,763,182	$ 29,685,086	$4,109,500
Unrealized Appreciation	255,821,805	85,802,438	47,322
Unrealized Depreciation	(13,472,068)	(2,825,710)	(1,800,701)
Net Unrealized
Appreciation (Depreciation)	$ 242,349,737	$ 82,976,728	$(1,753,379)

5. Portfolio Securities Loaned

As of June 30, 2023, the Master Portfolios, except the Multi-Disciplinary Income Portfolio had loaned securities that were collateralized by cash. The majority of the cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, a Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The Master Portfolios will continue to receive dividends and interest on all securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2023 (Unaudited) accounted for by the Master Portfolios. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. As the securities loans are subject to termination by the Funds or the borrower at any time, the remaining maturities of the outstanding securities lending transactions are considered to be overnight and continuous. The value of the securities on loan and the value of the related collateral at June 30, 2023, were as follows:

	Securities	Collateral
The Internet Portfolio	$941,545	$975,062
The Global Portfolio	282,493	291,293
The Paradigm Portfolio	2,894,880	2,975,643
The Small Cap Opportunities Portfolio	190,082	195,736
The Market Opportunities Portfolio	586,597	603,663

6. Selected Financial Highlights

Financial highlights for the Master Portfolios were as follows:

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2023 (Unaudited)

			The Internet Portfolio
	For the Period Ended	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended
	June 30, 2023	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Total
Return	3.57%	(23.86)%	15.72%	56.87%	26.92%	(26.86)%
Ratio of
expenses
to average
net assets:	1.34%	1.35%	1.34%	1.37%	1.37%	1.38%
Ratio of net
investment
income (loss)
to average
net assets:	2.24%	(0.18)%	(0.92)%	(0.36)%	(0.29)%	(0.60)%
Portfolio
turnover
rate	9%	19%	4%	1%	1%	15%

			The Global Portfolio
	For the Period Ended	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended
	June 30, 2023	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Total
Return	(3.98)%	(6.53)%	16.23%	24.80%	21.41%	(23.85)%
Ratio of
expenses
to average
net assets:	1.42%	1.46%	1.48%	1.59%	1.59%	1.66%
Ratio of net
investment
income (loss)
to average
net assets:	3.05%	0.18%	(1.00)%	(0.66)%	(0.18)%	(0.57)%
Portfolio
turnover
rate	13%	57%	7%	8%	5%	28%

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Notes to Consolidated Financial Statements —

(Continued) June 30, 2023 (Unaudited)

The Paradigm Portfolio
	For the Period Ended	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended
	June 30, 2023	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Total
Return	(27.69)%	29.48%	38.46%	3.61%	30.77%	(5.27)%
Ratio of
expenses
to average
net assets:	1.34%	1.33%	1.33%	1.35%	1.35%	1.36%
Ratio of net
investment
income (loss)
to average
net assets:	(0.22)%	0.15%	(0.58)%	0.70%	(0.43)%	(0.65)%
Portfolio
turnover
rate	0%	0%	1%	1%	1%	3%

The Small Cap Opportunities Portfolio
	For the Period Ended	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended
	June 30, 2023	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Total
Return	(22.71)%	32.26%	50.63%	2.57%	27.34%	0.56%
Ratio of
expenses
to average
net assets:	1.35%	1.34%	1.34%	1.37%	1.36%	1.37%
Ratio of net
investment
income (loss)
to average
net assets:	0.49%	0.37%	(0.62)%	1.05%	(0.20)%	(0.33)%
Portfolio
turnover
rate	2%	6%	3%	0%	4%	3%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2023 (Unaudited)

The Market Opportunities Portfolio
	For the Period Ended	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended
	June 30, 2023	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Total
Return	(21.12)%	15.02%	28.08%	19.57%	22.77%	(10.62)%
Ratio of
expenses
to average
net assets:	1.36%	1.36%	1.36%	1.38%	1.39%	1.40%
Ratio of net
investment
income (loss)
to average
net assets:	2.00%	0.22%	(0.74)%	0.42%	(0.00)%	(0.30)%
Portfolio
turnover
rate	5%	13%	2%	2%	4%	8%

The Multi-Disciplinary Income Portfolio
	For the Period Ended	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended
	June 30, 2023	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Total
Return	1.57%	(2.29)%	1.23%	(1.35)%	9.13%	(0.93)%
Ratio of
expenses
to average
net assets:	1.56%	1.48%	1.44%	1.46%	1.44%	1.42%
Ratio of net
investment
income (loss)
to average
net assets:	4.12%	2.07%	1.74%	3.17%	4.15%	4.13%
Portfolio
turnover
rate	95%	0%	0%	0%	0%	2%

7. Summary of Fair Value Exposure

Various inputs are used in determining the value of Master Portfolio’s and Spinoff Fund’s investments. These inputs are summarized in the three broad levels listed below:

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2023 (Unaudited)

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that Master Portfolio’s and Spin-off Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Spin-off Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Internet Portfolio

The following is a summary of the inputs used to value The Internet Portfolio’s net assets as of June 30, 2023:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 58,454,597	—	$1,897,440	$ 60,352,037
Unit Investment Trust	41,106,880	—	—	41,106,880
Warrants	—	—	55,922	55,922
Total Investments in Securities	$99,561,477	$—	$1,953,362	$101,514,839

During the period ended June 30, 2023, there were no transfers into or out of Level 3.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2023 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description			Investments in Securities
Balance as of December 31, 2022				$2,192,839
Accrued discounts/premiums				—
Realized gain (loss)				—
Change in unrealized appreciation (depreciation)				(239,477)
Net purchases and/or acquisitions
Net sales and/or write-offs				—
Transfer in and/or out of Level 3				—
Balance as of June 30, 2023				$1,953,362
	Fair Value at	Valuation	Unobservable
Description	6/30/2023	Techniques	Input	Range**
Common Stocks	$1,897,440	Followed valuation	Precedent	$7.07 - $7.87
		procedures and used the	Transaction
		last traded price- fair valuation
		is reviewed by the board
		using market comparables
Warrants	$ 55,922	Black Scholes Method	Volatility	25%

^ See Consolidated Portfolio of Investments for breakout of investments by industry classification.

** Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The Global Portfolio

The following is a summary of the inputs used to value the The Global Portfolio’s net assets as of June 30, 2023:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$9,769,063	—	$368,480	$10,137,543
Preferred Stocks	—	—	9,270	9,270
Unit Investment Trust	2,946,230	—	—	2,946,230
Convertible Bonds	—	—	—*	—
Warrants	—	—	15,187	15,187
Total Investments in Securities	12,715,293	—	$392,937 $	13,108,230

During the period ended June 30, 2023, there were no transfers into or out of Level 3.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2023 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2022	$ 357,547
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	35,390
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2023	$ 392,937

	Fair Value at	Valuation	Unobservable
Description	6/30/2023	Techniques	Input	Range**
Common Stocks	$111,740	Followed valuation	Intermittent	$42.00 - $73.00
		procedures and used the last	market
		traded price-fair valuation is	activity
reviewed by the board using
market comparables
Common Stocks	$ 99,990	Followed valuation	Intermittent	$55.00 - $55.00
		procedures and used the last	market
		traded price-fair valuation is	activity
reviewed by the board using
market comparables
Common Stocks	$156,750	Followed valuation	Intermittent	$23.00 - $28.50
		procedures and used the last	market
		traded price-fair valuation is	activity
reviewed by the board using
market comparables
Convertible Bonds	$ —*	Followed valuation	Intermittent	$0.00 - $0.00
		procedures and used the last	market
		traded price-fair valuation is	activity
reviewed by the board using
market comparable
Preferred Stocks	$ 9,270	Followed valuation	Intermittent	$18.00 - $19.75
		procedures and used the last	market
		traded price-fair valuation is	activity
reviewed by the board using
market comparables
Warrants	$ 15,187	Followed valuation	Intermittent	$3.14 - $8.00
		procedures and used the last	market
		traded price-fair valuation is	activity
reviewed by the board using
market comparables

^ See Consolidated Portfolio of Investments for breakout of investments by industry classification.

* Amount is less than $0.50.

** Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2023 (Unaudited)

The Paradigm Portfolio

The following is a summary of the inputs used to value The Paradigm Portfolio’s net assets as of June 30, 2023:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 622,937,125	$ 2,226,903	$ 790,312	$ 625,954,340
Unit Investment Trust	37,351,507	—	—	37,351,507
Preferred Stocks	—	—	3,906	3,906
Warrants	—	—	3,478	3,478
Total Investments in Securities	$ 660,288,632	$ 2,226,903	$ 797,696	$ 663,313,231

During the period ended June 30, 2023, there were no transfers into or out of Level 3.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2022	$ 651,091
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	146,605
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—*
Balance as of June 30, 2023	$ 797,696

	Fair Value at	Valuation	Unobservable
Description	6/30/2023	Techniques	Input	Range**
Common Stocks	$ 40,762	Followed valuation	Intermittent	$42.00 - $73.00
		procedures and used the last	market
		traded price-fair valuation is	activity
reviewed by the board using
market comparables
Common Stocks	$749,550	Followed valuation	Intermittent	$23.00 - $28.50
		procedures and used the last	market
		traded price-fair valuation is	activity
reviewed by the board using
market comparables
Common Stocks	$ — *	Followed valuation	Intermittent	$0.00 - $0.00
		procedures and used the last	market
		traded price-fair valuation is	activity
reviewed by the board using
market comparables
Preferred Stocks	$3,906	Followed valuation	Intermittent	$18.00 - $19.75
		procedures and used the last	market
		traded price-fair valuation is	activity
reviewed by the board using
market comparables

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2023 (Unaudited)

	Fair Value at	Valuation	Unobservable
Description	6/30/2023	Techniques	Input	Range**
Warrants	$ 3,478	Followed valuation	Intermittent	$3.14 - $8.00
		procedures and used the last	market
		traded price-fair valuation is	activity
reviewed by the board using
market comparables

^ See Consolidated Portfolio of Investments for breakout of investments by industry classification.

* Amount is less than $0.50.

** Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The Small Cap Opportunities Portfolio

The following is a summary of the inputs used to value The Small Cap Opportunities Portfolio’s net assets as of June 30, 2023:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$210,986,704	$ 13,050,773	$—	$224,037,477
Unit Investment Trust	5,757,453	—	—	5,757,453
Warrants	—	—	695,678	695,678
Total Investments in Securities	$216,744,157	$ 13,050,773	$695,678	$230,490,608

During the period ended June 30, 2023, there were no transfers into or out of Level 3.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2022	$732,644
Accrued discounts/premiums	—
Realized gain (loss)	6,234
Change in unrealized appreciation (depreciation)	(36,966)
Net purchases and/or acquisitions	—
Net sales and/or write-offs	(13,255)
Transfer in and/or out of Level 3	—
Balance as of June 30, 2023	$695,678

	Fair Value at	Valuation	Unobservable
Description	6/30/2023	Techniques	Input	Range**
Warrants	$695,678	Followed valuation	Intermittent	$3.14 - $8.00
		procedures and used the last	market
		traded price-fair valuation is	activity
reviewed by the board using
market comparables

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2023 (Unaudited)

^ See Consolidated Portfolio of Investments for breakout of investments by industry classification.

* Amount is less than $0.50.

** Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The Market Opportunities Portfolio

The following is a summary of the inputs used to value The Market Opportunities Portfolio’s net assets as of June 30, 2023:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 70,243,114	$ 125,585	$ 3,024,896	$ 73,393,595
Unit Investment Trust	11,492,483	—	—	11,492,483
Preferred Stocks	—	—	212,976	212,976
Convertible Bonds	—	—	—*	—
Exchange Traded Funds	16,936	—	—	16,936
Warrants	—	—	209,029	209,029
Total Investments in Securities	$ 81,752,533	$ 125,585	$ 3,446,901	$ 85,325,019

During the period ended June 30, 2023, there were no transfers into or out of Level 3.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2022	$3,425,430
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	21,471
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2023	$3,446,901

	Fair Value at	Valuation	Unobservable
Description	6/30/2023	Techniques	Input	Range**
Common Stocks	$2,217,271	Followed valuation	Intermittent	$42.00 - $73.00
		procedures and used the last	market
		traded price-fair valuation is	activity
reviewed by the board using
market comparables
Common Stocks	$ 672,600	Followed valuation	Precedent	$7.07 - $7.87
		procedures and used the last	Transaction
traded price-fair valuation is
reviewed by the board using
market comparables

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2023 (Unaudited)

	Fair Value at	Valuation	Unobservable
Description	6/30/2023	Techniques	Input	Range**
Common Stocks	$ 135,025	Followed valuation	Precedent	$55.00 - $55.00
		procedures and used the last	Transaction
traded price-fair valuation is
reviewed by the board using
market comparables
Convertible Bonds	$ —*	Followed valuation	Intermittent	$0.00 - $0.00
		procedures and used the last	market
		traded price-fair valuation is	activity
reviewed by the board using
market comparable
Preferred Stocks	$ 212,976	Followed valuation	Intermittent	$18.00 - $19.75
		procedures and used the last	market
		traded price-fair valuation is	activity
reviewed by the board using
market comparables
Warrants	$ 189,207	Followed valuation	Intermittent	$3.14 - $8.00
		procedures and used the last	market
		traded price-fair valuation is	activity
reviewed by the board using
market comparables
Warrants	$ 19,822	Black Scholes Method	Volatility	25%

^ See Consolidated Portfolio of Investments for breakout of investments by industry classification.

* Amount is less than $0.50.

** Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The Multi-Disciplinary Income Portfolio

The following is a summary of the inputs used to value The Multi-Disciplinary Income Portfolio’s net assets as of June 30, 2023:

Assets^	Level 1		Level 2	Level 3	Total
Collateralized Loan Obligation		$—	$ 5,309,990 $	—	$ 5,309,990
Total Investments in Securities		$—	$ 5,309,990 $	—	$ 5,309,990

As of June 30, 2023, there were no investments in Level 3 securities.

During the period ended June 30, 2023, there were no transfers into or out of Level 3.

^ See Consolidated Portfolio of Investments for breakout of investments by industry classification.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2023 (Unaudited)

8. Disclosures about Derivative Instruments and Hedging Activities

The Master Portfolios have adopted authoritative standards regarding disclosure of derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why a Master Portfolio uses derivatives, how derivatives are accounted for by the Master Portfolios, and how derivative instruments affect a Master Portfolio’s results of operations and financial position. At June 30, 2023, none of the Portfolios held any derivative instruments and there were no transactions during the period ended June 30, 2023.

9. Offsetting Assets and Liabilities

The Master Portfolios are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre- arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specific threshold depending on the counterparty and the type of Master Netting Arrangement.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2023 (Unaudited)

The following is a summary of the Assets and Liabilities subject to offsetting in the Master Portfolios as of June 30, 2023:

			Net
		Gross	Amounts	Gross Amounts not Offset
		Amounts	Presented	in the Statement of
	Gross	Offset in the	in the	Assets & Liabilities
	Amounts of	Statement	Statement		Collateral
	Recognized	of Assets &	of Assets &	Financial	Pledged	Net
	Liabilities	Liabilities	Liabilities	Instruments	(Received)	Amount
The Internet Portfolio
Securities Lending	$975,062	$—	$975,062	$975,062	$—	$—
	$975,062	$—	$975,062	$975,062	$—	$—

The Global Portfolio
Securities Lending	$291,293	$—	$291,293	$291,293	$—	$—
	$291,293	$—	$291,293	$291,293	$—	$—
The Paradigm Portfolio
Securities Lending	$2,975,643	$—	$2,975,643	$2,975,643	$—	$—
	$2,975,643	$—	$2,975,643	$2,975,643	$—	$—

The Small Cap
Opportunities Portfolio
Securities Lending	$195,736	$—	$195,736	$195,736	$—	$—
	$195,736	$—	$195,736	$195,736	$—	$—

The Market
Opportunities Portfolio
Securities Lending	$603,663	$—	$603,663	$603,663	$—	$—
	$603,663	$—	$603,663	$603,663	$—	$—

10. Subsequent Events

In preparing these financial statements, management has evaluated Portfolio related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or translations that occurred during the year that materially impacted the amounts or disclosures in the Master Portfolios’ financial statements.

11. Recent Accounting Pronouncements

Reference Rate Reform

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”).

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2023 (Unaudited)

ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

Other Regulatory Matters

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted final rule and form amendments relating to tailored shareholder reports for mutual funds and exchange-traded funds; fee information in investment company advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.

12. Information about Proxy Voting (Unaudited)

Information regarding how the Feeder Funds and the Master Portfolios vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-930-3828 or by accessing the Funds’ website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Feeder Funds and the Master Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

13. Information about the Portfolio Holdings (Unaudited)

The Master Portfolios file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Master Portfolios’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2023 (Unaudited)

14. Approval of Investment Advisory Contract by Trustees of Kinetics Portfolios Trust (Unaudited)

At a meeting of the Board of Trustees of the Trust held on June 9, 2023, the Board, including a majority of the Trustees who are not interested persons under the 1940 Act (the “Independent Trustees”), approved the Advisory Agreements with respect to each Master Portfolio. In reaching a decision to approve the Advisory Agreements (the “Agreements”), the Board of Trustees, including a majority of the Independent Trustees, considered, among other things: (1) the nature, extent and quality of the services provided by the Adviser including, but not limited to, a review of the complexity of the services provided and whether the services are provided in a satisfactory and efficient manner; (2) the experience and qualifications of the personnel providing such services; (3) the investment performance of the Master Portfolios over time, along with that of the Adviser as compared with industry competitors; (4) an evaluation of the fee structure, any fee waivers, and the Master Portfolios’ expense ratios, and a comparison of them in relation to those of other investment companies having comparable investment policies and limitations; (5) possible alternative fee structures or bases for determining fees; (6) the extent to which economies of scale would be realized as the Master Portfolios grow and whether fee levels reflect these economies of scale for the benefit of the Trust’s investors; (7) the direct and indirect costs of the services to be provided (and the basis of determining and allocating these costs) and profits to be realized by the Adviser and its affiliates from their relationship with the Master Portfolios; (8) other compensation or possible benefits to the Adviser and its affiliates arising from their advisory and other relationships with the Master Portfolios, including, if applicable, any benefits derived or to be derived by the Adviser from its relationship with the Master Portfolios such as soft dollar arrangements by which brokers provide research to the Master Portfolios or the Adviser in return for allocating the Master Portfolios’ brokerage; (9) the entrepreneurial risks borne by the Adviser, if any (e.g., because a fund is in a start-up mode or for other reasons, its revenues may be less or its expenses greater than anticipated); (10) a comparison of the fees charged by the Adviser with fees charged by the Adviser to similar clients; and (11) the policies and procedures that are in place to address, among other things, informational and cyber-related security.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2023 (Unaudited)

The Board of Trustees, including a majority of the Independent Trustees, concluded that: they were satisfied with the quality of services provided by the Adviser in advising the Master Portfolios, the profits earned by the Adviser would be reasonable in light of the nature, extent and quality of the services provided to each Master Portfolio; and that each Master Portfolio was not large enough to attain significant economies of scale. Based on the factors considered, the Board of Trustees, including a majority of the Independent Trustees, concluded that it was appropriate to approve the Agreements.

15. Liquidity Risk Management Program

Effective June 1, 2019, the Funds adopted a liquidity risk management program (the “Liquidity Risk Management Program” or “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires funds to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. A fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires funds to classify their investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days a fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2023 (Unaudited)

dispose of within seven calendar days without significantly changing the market value. A fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Trust’s Board of Trustees (the “Board”). Furthermore, the Board receives a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the Master Portfolios and the Program has been implemented effectively. The Program Administrator has monitored each Master Portfolio’s liquidity risk and the liquidity classification of the securities held by the Master Portfolios and determined that the Program is operating effectively.

During the period from April 1, 2022 to March 31, 2023, there were no material changes to the Program and no material liquidity events that impacted the Master Portfolios. During the period, the Master Portfolios held sufficient highly liquid assets to meet fund redemptions.

KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST

Privacy Policy (Unaudited)

We collect the following nonpublic personal information about you:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and
•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

This privacy policy is not part of the annual report.

Kinetics Mutual
Funds, Inc.
615 East Michigan Street
Milwaukee, WI 53202

INVESTMENT ADVISER AND
SHAREHOLDER SERVICING AGENT
Horizon Kinetics Asset Management LLC
470 Park Avenue South
New York,NY 10016

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
50 South 16th Street
Suite 2900
Philadelphia, PA 19102

DISTRIBUTOR
Kinetics Funds Distributor LLC
470 Park Avenue South
New York,NY 10016

ADMINISTRATOR
FUND ACCOUNTANT AND
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 River Center Drive, Suite 302
Milwaukee, WI 53212

THIS MATERIAL MUST BE PRECEDED OR
ACCOMPANIED BY A PROSPECTUS

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form
(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Not applicable to open-end investment companies.

(4) There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By /s/ Peter B. Doyle ______________________

Peter B. Doyle, President

Date 8/30/2023 _____________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Peter B. Doyle ______________________

Peter B. Doyle, President

Date 8/30/2023_____________________________

By /s/ Leonid Polyakov _____________________

Leonid Polyakov, Treasurer

Date 8/30/2023_____________________________